Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments October 31, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.9%
CORPORATE DEBT - 33.1%
Financials - 9.1%
$ 10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24 BBB- $ 9,370
2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 1,815
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 10/29/24 BBB- 7,250
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 1/30/26 BBB- 15,328
18 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB- 15,200
5 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/27 BBB- 4,496
1 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 BBB- 808
8 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 6,004
4 Aetna Inc 4.500% 5/15/42 BBB 3,178
10 Aetna Inc 4.750% 3/15/44 BBB 8,117
12 Affiliated Managers Group Inc 3.500% 8/01/25 BBB+ 11,414
10 Affiliated Managers Group Inc 3.300% 6/15/30 BBB+ 8,146
2 Air Lease Corp 3.875% 7/03/23 BBB 1,977
7 Air Lease Corp 0.800% 8/18/24 BBB 6,374
10 Air Lease Corp 3.250% 3/01/25 BBB 9,317
1 Air Lease Corp 1.875% 8/15/26 BBB 839
7 Air Lease Corp 2.200% 1/15/27 BBB 5,855
8 Air Lease Corp 3.625% 4/01/27 BBB 7,027
2 Air Lease Corp 3.250% 10/01/29 BBB 1,602
10 Air Lease Corp 3.000% 2/01/30 BBB 7,780
33 Aircastle Ltd 4.125% 5/01/24 BBB- 31,449
5 Alexandria Real Estate Equities Inc 1.875% 2/01/33 BBB+ 3,460
23 Alexandria Real Estate Equities Inc 3.550% 3/15/52 BBB+ 14,822
5 Ally Financial Inc 1.450% 10/02/23 BBB- 4,795
18 Ally Financial Inc 2.200% 11/02/28 BBB- 13,726
1 Ally Financial Inc 8.000% 11/01/31 BBB- 1,026
13 American Homes 4 Rent LP 3.625% 4/15/32 BBB- 10,467
20 American International Group Inc 2.500% 6/30/25 BBB+ 18,580
9 Aon Corp 2.800% 5/15/30 BBB+ 7,376
1 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 BBB+ 773
5 Ares Capital Corp 3.875% 1/15/26 BBB- 4,483
7 Assurant Inc 3.700% 2/22/30 BBB 5,761
10 Assurant Inc 2.650% 1/15/32 BBB 7,195
1 Athene Holding Ltd 6.150% 4/03/30 BBB+ 970
17 AXIS Specialty Finance PLC (3) 4.000% 12/06/27 BBB+ 15,575
44 Banco Santander SA 2.749% 12/03/30 BBB 30,460
34 Bank of America Corp 4.948% 7/22/28 A 32,430
100 Bank of America Corp 4.571% 4/27/33 A 88,619
100 Bank of America Corp 5.015% 7/22/33 A 91,706
6 Bank of Nova Scotia 3.450% 4/11/25 A 5,717
57 Bank of Nova Scotia 3.625% 10/27/81 BBB- 40,294
11 BankUnited Inc 5.125% 6/11/30 BBB- 9,891
1 Barclays PLC 1.007% 12/10/24 BBB+ 936
13 Barclays PLC 2.852% 5/07/26 BBB+ 11,709
13 Barclays PLC 5.200% 5/12/26 BBB 11,893
200 Barclays PLC 5.501% 8/09/28 BBB+ 184,615
3 Barclays PLC 5.088% 6/20/30 BBB 2,522
4 Barclays PLC 2.667% 3/10/32 BBB+ 2,853
4 Barclays PLC 2.894% 11/24/32 BBB+ 2,832
4 Barclays PLC 3.811% 3/10/42 BBB 2,365
10 BGC Partners Inc 5.375% 7/24/23 BBB- 9,946
12 BGC Partners Inc 3.750% 10/01/24 BBB- 11,401
6 Blackstone Private Credit Fund (3) 4.700% 3/24/25 BBB- 5,770
34 Blackstone Private Credit Fund 2.625% 12/15/26 BBB- 27,908

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 10 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- $ 8,577
16 Blackstone Secured Lending Fund 2.125% 2/15/27 BBB- 12,913
25 Boston Properties LP 3.400% 6/21/29 BBB+ 20,669
14 Brighthouse Financial Inc 5.625% 5/15/30 BBB 13,024
11 Brixmor Operating Partnership LP 4.125% 5/15/29 BBB- 9,423
24 Brown & Brown Inc 2.375% 3/15/31 BBB- 17,714
4 Capital One Financial Corp 3.900% 1/29/24 BBB+ 3,920
4 Capital One Financial Corp 1.343% 12/06/24 BBB+ 3,789
4 Capital One Financial Corp 4.250% 4/30/25 BBB+ 3,851
7 Capital One Financial Corp 4.166% 5/09/25 BBB+ 6,727
6 Capital One Financial Corp 1.878% 11/02/27 BBB+ 4,991
4 Capital One Financial Corp 3.800% 1/31/28 BBB+ 3,574
151 Capital One Financial Corp 4.927% 5/10/28 BBB+ 140,194
7 Capital One Financial Corp 3.273% 3/01/30 BBB+ 5,745
6 Capital One Financial Corp (3) 2.359% 7/29/32 BBB 4,127
1 Capital One Financial Corp 5.268% 5/10/33 BBB+ 893
36 CI Financial Corp 3.200% 12/17/30 BBB- 26,045
9 Citigroup Inc 4.140% 5/24/25 A- 8,750
2 Citigroup Inc 3.290% 3/17/26 A- 1,873
20 Citigroup Inc 4.450% 9/29/27 BBB 18,563
1 Citigroup Inc 3.070% 2/24/28 A- 882
150 Citigroup Inc 4.910% 5/24/33 A- 136,268
72 Citizens Financial Group Inc 2.500% 2/06/30 BBB+ 55,682
8 CNA Financial Corp 3.900% 5/01/29 BBB+ 7,049
8 CNO Financial Group Inc 5.250% 5/30/29 BBB- 7,312
20 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 18,189
46 Corebridge Financial Inc, 144A 3.850% 4/05/29 BBB+ 40,185
11 Corporate Office Properties LP 2.900% 12/01/33 BBB- 7,414
15 Credit Suisse AG/New York NY 3.700% 2/21/25 A- 13,720
12 CubeSmart LP 2.250% 12/15/28 BBB 9,630
4 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 3,646
18 Deutsche Bank AG/New York NY 6.119% 7/14/26 BBB 17,156
4 Deutsche Bank AG/New York NY 2.129% 11/24/26 BBB 3,363
4 Deutsche Bank AG/New York NY 2.311% 11/16/27 BBB 3,193
1 Deutsche Bank AG/New York NY 3.547% 9/18/31 BBB 744
8 Digital Realty Trust LP (3) 4.450% 7/15/28 BBB 7,378
7 Discover Financial Services 4.500% 1/30/26 BBB 6,562
18 Discover Financial Services 4.100% 2/09/27 BBB 16,312
1 Elevance Health Inc 2.875% 9/15/29 BBB+ 849
1 Elevance Health Inc 4.100% 5/15/32 BBB+ 900
8 Elevance Health Inc 3.125% 5/15/50 BBB+ 5,108
23 Enstar Group Ltd 3.100% 9/01/31 BBB- 15,935
10 EPR Properties 3.750% 8/15/29 BBB- 7,353
3 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 2,784
13 Essex Portfolio LP 2.550% 6/15/31 BBB+ 9,971
12 Extra Space Storage LP 2.350% 3/15/32 BBB 8,684
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 BBB- 21,100
11 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 9,163
21 Fidelity National Financial Inc 3.400% 6/15/30 BBB 16,846
9 Fifth Third Bancorp 2.375% 1/28/25 BBB+ 8,362
2 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 1,702
3 Fifth Third Bancorp 3.950% 3/14/28 BBB+ 2,747
100 Fifth Third Bancorp 6.361% 10/27/28 BBB+ 100,411
21 First American Financial Corp 2.400% 8/15/31 BBB 14,642
26 FS KKR Capital Corp 1.650% 10/12/24 BBB- 23,557
1 FS KKR Capital Corp 3.250% 7/15/27 BBB- 819
16 GATX Corp 4.550% 11/07/28 BBB 14,674
20 Goldman Sachs BDC Inc (3) 2.875% 1/15/26 BBB- 18,040
6 Goldman Sachs Group Inc 3.000% 3/15/24 A- 5,801
100 Goldman Sachs Group Inc 5.700% 11/01/24 BBB+ 100,007

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 6 Goldman Sachs Group Inc 1.948% 10/21/27 A- $ 5,098
4 Goldman Sachs Group Inc 2.615% 4/22/32 A- 3,051
6 Goldman Sachs Group Inc 2.383% 7/21/32 A- 4,465
1 Goldman Sachs Group Inc 6.450% 5/01/36 BBB 969
33 Golub Capital BDC Inc 2.050% 2/15/27 BBB- 26,440
12 Hartford Financial Services Group Inc 2.800% 8/19/29 BBB+ 9,962
10 Healthcare Realty Holdings LP 3.100% 2/15/30 BBB 8,039
11 Healthpeak Properties Inc 2.875% 1/15/31 BBB+ 8,791
20 Hercules Capital Inc 3.375% 1/20/27 BBB- 16,560
10 Highwoods Realty LP 4.200% 4/15/29 BBB 8,427
5 Highwoods Realty LP 3.050% 2/15/30 BBB 3,897
11 Host Hotels & Resorts LP 3.500% 9/15/30 BBB- 8,627
196 HSBC Holdings PLC 6.800% 6/01/38 BBB+ 169,406
10 Hudson Pacific Properties LP 4.650% 4/01/29 BBB- 8,559
28 Humana Inc 2.150% 2/03/32 BBB 21,063
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 BBB+ 14,458
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 BBB+ 9,525
11 Invitation Homes Operating Partnership LP 2.300% 11/15/28 BBB- 8,755
18 Jackson Financial Inc (3) 5.170% 6/08/27 BBB 17,198
12 Janus Henderson US Holdings Inc 4.875% 8/01/25 BBB+ 11,759
12 Jefferies Financial Group Inc 5.500% 10/18/23 BBB 11,974
9 Jefferies Group LLC / Jefferies Group Capital Finance Inc 4.150% 1/23/30 BBB 7,630
6 JPMorgan Chase & Co 1.470% 9/22/27 A+ 5,041
10 JPMorgan Chase & Co 2.069% 6/01/29 A+ 8,082
4 JPMorgan Chase & Co 3.702% 5/06/30 A+ 3,482
6 JPMorgan Chase & Co 2.545% 11/08/32 A+ 4,528
12 JPMorgan Chase & Co 4.912% 7/25/33 A+ 10,919
150 JPMorgan Chase & Co 5.717% 9/14/33 A- 139,831
22 Kemper Corp (3) 3.800% 2/23/32 BBB 17,911
67 KeyCorp 2.550% 10/01/29 BBB+ 53,948
13 Kilroy Realty LP 2.650% 11/15/33 BBB 8,807
2 Kimco Realty Corp 2.250% 12/01/31 BBB+ 1,472
12 Kimco Realty Corp 4.250% 4/01/45 BBB+ 8,556
31 Lazard Group LLC 4.500% 9/19/28 BBB 28,117
11 Life Storage LP 2.400% 10/15/31 BBB 8,101
16 Lincoln National Corp 3.625% 12/12/26 BBB+ 14,871
13 Lloyds Banking Group PLC 4.716% 8/11/26 A- 12,300
13 LXP Industrial Trust 2.375% 10/01/31 BBB 9,396
31 Main Street Capital Corp 3.000% 7/14/26 BBB- 26,306
9 Manulife Financial Corp 4.061% 2/24/32 BBB+ 7,930
12 Markel Corp 3.350% 9/17/29 BBB 10,182
20 Mitsubishi UFJ Financial Group Inc 5.017% 7/20/28 A 19,006
3 Morgan Stanley 4.350% 9/08/26 BBB+ 2,857
2 Morgan Stanley 3.950% 4/23/27 BBB+ 1,845
150 Morgan Stanley 3.622% 4/01/31 A 127,541
1 Morgan Stanley 4.889% 7/20/33 A 910
1 Morgan Stanley 2.484% 9/16/36 BBB+ 708
10 Nasdaq Inc 3.850% 6/30/26 BBB+ 9,521
6 National Retail Properties Inc 2.500% 4/15/30 BBB+ 4,733
12 National Retail Properties Inc 3.000% 4/15/52 BBB+ 6,720
6 NatWest Group PLC 4.269% 3/22/25 A- 5,785
13 NatWest Group PLC 3.754% 11/01/29 BBB 11,867
17 NatWest Group PLC 5.076% 1/27/30 A- 15,143
4 Nomura Holdings Inc 1.851% 7/16/25 BBB+ 3,596
3 Nomura Holdings Inc 5.386% 7/06/27 BBB+ 2,882
4 Nomura Holdings Inc 2.710% 1/22/29 BBB+ 3,213
2 Nomura Holdings Inc 3.103% 1/16/30 BBB+ 1,576
1 Nomura Holdings Inc 2.679% 7/16/30 BBB+ 752
20 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 16,586
7 Old Republic International Corp 3.875% 8/26/26 BBB+ 6,567

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 13 Omega Healthcare Investors Inc 3.625% 10/01/29 BBB- $ 10,346
10 ORIX Corp 4.000% 4/13/32 A- 8,523
10 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 9,136
18 Owl Rock Capital Corp 4.250% 1/15/26 BBB- 16,278
1 Owl Rock Capital Corp 2.625% 1/15/27 BBB- 801
24 OWL Rock Core Income Corp 4.700% 2/08/27 Baa3 21,106
13 Piedmont Operating Partnership LP 2.750% 4/01/32 BBB 8,977
33 Prospect Capital Corp 3.437% 10/15/28 BBB- 24,061
8 Prudential Financial Inc (3) 5.375% 5/15/45 BBB+ 7,486
7 Prudential Financial Inc 5.700% 9/15/48 BBB+ 6,402
1 Prudential Financial Inc 3.700% 10/01/50 BBB+ 777
8 Radian Group Inc 6.625% 3/15/25 Baa3 7,901
2 Regency Centers LP 2.950% 9/15/29 BBB+ 1,625
7 Regency Centers LP 4.400% 2/01/47 BBB+ 5,082
34 Regions Financial Corp 1.800% 8/12/28 BBB+ 27,634
8 Reinsurance Group of America Inc 4.700% 9/15/23 BBB+ 7,961
10 Reinsurance Group of America Inc 3.150% 6/15/30 BBB+ 8,194
13 Rexford Industrial Realty LP 2.150% 9/01/31 BBB 9,543
10 Sabra Health Care LP 3.200% 12/01/31 BBB- 7,209
6 Santander Holdings USA Inc 4.260% 6/09/25 BBB 5,750
7 Santander Holdings USA Inc 3.244% 10/05/26 BBB 6,200
1 Santander Holdings USA Inc 2.490% 1/06/28 BBB 828
2 Santander UK Group Holdings PLC 1.532% 8/21/26 BBB+ 1,703
20 Sixth Street Specialty Lending Inc 3.875% 11/01/24 BBB- 19,035
13 Spirit Realty LP 2.100% 3/15/28 BBB 10,229
10 Stifel Financial Corp 4.250% 7/18/24 BBB 9,762
12 Stifel Financial Corp 4.000% 5/15/30 BBB 10,205
12 STORE Capital Corp 2.700% 12/01/31 BBB 9,073
2 Sun Communities Operating LP 2.300% 11/01/28 BBB- 1,593
6 Sun Communities Operating LP 4.200% 4/15/32 BBB- 4,921
6 SVB Financial Group 4.345% 4/29/28 BBB+ 5,502
1 SVB Financial Group 3.125% 6/05/30 BBB+ 780
20 SVB Financial Group 1.800% 2/02/31 BBB+ 13,685
6 Synchrony Financial 4.875% 6/13/25 BBB- 5,765
56 Synchrony Financial 3.700% 8/04/26 BBB- 50,311
39 Synchrony Financial 3.950% 12/01/27 BBB- 33,538
15 UDR Inc 3.000% 8/15/31 BBB+ 11,766
7 Unum Group 3.875% 11/05/25 BBB- 6,673
22 Ventas Realty LP 2.500% 9/01/31 BBB+ 16,622
9 Wells Fargo & Co 3.908% 4/25/26 A 8,575
1 Wells Fargo & Co 3.526% 3/24/28 A 900
16 Welltower Inc 2.800% 6/01/31 BBB+ 12,327
6 Welltower Inc 3.850% 6/15/32 BBB+ 4,979
117 Westpac Banking Corp 2.668% 11/15/35 BBB+ 82,884
14 Willis North America Inc 4.500% 9/15/28 BBB 12,870
11 WP Carey Inc 2.450% 2/01/32 BBB+ 8,073
4,017 Total Financials 3,455,556
Industrial - 11.3%
9 AbbVie Inc 3.200% 11/21/29 BBB+ 7,866
15 AbbVie Inc 4.050% 11/21/39 BBB+ 12,082
16 AbbVie Inc 4.625% 10/01/42 BBB+ 13,289
12 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 9,459
9 Agilent Technologies Inc 2.750% 9/15/29 BBB+ 7,546
10 Allegion plc 3.500% 10/01/29 BBB 8,370
3 Altria Group Inc 5.800% 2/14/39 BBB+ 2,563
1 Altria Group Inc 3.875% 9/16/46 BBB+ 614
10 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 7,682
37 American Airlines 2016-2 Class AA Pass Through Trust2020
A
3.200% 6/15/28 BBB+ 30,920

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 29 American Tower Corp 2.100% 6/15/30 BBB $ 22,084
1 American Tower Corp 4.050% 3/15/32 BBB 855
19 AmerisourceBergen Corp 2.700% 3/15/31 BBB+ 15,121
1 Amgen Inc 2.300% 2/25/31 BBB+ 800
8 Amgen Inc 3.150% 2/21/40 BBB+ 5,697
6 Amgen Inc 5.150% 11/15/41 BBB+ 5,361
1 Amgen Inc 3.000% 1/15/52 BBB+ 616
1 Amgen Inc 4.200% 2/22/52 BBB+ 763
11 Amphenol Corp 2.200% 9/15/31 BBB+ 8,413
100 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 85,767
13 Anheuser-Busch InBev Worldwide Inc 4.000% 4/13/28 BBB+ 12,283
3 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 BBB+ 2,508
21 Aptiv PLC 3.100% 12/01/51 BBB 11,711
3 Aptiv PLC / Aptiv Corp (3) 3.250% 3/01/32 BBB 2,393
10 ArcelorMittal SA (3) 4.250% 7/16/29 BBB- 8,835
89 AT&T Inc 2.750% 6/01/31 BBB 71,204
67 AT&T Inc 4.850% 3/01/39 BBB 57,475
30 AT&T Inc 3.500% 6/01/41 BBB 21,195
14 Autodesk Inc 2.400% 12/15/31 BBB+ 10,793
11 AutoNation Inc 3.850% 3/01/32 BBB- 8,563
13 AutoZone Inc 4.000% 4/15/30 BBB 11,666
11 Avery Dennison Corp 2.250% 2/15/32 BBB 8,077
11 Barrick North America Finance LLC 5.700% 5/30/41 BBB+ 10,325
1 BAT Capital Corp 4.742% 3/16/32 BBB+ 838
8 BAT Capital Corp 4.390% 8/15/37 BBB+ 5,795
12 Becton Dickinson and Co 1.957% 2/11/31 BBB 9,186
9 Becton Dickinson and Co 4.685% 12/15/44 BBB 7,565
22 Bell Telephone Co of Canada or Bell Canada 3.650% 8/15/52 BBB+ 14,857
10 Best Buy Co Inc 1.950% 10/01/30 BBB+ 7,443
14 Biogen Inc 5.200% 9/15/45 BBB+ 12,123
10 Block Financial LLC 2.500% 7/15/28 BBB- 8,207
14 Boardwalk Pipelines LP 3.600% 9/01/32 BBB 11,097
10 Boeing Co/The 6.875% 3/15/39 BBB- 9,647
54 Boeing Co/The 5.705% 5/01/40 BBB- 46,847
8 BorgWarner Inc 4.375% 3/15/45 BBB+ 5,724
17 Boston Scientific Corp 4.550% 3/01/39 BBB 14,315
12 BP Capital Markets PLC 4.875% N/A (4) BBB+ 10,128
28 British Telecommunications PLC 5.125% 12/04/28 BBB 25,666
1 Broadcom Inc, 144A 4.000% 4/15/29 BBB- 877
104 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 70,935
17 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 13,223
6 Brunswick Corp/DE 4.400% 9/15/32 BBB 4,768
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,147
21 Campbell Soup Co (3) 2.375% 4/24/30 BBB 16,798
1 Canadian Natural Resources Ltd 2.950% 7/15/30 BBB 820
5 Canadian Natural Resources Ltd 5.850% 2/01/35 BBB 4,642
12 Canadian Natural Resources Ltd 6.750% 2/01/39 BBB 11,874
8 Canadian Pacific Railway Co 2.450% 12/02/31 BBB+ 6,347
3 Canadian Pacific Railway Co 4.800% 8/01/45 BBB+ 2,550
10 Cardinal Health Inc 4.500% 11/15/44 BBB 7,504
14 Carlisle Cos Inc 2.200% 3/01/32 BBB 10,295
5 Carrier Global Corp 2.722% 2/15/30 BBB- 4,111
21 Carrier Global Corp 3.577% 4/05/50 BBB- 14,087
10 CDW LLC / CDW Finance Corp 3.276% 12/01/28 BBB- 8,122
10 Celanese US Holdings LLC (3) 6.379% 7/15/32 BBB- 9,099
10 Cenovus Energy Inc (3) 2.650% 1/15/32 BBB- 7,713
11 Cenovus Energy Inc 5.250% 6/15/37 BBB- 9,554
10 CF Industries Inc 5.375% 3/15/44 BBB 8,498

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 8 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 4/01/38 BBB- $ 6,429
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 625
14 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 5/01/47 BBB- 10,769
1 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250% 4/01/53 BBB- 752
11 Choice Hotels International Inc 3.700% 1/15/31 BBB- 9,031
10 Church & Dwight Co Inc 2.300% 12/15/31 BBB+ 7,777
43 Cigna Corp 4.900% 12/15/48 BBB+ 36,510
14 Clorox Co 4.400% 5/01/29 BBB+ 13,153
10 CNH Industrial NV 3.850% 11/15/27 BBB 9,053
3 Conagra Brands Inc 4.850% 11/01/28 BBB- 2,839
11 Conagra Brands Inc 5.300% 11/01/38 BBB- 9,594
6 Constellation Brands Inc (3) 4.750% 5/09/32 BBB- 5,590
10 Constellation Brands Inc 5.250% 11/15/48 BBB- 8,593
20 Corning Inc 3.900% 11/15/49 BBB+ 13,656
26 Crown Castle Inc 2.500% 7/15/31 BBB 20,005
4 CSX Corp 2.400% 2/15/30 BBB+ 3,278
1 CSX Corp 4.100% 11/15/32 BBB+ 900
1 CSX Corp 3.800% 4/15/50 BBB+ 725
9 CVS Health Corp 4.875% 7/20/35 BBB 8,086
18 CVS Health Corp 4.780% 3/25/38 BBB 15,623
9 Dell International LLC / EMC Corp 6.200% 7/15/30 BBB 8,816
7 Dell International LLC / EMC Corp 8.350% 7/15/46 BBB 7,431
12 Dell International LLC / EMC Corp, 144A 3.450% 12/15/51 BBB 6,790
6 Deutsche Telekom International Finance BV 8.750% 6/15/30 BBB+ 6,866
19 Devon Energy Corp 5.600% 7/15/41 BBB 17,355
15 Diamondback Energy Inc 3.125% 3/24/31 BBB 12,258
6 Diamondback Energy Inc 4.250% 3/15/52 BBB 4,332
10 Dick's Sporting Goods Inc (3) 3.150% 1/15/32 BBB- 7,590
59 Discovery Communications LLC 4.000% 9/15/55 BBB- 33,664
5 Dollar General Corp 3.875% 4/15/27 BBB 4,695
7 Dollar General Corp 4.125% 4/03/50 BBB 5,280
21 Dollar Tree Inc 3.375% 12/01/51 BBB 13,075
10 Dover Corp 2.950% 11/04/29 BBB+ 8,449
2 Dow Chemical Co 4.250% 10/01/34 BBB+ 1,691
8 Dow Chemical Co 5.250% 11/15/41 BBB+ 6,914
5 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 4,531
16 Eastman Chemical Co 4.800% 9/01/42 BBB 12,509
18 Eaton Corp 4.150% 11/02/42 BBB+ 14,516
14 eBay Inc (3) 2.600% 5/10/31 BBB+ 11,002
10 Energy Transfer LP 4.150% 9/15/29 BBB- 8,679
22 Energy Transfer LP 5.800% 6/15/38 BBB- 18,779
22 Energy Transfer LP 5.000% 5/15/44 BBB- 16,678
3 Enterprise Products Operating LLC 5.750% 3/01/35 BBB+ 2,815
2 Enterprise Products Operating LLC 4.250% 2/15/48 BBB+ 1,485
1 Enterprise Products Operating LLC 3.300% 2/15/53 BBB+ 626
10 Enterprise Products Operating LLC 3.950% 1/31/60 BBB+ 6,641
10 EQT Corp 5.700% 4/01/28 BBB- 9,731
7 Equifax Inc 2.600% 12/15/25 BBB 6,374
10 Equifax Inc 5.100% 12/15/27 BBB 9,639
12 Equifax Inc 2.350% 9/15/31 BBB 8,876
3 Equinix Inc 2.500% 5/15/31 BBB 2,284
17 Equinix Inc 3.900% 4/15/32 BBB 14,305
14 Expedia Group Inc 3.250% 2/15/30 BBB- 11,283
3 Expedia Group Inc 2.950% 3/15/31 BBB- 2,277
10 FactSet Research Systems Inc 3.450% 3/01/32 BBB- 8,025
7 FedEx Corp 3.100% 8/05/29 BBB 5,965

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 6 FedEx Corp 3.900% 2/01/35 BBB $ 4,894
4 FedEx Corp 4.050% 2/15/48 BBB 2,819
10 Fidelity National Information Services Inc 1.150% 3/01/26 BBB 8,612
1 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 815
50 Fidelity National Information Services Inc 2.250% 3/01/31 BBB 38,429
74 Fiserv Inc 2.750% 7/01/24 BBB 70,731
7 Fiserv Inc 2.250% 6/01/27 BBB 6,054
13 Flowserve Corp 2.800% 1/15/32 BBB- 9,317
11 Fortune Brands Home & Security Inc 3.250% 9/15/29 BBB 9,021
19 Fox Corp 3.500% 4/08/30 BBB 16,111
21 Freeport-McMoRan Inc 4.250% 3/01/30 BBB- 18,381
7 GE Capital Funding LLC 4.550% 5/15/32 BBB+ 6,465
1 General Electric Co 4.350% 5/01/50 BBB+ 788
22 General Mills Inc 4.550% 4/17/38 BBB 18,543
2 General Motors Co 6.600% 4/01/36 BBB- 1,886
8 General Motors Financial Co Inc 4.300% 4/06/29 BBB- 7,026
10 General Motors Financial Co Inc (3) 3.100% 1/12/32 BBB- 7,611
12 Genuine Parts Co 2.750% 2/01/32 BBB+ 9,302
17 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 14,266
9 Gilead Sciences Inc 4.750% 3/01/46 BBB+ 7,731
1 Global Payments Inc 1.500% 11/15/24 BBB- 916
6 Global Payments Inc 4.950% 8/15/27 BBB- 5,701
6 Global Payments Inc 4.450% 6/01/28 BBB- 5,454
5 Global Payments Inc 2.900% 5/15/30 BBB- 3,979
1 Global Payments Inc 2.900% 11/15/31 BBB- 763
17 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 15,311
19 Grupo Televisa SAB 6.125% 1/31/46 BBB+ 17,742
9 Halliburton Co 4.500% 11/15/41 BBB+ 7,040
8 Halliburton Co 4.750% 8/01/43 BBB+ 6,445
10 Hasbro Inc 3.900% 11/19/29 BBB 8,626
18 HCA Inc 4.125% 6/15/29 BBB- 15,883
40 HCA Inc, 144A 4.375% 3/15/42 BBB- 30,054
10 HCA Inc 3.500% 7/15/51 BBB- 6,229
4 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 3,902
6 HP Inc 4.750% 1/15/28 BBB 5,606
6 HP Inc 3.400% 6/17/30 BBB 4,879
6 HP Inc 4.200% 4/15/32 BBB 4,914
6 HP Inc 6.000% 9/15/41 BBB 5,317
10 Huntington Ingalls Industries Inc 2.043% 8/16/28 BBB- 8,031
10 Huntsman International LLC 2.950% 6/15/31 BBB- 7,474
10 IDEX Corp 2.625% 6/15/31 BBB 7,970
12 Ingredion Inc 2.900% 6/01/30 BBB 9,807
8 International Paper Co 4.800% 6/15/44 BBB 6,375
7 International Paper Co 4.400% 8/15/47 BBB 5,471
6 J M Smucker Co (3) 2.125% 3/15/32 BBB 4,457
6 J M Smucker Co 4.250% 3/15/35 BBB 5,125
16 Jabil Inc 3.600% 1/15/30 BBB- 13,414
12 Johnson Controls International plc 4.950% 7/02/64 BBB+ 8,969
24 Kansas City Southern/Old 4.700% 5/01/48 BBB 19,613
14 Kellogg Co 2.100% 6/01/30 BBB 10,998
15 Keurig Dr Pepper Inc 3.200% 5/01/30 BBB 12,703
3 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 2,358
1 Kinder Morgan Energy Partners LP 6.375% 3/01/41 BBB 924
10 Kinder Morgan Inc (3) 2.000% 2/15/31 BBB 7,503
1 Kinder Morgan Inc 3.600% 2/15/51 BBB 647
10 Kohl's Corp 3.625% 5/01/31 BBB- 6,612
6 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 5,420
14 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 12,822
3 Kroger Co 2.200% 5/01/30 BBB+ 2,355
1 Kroger Co 1.700% 1/15/31 BBB+ 742

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 4 Kroger Co 5.400% 1/15/49 BBB+ $ 3,561
5 L3Harris Technologies Inc 2.900% 12/15/29 BBB 4,161
18 L3Harris Technologies Inc 1.800% 1/15/31 BBB 13,437
10 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 7,963
2 Lear Corp 3.500% 5/30/30 BBB 1,627
10 Lear Corp (3) 2.600% 1/15/32 BBB 7,295
11 Leggett & Platt Inc 3.500% 11/15/51 BBB 7,227
15 Leidos Inc 2.300% 2/15/31 BBB- 11,061
10 Lennar Corp 4.750% 11/29/27 BBB 9,248
10 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 9,314
9 Lowe's Cos Inc 4.050% 5/03/47 BBB+ 6,609
1 Lowe's Cos Inc 4.250% 4/01/52 BBB+ 743
19 LYB International Finance BV 5.250% 7/15/43 BBB 15,566
13 Magellan Midstream Partners LP 5.150% 10/15/43 BBB+ 10,609
11 Marathon Petroleum Corp 6.500% 3/01/41 BBB 10,713
3 Marriott International Inc/MD 4.650% 12/01/28 BBB- 2,772
5 Marriott International Inc/MD 4.500% 10/01/34 BBB- 4,063
6 Martin Marietta Materials Inc 2.500% 3/15/30 BBB 4,774
3 Martin Marietta Materials Inc 2.400% 7/15/31 BBB 2,299
10 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 6,225
7 Marvell Technology Inc 4.875% 6/22/28 BBB- 6,445
14 Masco Corp (3) 2.000% 2/15/31 BBB 10,340
13 McCormick & Co Inc/MD 1.850% 2/15/31 BBB 9,619
25 McDonald's Corp 4.700% 12/09/35 BBB+ 22,773
23 MDC Holdings Inc 3.966% 8/06/61 BBB- 11,467
12 Micron Technology Inc 5.327% 2/06/29 BBB- 11,125
100 Micron Technology Inc 6.750% 11/01/29 BBB- 100,057
18 Molson Coors Beverage Co 4.200% 7/15/46 BBB- 13,272
6 Mondelez International Inc 3.000% 3/17/32 BBB+ 4,914
15 Mondelez International Inc (3) 1.875% 10/15/32 BBB+ 10,868
7 Moody's Corp 3.250% 1/15/28 BBB+ 6,268
25 Moody's Corp 2.000% 8/19/31 BBB+ 18,899
7 Mosaic Co/The 5.450% 11/15/33 BBB 6,476
4 Motorola Solutions Inc 2.300% 11/15/30 BBB- 2,993
21 Motorola Solutions Inc 2.750% 5/24/31 BBB- 16,060
32 MPLX LP 4.500% 4/15/38 BBB 25,511
15 Mylan Inc 4.550% 4/15/28 BBB- 13,440
51 National Fuel Gas Co 5.500% 1/15/26 BBB- 49,927
7 National Fuel Gas Co 2.950% 3/01/31 BBB- 5,249
13 NetApp Inc (3) 2.700% 6/22/30 BBB+ 10,436
6 Netflix Inc 5.875% 11/15/28 BBB- 5,955
6 Newmont Corp 2.600% 7/15/32 BBB+ 4,576
10 Newmont Corp 5.875% 4/01/35 BBB+ 9,617
6 Norfolk Southern Corp 3.000% 3/15/32 BBB+ 4,968
1 Norfolk Southern Corp 4.800% 8/15/43 BBB+ 824
8 Norfolk Southern Corp 3.700% 3/15/53 BBB+ 5,597
9 Northrop Grumman Corp (3) 4.400% 5/01/30 BBB+ 8,467
6 Nucor Corp 2.700% 6/01/30 BBB+ 4,891
4 Nucor Corp 3.125% 4/01/32 BBB+ 3,241
8 Nucor Corp 2.979% 12/15/55 BBB+ 4,521
12 Nutrien Ltd 5.625% 12/01/40 BBB 10,947
3 NXP BV / NXP Funding LLC 5.550% 12/01/28 BBB 2,888
6 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 4,512
8 NXP BV / NXP Funding LLC / NXP USA Inc (3) 2.650% 2/15/32 BBB 5,960
6 NXP BV / NXP Funding LLC / NXP USA Inc 3.250% 11/30/51 BBB 3,472
7 Omnicom Group Inc 4.200% 6/01/30 BBB+ 6,287
19 ONEOK Partners LP 6.125% 2/01/41 BBB 16,535
20 Oracle Corp 2.875% 3/25/31 BBB 15,762
7 Oracle Corp 3.800% 11/15/37 BBB 5,088
116 Oracle Corp (3) 3.650% 3/25/41 BBB 78,555

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 14 Orange SA 5.375% 1/13/42 BBB+ $ 12,698
12 O'Reilly Automotive Inc 4.350% 6/01/28 BBB+ 11,315
12 Owens Corning 4.300% 7/15/47 BBB 8,445
24 Packaging Corp of America 3.050% 10/01/51 BBB 14,505
8 Paramount Global 4.950% 1/15/31 BBB 6,982
24 Paramount Global 4.900% 8/15/44 BBB 16,813
24 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 18,929
13 PerkinElmer Inc 2.550% 3/15/31 BBB 10,046
6 Phillips 66 4.650% 11/15/34 BBB+ 5,374
5 Phillips 66 5.875% 5/01/42 BBB+ 4,844
6 Phillips 66 3.300% 3/15/52 BBB+ 3,882
5 Phillips 66 Co, 144A 3.150% 12/15/29 BBB+ 4,224
23 Plains All American Pipeline LP / PAA Finance Corp 3.800% 9/15/30 BBB- 19,176
3 PulteGroup Inc 5.000% 1/15/27 BBB 2,881
30 Quanta Services Inc (3) 2.350% 1/15/32 BBB- 21,654
11 Quest Diagnostics Inc 2.800% 6/30/31 BBB 8,803
3 Raytheon Technologies Corp 1.900% 9/01/31 BBB+ 2,274
20 Raytheon Technologies Corp 4.625% 11/16/48 BBB+ 16,819
1 Raytheon Technologies Corp 3.030% 3/15/52 BBB+ 638
14 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB 10,547
9 RELX Capital Inc 3.000% 5/22/30 BBB+ 7,504
9 Republic Services Inc 3.950% 5/15/28 BBB 8,365
9 Republic Services Inc (3) 1.750% 2/15/32 BBB 6,671
23 Rogers Communications Inc 5.000% 3/15/44 BBB+ 18,612
1 Rogers Communications Inc, 144A 4.550% 3/15/52 BBB+ 773
1 Roper Technologies Inc 2.950% 9/15/29 BBB+ 836
10 Roper Technologies Inc 2.000% 6/30/30 BBB+ 7,585
18 Royalty Pharma PLC (3) 2.150% 9/02/31 BBB- 13,131
14 RPM International Inc 4.250% 1/15/48 BBB- 9,955
20 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB 18,237
23 Sands China Ltd 5.400% 8/08/28 BBB- 18,264
6 Sherwin-Williams Co 2.200% 3/15/32 BBB 4,517
20 Sherwin-Williams Co 4.000% 12/15/42 BBB 14,804
11 Sonoco Products Co 2.850% 2/01/32 BBB 8,573
17 Southern Copper Corp 5.250% 11/08/42 BBB+ 14,733
18 Southwest Airlines Co 3.450% 11/16/27 BBB+ 16,156
30 Spectra Energy Partners LP 4.500% 3/15/45 BBB+ 23,496
9 Starbucks Corp 3.550% 8/15/29 BBB+ 8,117
2 Starbucks Corp 3.000% 2/14/32 BBB+ 1,655
10 Starbucks Corp 4.450% 8/15/49 BBB+ 7,983
11 Starbucks Corp 3.350% 3/12/50 BBB+ 7,238
16 Steel Dynamics Inc 3.450% 4/15/30 BBB- 13,436
16 Stryker Corp 4.100% 4/01/43 BBB+ 12,251
24 Suncor Energy Inc 4.000% 11/15/47 BBB+ 17,488
20 Suzano Austria GmbH 3.125% 1/15/32 BBB- 14,750
13 Sysco Corp 5.950% 4/01/30 BBB 13,282
15 Sysco Corp 3.150% 12/14/51 BBB 9,351
39 Takeda Pharmaceutical Co Ltd 3.025% 7/09/40 BBB+ 27,005
12 Tapestry Inc 3.050% 3/15/32 BBB- 8,829
10 Teck Resources Ltd 6.000% 8/15/40 BBB- 8,801
5 Teledyne FLIR LLC 2.500% 8/01/30 BBB- 3,899
19 TELUS Corp 4.300% 6/15/49 BBB+ 14,360
12 Textron Inc 3.000% 6/01/30 BBB 9,812
28 Time Warner Cable LLC 5.500% 9/01/41 BBB- 21,975
31 T-Mobile USA Inc 2.250% 11/15/31 BBB- 23,471
100 T-Mobile USA Inc 3.400% 10/15/52 BBB- 64,671
10 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 BBB 9,228
6 TransCanada PipeLines Ltd 4.100% 4/15/30 BBB+ 5,371
9 TransCanada PipeLines Ltd 5.100% 3/15/49 BBB+ 7,619
5 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 4,210

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 11 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ $ 7,836
17 Triton Container International Ltd / TAL International
Container Corp
3.250% 3/15/32 BBB- 12,184
11 Tyson Foods Inc 5.100% 9/28/48 BBB 9,614
35 United Airlines 2014-1 Class A Pass Through Trust2020 A 4.000% 4/11/26 BBB+ 31,872
14 Vale Overseas Ltd 3.750% 7/08/30 BBB- 11,517
23 Valero Energy Corp 3.650% 12/01/51 BBB 15,258
16 Verizon Communications Inc 2.550% 3/21/31 BBB+ 12,644
106 Verizon Communications Inc 2.355% 3/15/32 BBB+ 80,298
2 Verizon Communications Inc 3.400% 3/22/41 BBB+ 1,422
7 Verizon Communications Inc (3) 2.850% 9/03/41 BBB+ 4,576
6 Verizon Communications Inc 4.000% 3/22/50 BBB+ 4,396
6 Verizon Communications Inc 3.875% 3/01/52 BBB+ 4,240
12 VF Corp 2.950% 4/23/30 BBB+ 9,681
16 Viatris Inc 3.850% 6/22/40 BBB- 9,971
22 VICI Properties LP 5.125% 5/15/32 BBB- 19,492
8 VMware Inc 4.700% 5/15/30 BBB- 7,224
26 Vodafone Group PLC 4.375% 2/19/43 BBB 19,473
17 Vodafone Group PLC 4.875% 6/19/49 BBB 13,155
12 Vontier Corp 2.950% 4/01/31 BBB- 8,421
13 Vulcan Materials Co 3.500% 6/01/30 BBB 11,049
14 Walgreens Boots Alliance Inc 4.650% 6/01/46 BBB 10,618
30 Warnermedia Holdings Inc, 144A 4.279% 3/15/32 BBB- 24,232
12 Warnermedia Holdings Inc, 144A 5.050% 3/15/42 BBB- 8,779
22 Waste Connections Inc 2.200% 1/15/32 BBB+ 16,926
6 Waste Management Inc 4.150% 4/15/32 BBB+ 5,517
11 Waste Management Inc 3.900% 3/01/35 BBB+ 9,284
11 Western Union Co 1.350% 3/15/26 BBB 9,417
10 Westinghouse Air Brake Technologies Corp 4.950% 9/15/28 BBB- 9,302
23 Westlake Corp 3.125% 8/15/51 BBB 13,487
6 Weyerhaeuser Co 4.000% 4/15/30 BBB 5,244
13 Weyerhaeuser Co 3.375% 3/09/33 BBB 10,378
6 Whirlpool Corp 4.700% 5/14/32 BBB 5,351
10 Whirlpool Corp 5.150% 3/01/43 BBB 8,094
23 Williams Cos Inc 2.600% 3/15/31 BBB 18,021
8 Workday Inc 3.700% 4/01/29 BBB 7,123
11 WRKCo Inc 4.900% 3/15/29 BBB 10,330
13 Xylem Inc/NY 2.250% 1/30/31 BBB 10,224
6 Yamana Gold Inc 2.630% 8/15/31 BBB- 4,336
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 BBB 1,592
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 BBB 5,507
11 Zoetis Inc 4.700% 2/01/43 BBB+ 9,380
4,838 Total Industrial 3,869,262
Utility - 12.7%
5 AEP Texas Inc 3.800% 10/01/47 BBB+ 3,426
7 Ameren Corp 2.500% 9/15/24 BBB+ 6,630
9 Ameren Corp 1.950% 3/15/27 BBB+ 7,724
8 Ameren Corp 1.750% 3/15/28 BBB+ 6,548
4 Ameren Corp 3.500% 1/15/31 BBB+ 3,396
1 American Electric Power Co Inc 2.031% 3/15/24 BBB 955
100 American Electric Power Co Inc 5.750% 11/01/27 BBB 99,735
4 American Electric Power Co Inc 4.300% 12/01/28 BBB 3,706
99 American Electric Power Co Inc 2.300% 3/01/30 BBB 77,996
4 American Electric Power Co Inc 3.875% 2/15/62 BBB- 3,072
30 Avangrid Inc 3.200% 4/15/25 BBB 28,201
46 Avangrid Inc 3.800% 6/01/29 BBB 40,309
10 Black Hills Corp 1.037% 8/23/24 BBB+ 9,231
4 Black Hills Corp 3.150% 1/15/27 BBB+ 3,610
1 Black Hills Corp 3.050% 10/15/29 BBB+ 823

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 7 Black Hills Corp 2.500% 6/15/30 BBB+ $ 5,436
10 Black Hills Corp 4.200% 9/15/46 BBB+ 7,113
11 Black Hills Corp 3.875% 10/15/49 BBB+ 7,434
1 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 833
30 CenterPoint Energy Inc 4.250% 11/01/28 BBB 27,015
6 Cleco Corporate Holdings LLC 3.375% 9/15/29 BBB- 4,912
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 BBB- 14,699
1 CMS Energy Corp 4.875% 3/01/44 BBB 830
11 CMS Energy Corp 3.750% 12/01/50 BBB- 7,948
80 Consolidated Edison Inc 0.650% 12/01/23 BBB+ 76,345
111 Constellation Energy Generation LLC 5.600% 6/15/42 BBB 97,641
20 Dayton Power & Light Co 3.950% 6/15/49 BBB+ 14,946
13 Delmarva Power & Light Co 4.000% 6/01/42 A 9,708
7 Dominion Energy Inc 3.071% 8/15/24 BBB 6,680
6 Dominion Energy Inc 3.600% 3/15/27 BBB 5,556
102 Dominion Energy Inc 4.250% 6/01/28 BBB 95,054
1 Dominion Energy Inc 2.250% 8/15/31 BBB 772
1 Dominion Energy Inc 4.350% 8/15/32 BBB 901
8 Dominion Energy Inc 5.250% 8/01/33 BBB 7,490
7 Dominion Energy Inc 4.900% 8/01/41 BBB 5,908
13 Dominion Energy Inc 4.850% 8/15/52 BBB 10,669
13 DTE Electric Co 3.000% 3/01/32 A+ 10,782
3 DTE Energy Co 2.529% 10/01/24 BBB 2,841
1 DTE Energy Co 4.220% 11/01/24 BBB 976
1 Duke Energy Corp 3.150% 8/15/27 BBB 900
1 Duke Energy Corp 4.300% 3/15/28 BBB 940
447 Duke Energy Corp 3.950% 8/15/47 BBB 315,982
1 Duke Energy Corp 5.000% 8/15/52 BBB 827
4 Edison International 4.950% 4/15/25 BBB- 3,934
127 El Paso Electric Co 5.000% 12/01/44 BBB+ 106,416
8 Emera US Finance LP 3.550% 6/15/26 BBB- 7,381
1 Emera US Finance LP 2.639% 6/15/31 BBB- 767
12 Emera US Finance LP 4.750% 6/15/46 BBB- 8,897
80 Enel Americas SA 4.000% 10/25/26 BBB 73,967
133 Enel Chile SA 4.875% 6/12/28 BBB+ 121,496
50 Enel Generacion Chile SA 4.250% 4/15/24 BBB+ 48,994
1 Entergy Corp 0.900% 9/15/25 BBB 876
1 Entergy Corp 1.900% 6/15/28 BBB 816
15 Entergy Corp 2.800% 6/15/30 BBB 12,046
10 Entergy Corp 2.400% 6/15/31 BBB 7,568
1 Entergy Corp 3.750% 6/15/50 BBB 675
6 Essential Utilities Inc 2.704% 4/15/30 BBB+ 4,875
19 Essential Utilities Inc 2.400% 5/01/31 BBB+ 14,745
21 Essential Utilities Inc 3.351% 4/15/50 BBB+ 13,166
180 Evergy Inc 2.900% 9/15/29 BBB+ 148,651
4 Eversource Energy 0.800% 8/15/25 BBB+ 3,520
1 Eversource Energy 3.300% 1/15/28 BBB+ 896
1 Eversource Energy 4.250% 4/01/29 BBB+ 921
1 Eversource Energy 1.650% 8/15/30 BBB+ 748
1 Eversource Energy 3.375% 3/01/32 BBB+ 833
6 Eversource Energy 3.450% 1/15/50 BBB+ 3,996
6 Exelon Corp, 144A 2.750% 3/15/27 BBB 5,364
4 Exelon Corp 4.050% 4/15/30 BBB 3,589
2 Exelon Corp, 144A 3.350% 3/15/32 BBB 1,658
3 Exelon Corp 4.950% 6/15/35 BBB 2,701
21 Exelon Corp 5.100% 6/15/45 BBB 18,109
7 Exelon Corp 4.450% 4/15/46 BBB 5,487
1 Exelon Corp 4.700% 4/15/50 BBB 804
130 Fortis Inc/Canada 3.055% 10/04/26 BBB 117,171
5 Georgia Power Co 2.650% 9/15/29 BBB+ 4,147

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 200 Georgia Power Co 4.700% 5/15/32 BBB+ $ 187,817
1 Georgia Power Co 3.700% 1/30/50 BBB+ 711
68 Iberdrola International BV 6.750% 7/15/36 BBB+ 67,304
10 Interstate Power and Light Co 4.100% 9/26/28 BBB+ 9,364
100 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 89,468
1 Interstate Power and Light Co 2.300% 6/01/30 BBB+ 797
5 IPALCO Enterprises Inc 3.700% 9/01/24 BBB- 4,753
7 IPALCO Enterprises Inc 4.250% 5/01/30 BBB- 6,017
4 ITC Holdings Corp 4.050% 7/01/23 BBB+ 3,946
1 ITC Holdings Corp 5.300% 7/01/43 BBB+ 851
12 National Grid USA 5.803% 4/01/35 BBB 10,947
10 NextEra Energy Capital Holdings Inc 4.200% 6/20/24 BBB+ 9,841
18 NextEra Energy Capital Holdings Inc 4.450% 6/20/25 BBB+ 17,631
8 NextEra Energy Capital Holdings Inc (3) 1.875% 1/15/27 BBB+ 6,909
108 NextEra Energy Capital Holdings Inc (3) 4.625% 7/15/27 BBB+ 103,830
307 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 253,471
4 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 BBB+ 3,533
8 NextEra Energy Capital Holdings Inc 2.750% 11/01/29 BBB+ 6,703
5 NextEra Energy Capital Holdings Inc 2.250% 6/01/30 BBB+ 3,969
4 NextEra Energy Capital Holdings Inc 2.440% 1/15/32 BBB+ 3,086
19 NextEra Energy Capital Holdings Inc 5.000% 7/15/32 BBB+ 18,054
4 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 3,379
3 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 2,286
9 NiSource Inc 3.490% 5/15/27 BBB 8,221
15 NiSource Inc 3.600% 5/01/30 BBB 12,909
18 NiSource Inc 1.700% 2/15/31 BBB 13,188
8 NiSource Inc 5.950% 6/15/41 BBB 7,503
6 NiSource Inc 5.650% 2/01/45 BBB 5,434
7 NiSource Inc 3.950% 3/30/48 BBB 5,017
19 NiSource Inc 5.000% 6/15/52 BBB 15,842
100 NSTAR Electric Co 4.950% 9/15/52 A+ 89,475
4 Oglethorpe Power Corp 5.950% 11/01/39 BBB+ 3,712
9 Oglethorpe Power Corp 4.200% 12/01/42 BBB+ 6,296
14 Oglethorpe Power Corp 4.250% 4/01/46 BBB+ 9,976
1 Oglethorpe Power Corp, 144A 4.500% 4/01/47 BBB+ 749
3 Oglethorpe Power Corp 5.050% 10/01/48 BBB+ 2,407
7 Oglethorpe Power Corp 5.250% 9/01/50 BBB+ 5,653
124 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 119,844
8 Pacific Gas and Electric Co 3.300% 12/01/27 BBB- 6,785
9 Pacific Gas and Electric Co 3.000% 6/15/28 BBB- 7,405
109 Pacific Gas and Electric Co 3.750% 7/01/28 BBB- 93,029
9 Pacific Gas and Electric Co 4.200% 3/01/29 BBB- 7,809
109 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 95,469
7 Pacific Gas and Electric Co 2.500% 2/01/31 BBB- 5,230
17 Pacific Gas and Electric Co 3.250% 6/01/31 BBB- 13,230
101 Pacific Gas and Electric Co 4.400% 3/01/32 BBB- 84,528
100 Pacific Gas and Electric Co 5.900% 6/15/32 BBB- 93,052
109 Pacific Gas and Electric Co 4.200% 6/01/41 BBB- 76,677
6 Pacific Gas and Electric Co 4.450% 4/15/42 BBB- 4,229
8 Pacific Gas and Electric Co 3.750% 8/15/42 BBB- 5,067
7 Pacific Gas and Electric Co 4.300% 3/15/45 BBB- 4,715
7 Pacific Gas and Electric Co (3) 4.000% 12/01/46 BBB- 4,451
7 Pacific Gas and Electric Co 3.950% 12/01/47 BBB- 4,514
106 Pacific Gas and Electric Co 4.950% 7/01/50 BBB- 79,017
104 Pacific Gas and Electric Co 5.250% 3/01/52 BBB- 80,001
48 Pennsylvania Electric Co 6.150% 10/01/38 BBB+ 46,247
110 Piedmont Natural Gas Co Inc 3.500% 6/01/29 BBB+ 97,461
100 Piedmont Natural Gas Co Inc 3.640% 11/01/46 BBB+ 67,383
1 Piedmont Natural Gas Co Inc 3.350% 6/01/50 BBB+ 637
60 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 53,499

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 10 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ $ 9,126
1 PPL Capital Funding Inc 4.125% 4/15/30 BBB+ 890
9 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 7,120
1 Public Service Electric and Gas Co 1.900% 8/15/31 A 767
2 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 1,922
16 Public Service Enterprise Group Inc (3) 1.600% 8/15/30 BBB 11,868
66 Puget Energy Inc 2.379% 6/15/28 BBB- 54,523
26 Puget Energy Inc 4.100% 6/15/30 BBB- 22,653
1 Sempra Energy 3.300% 4/01/25 BBB 947
4 Sempra Energy 3.250% 6/15/27 BBB 3,617
2 Sempra Energy 3.400% 2/01/28 BBB 1,786
4 Sempra Energy 3.700% 4/01/29 BBB 3,526
18 Sempra Energy 3.800% 2/01/38 BBB 13,645
19 Sempra Energy 4.000% 2/01/48 BBB 13,548
4 Sempra Energy 4.125% 4/01/52 BBB- 3,010
1 Southern California Edison Co 2.750% 2/01/32 A- 787
64 Southern Co 2.950% 7/01/23 BBB 62,952
100 Southern Co 0.600% 2/26/24 BBB 94,159
1 Southern Co 5.113% 8/01/27 BBB- 973
110 Southern Co (3) 4.000% 1/15/51 BBB- 95,644
1 Southern Co Gas Capital Corp 4.400% 5/30/47 BBB+ 748
1 Southern Power Co 4.950% 12/15/46 BBB+ 808
9 Southwest Gas Corp 2.200% 6/15/30 BBB+ 6,722
90 Southwest Gas Corp 4.050% 3/15/32 BBB+ 75,189
35 Southwest Gas Corp 4.150% 6/01/49 BBB+ 23,296
8 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 7,031
4 Southwestern Electric Power Co 4.100% 9/15/28 BBB+ 3,659
1 Southwestern Electric Power Co 3.900% 4/01/45 BBB+ 699
109 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 67,316
21 Southwestern Public Service Co 6.000% 10/01/36 BBB+ 20,092
28 Spire Inc 4.700% 8/15/44 BBB+ 21,786
1 Virginia Electric and Power Co 3.750% 5/15/27 A- 938
13 Virginia Electric and Power Co 2.400% 3/30/32 A- 10,194
100 Wisconsin Electric Power Co 4.750% 9/30/32 A 95,099
9 Xcel Energy Inc 0.500% 10/15/23 BBB+ 8,589
11 Xcel Energy Inc 1.750% 3/15/27 BBB+ 9,446
1 Xcel Energy Inc 4.000% 6/15/28 BBB+ 931
18 Xcel Energy Inc (3) 2.350% 11/15/31 BBB+ 13,806
7 Xcel Energy Inc 4.800% 9/15/41 BBB+ 5,704
5,444 Total Utility 4,608,558
$ 14,299 Total Corporate Debt (cost $15,035,128) 11,933,376
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
U.S. TREASURY - 27.8%
4 United States Treasury Note/Bond 0.125% 8/31/23 AA+ 3,465
500 United States Treasury Note/Bond 0.250% 9/30/23 AAA 480,469
700 United States Treasury Note/Bond 0.500% 11/30/23 AAA 669,785
209 United States Treasury Note/Bond 0.750% 12/31/23 AAA 199,783
1 United States Treasury Note/Bond 0.875% 1/31/24 AAA 763
183 United States Treasury Note/Bond 1.125% 2/28/25 AAA 169,547
1,708 United States Treasury Note/Bond 0.250% 9/30/25 AAA 1,516,250
425 United States Treasury Note/Bond 0.375% 1/31/26 AAA 373,336
425 United States Treasury Note/Bond 0.750% 3/31/26 AAA 376,059
703 United States Treasury Note/Bond 0.750% 4/30/26 AAA 620,790
3 United States Treasury Note/Bond 0.875% 6/30/26 AAA 2,469
800 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 705,750
4 United States Treasury Note/Bond 1.250% 12/31/26 AAA 3,180
600 United States Treasury Note/Bond 1.875% 2/28/27 AAA 542,813
1 United States Treasury Note/Bond 2.500% 3/31/27 AAA 928

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 3 United States Treasury Note/Bond 3.250% 6/30/27 AAA $ 2,679
0 (5) United States Treasury Note/Bond 2.750% 7/31/27 AAA 374
300 United States Treasury Note/Bond 4.125% 9/30/27 AAA 298,359
976 United States Treasury Note/Bond 3.125% 11/15/28 AAA 917,288
483 United States Treasury Note/Bond 2.375% 5/15/29 AAA 432,360
557 United States Treasury Note/Bond 1.625% 8/15/29 AAA 474,734
35 United States Treasury Note/Bond 0.625% 5/15/30 AAA 27,196
20 United States Treasury Note/Bond 0.875% 11/15/30 AAA 15,728
103 United States Treasury Note/Bond 1.625% 5/15/31 AAA 85,450
4 United States Treasury Note/Bond 1.875% 2/15/32 AAA 3,326
2 United States Treasury Note/Bond 2.875% 5/15/32 AAA 1,812
1,500 United States Treasury Note/Bond 2.750% 8/15/32 AAA 1,342,266
600 United States Treasury Note/Bond 3.375% 8/15/42 AAA 517,594
200 United States Treasury Note/Bond 3.000% 8/15/52 AAA 160,156
30 United States Treasury Note/Bond - When Issued 2.875% 4/30/27 AAA 28,113
$ 11,079 Total U.S. Treasury (cost $11,119,223) 9,972,822
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 27.4%
250 American Express Credit Account Master Trust 2022 2 3.390% 5/17/27 AAA 240,105
200 Avis Budget Rental Car Funding AESOP LLC 2020 1A ,
144A
2.330% 8/20/26 AAA 181,207
100 BBCMS Mortgage Trust 2022-C17 2022 C17 4.174% 9/15/55 AAA 89,415
150 Benchmark 2021-B27 Mortgage Trust 2.703% 7/15/54 A- 105,195
300 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 288,472
100 Capital One Prime Auto Receivables Trust 2021-1 2021 1 0.770% 9/15/26 AAA 93,432
200 Carmax Auto Owner Trust 2022-3 2022 3 3.810% 9/15/25 AAA 197,338
250 COMM 2015-LC19 Mortgage Trust 2015 LC19 3.527% 2/10/48 AA+ 233,249
200 COMM 2018-COR3 Mortgage Trust 2018 COR3 4.228% 5/10/51 AAA 184,126
150 Discover Card Execution Note Trust 2022 A1 1.960% 2/15/27 AAA 140,380
100 Discover Card Execution Note Trust 2022 A3 3.560% 7/15/27 AAA 96,199
28 Fannie Mae Pool FN MA1489 3.000% 7/01/43 N/R 24,355
193 Fannie Mae Pool FN AS6302 3.500% 12/01/45 N/R 173,315
214 Fannie Mae Pool FN MA2929 3.500% 3/01/47 N/R 192,618
69 Fannie Mae Pool FN MA3211 4.000% 12/01/47 N/R 64,543
126 Fannie Mae Pool FN MA3239 4.000% 1/01/48 N/R 116,603
180 Fannie Mae Pool FN MA3276 3.500% 2/01/48 N/R 162,009
43 Fannie Mae Pool FN MA3277 4.000% 2/01/48 N/R 39,618
93 Fannie Mae Pool FN MA3305 3.500% 3/01/48 N/R 83,135
29 Fannie Mae Pool FN MA3306 4.000% 3/01/48 N/R 26,498
56 Fannie Mae Pool FN MA3383 3.500% 6/01/48 N/R 49,985
380 Fannie Mae Pool FN MA3416 4.500% 7/01/48 N/R 363,398
51 Fannie Mae Pool FN MA3467 4.000% 9/01/48 N/R 46,837
55 Fannie Mae Pool FN MA3663 3.500% 5/01/49 N/R 49,073
81 Fannie Mae Pool FN MA3744 3.000% 8/01/49 N/R 69,645
93 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 79,920
127 Fannie Mae Pool FN MA3905 3.000% 1/01/50 N/R 108,363
447 Fannie Mae Pool FN MA4355 2021 MTGE 2.000% 6/01/51 N/R 354,009
229 Fannie Mae Pool FN MA4380 3.000% 7/01/51 N/R 195,379
277 Fannie Mae Pool FN MA4466 2.500% 11/01/51 N/R 227,289
587 Fannie Mae Pool FN MA4737 5.000% 8/01/52 N/R 566,869
486 Fannie Mae Pool FN MA4738 5.500% 8/01/52 N/R 480,410
295 Fannie Mae Pool FN MA4761 5.000% 9/01/52 N/R 284,583
76 Freddie Mac Gold Pool FG G08800 3.500% 2/01/48 N/R 68,639
197 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 164,993
21 Ginnie Mae II Pool G2 MA2149 4.000% 8/20/44 N/R 19,446
205 Ginnie Mae II Pool G2 MA3310 3.500% 12/20/45 N/R 186,503
62 Ginnie Mae II Pool G2 MA3311 4.000% 12/20/45 N/R 58,149
67 Ginnie Mae II Pool G2 MA3874 2016 242 3.500% 8/20/46 N/R 61,335
44 Ginnie Mae II Pool G2 MA3937 3.500% 9/20/46 N/R 39,953
91 Ginnie Mae II Pool G2 MA4900 3.500% 12/20/47 N/R 82,853

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 70 Ginnie Mae II Pool G2 MA4962 3.500% 1/20/48 N/R $ 63,347
71 Ginnie Mae II Pool G2 MA5875 3.500% 4/20/49 N/R 64,018
124 Ginnie Mae II Pool G2 MA6283 3.000% 11/20/49 N/R 110,298
129 Ginnie Mae II Pool G2 MA6338 3.000% 12/20/49 N/R 113,657
126 Ginnie Mae II Pool G2 MA6474 3.000% 2/20/50 N/R 110,760
293 Ginnie Mae II Pool G2 MA7418 2021 MTGE 2.500% 6/20/51 N/R 249,142
299 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 AAA 283,277
299 Ginnie Mae II Pool G2 MA8202 5.000% 8/20/52 AAA 291,133
100 GM Financial Automobile Leasing Trust 2022-3 2022 3 4.010% 10/21/24 AAA 99,025
200 GM Financial Consumer Automobile Receivables Trust
2022-2 2022 2
3.100% 2/16/27 AAA 192,211
230 GS Mortgage Securities Trust 2013-GC16 2013 GC16 5.161% 11/10/46 Aa1 223,661
221 GS Mortgage Securities Trust 2016-GS4 2016 GS4 3.178% 11/10/49 AAA 201,069
100 Hertz Vehicle Financing III LLC 2022 1A , 144A 1.990% 6/25/26 AAA 90,712
150 Honda Auto Receivables 2022-2 Owner Trust 2022 2 3.810% 3/18/25 AAA 148,326
135 Hyundai Auto Receivables Trust 2022-B 2022 B 3.720% 11/16/26 AAA 131,665
100 John Deere Owner Trust 2022 2022 A 2.490% 1/16/29 AAA 93,224
20 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C20 2015 C20
3.249% 2/15/48 Aaa 18,899
250 Morgan Stanley Capital I Trust 2021-L5 1.518% 5/15/54 AAA 215,264
100 Santander Drive Auto Receivables Trust 2022-5 2022 5 3.980% 1/15/25 AAA 99,310
30 Santander Drive Auto Receivables Trust 2022-5 2022 5 4.110% 8/17/26 AAA 29,312
150 Toyota Auto Loan Extended Note Trust 2021-1 2021 1A ,
144A
1.070% 2/27/34 AAA 131,351
200 Toyota Auto Receivables 2022-C Owner Trust 2022 C 3.830% 8/15/25 AAA 197,448
250 Wells Fargo Commercial Mortgage Trust 2014-LC16 2014
LC16
4.020% 8/15/50 Aa2 239,481
200 Westlake Automobile Receivables Trust 2022-1 2022 1A ,
144A
2.750% 3/15/27 AA 192,113
$ 10,749 Total Securitized (cost $10,963,583) 9,878,146
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
GOVERNMENT RELATED - 10.6%
Government Agency - 1.0%
30 Export-Import Bank of Korea (3) 2.500% 6/29/41 AA 19,779
18 Federal Home Loan Mortgage Corp (3) 6.250% 7/15/32 AAA 20,344
4 Federal Home Loan Mortgage Corp 1.310% 8/17/33 AAA 2,747
1 Federal National Mortgage Association 1.875% 9/24/26 AAA 910
6 Federal National Mortgage Association 6.625% 11/15/30 AAA 6,859
6 Federal National Mortgage Association 5.625% 7/15/37 AAA 6,506
62 Kreditanstalt fuer Wiederaufbau 1.000% 10/01/26 AAA 54,224
9 Tennessee Valley Authority 5.250% 9/15/39 AAA 9,003
169 Tennessee Valley Authority 3.500% 12/15/42 AAA 132,970
100 Tennessee Valley Authority 4.250% 9/15/52 AAA 85,963
405 Total Government Agency 339,305
Municipal Bonds - 5.0% (6)
18 Bay Area Toll Authority(Optional Call: 4/31 at 100.00) 3.126% 4/01/55 N/R 11,406
26 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Lien, Build
America Federally Taxable Bond Series 2010S-1(No Opt.
Call)
6.918% 4/01/40 AA- 29,281
60 Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Green Series 2016B(No
Opt. Call)
3.852% 8/15/46 AAA 46,781
42 California State University(No Opt. Call) 2.719% 11/01/52 AA- 24,352
10 California State University, Systemwide Revenue Bonds,
Taxable Series 2021B(Optional Call: 11/31 at 100.00)
2.939% 11/01/52 AA- 6,175
70 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018(Optional Call: 4/28 at 100.00)
4.600% 4/01/38 AA 63,175

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 50 California State, General Obligation Bonds, Various
Purpose Build America Taxable Bond Series 2010(No Opt.
Call)
7.625% 3/01/40 AA $ 59,866
10 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2009(No Opt. Call)
5.720% 12/01/38 AA+ 10,433
47 Chicago O'Hare International Airport(No Opt. Call) 4.572% 1/01/54 A 38,920
30 Chicago Transit Authority, Illinois, Sales and Transfer Tax
Receipts Revenue Bonds, Pension Funding Taxable Series
2008B(No Opt. Call)
6.899% 12/01/40 AA- 32,403
40 Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Taxable Series 2021A(No Opt. Call)
2.991% 6/01/42 A+ 26,948
6 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable
Series 2018A(No Opt. Call)
3.864% 6/01/38 A+ 4,945
10 Cook County, Illinois, General Obligation Bonds, Build
America Taxable Bonds, Series 2010D(No Opt. Call)
6.229% 11/15/34 A+ 10,348
40 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A(Optional Call:
12/31 at 100.00)
2.613% 12/01/48 AA+ 24,880
20 Dallas Fort Worth International Airport, Joint Revenue
Bonds, Taxable Improvement Series 2022A(No Opt. Call)
4.087% 11/01/51 N/R 15,720
20 Dallas Fort Worth International Airport, Joint Revenue
Bonds, Taxable Improvement Series 2022A(Optional Call:
11/32 at 100.00)
4.507% 11/01/51 N/R 16,700
40 Dallas-Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Refunding Series 2021C(Optional
Call: 11/31 at 100.00)
2.843% 11/01/46 A+ 27,000
1 Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021C(No Opt. Call)
2.202% 3/15/34 AA+ 733
40 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Taxable Refunding Subordinate
Lien Series 2020B. Tela Supported(Optional Call: 4/30 at
100.00)
3.236% 10/01/52 AA+ 25,533
21 Health & Educational Facilities Authority of the State of
Missouri(No Opt. Call)
3.086% 9/15/51 AA+ 13,466
126 Illinois State, General Obligation Bonds, Pension Funding
Series 2003(No Opt. Call)
5.100% 6/01/33 BBB 117,880
40 Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas KPERS Projects, Taxable Series
2021K(No Opt. Call)
2.774% 5/01/51 AA- 25,315
225 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010(No Opt. Call)
6.600% 8/01/42 AA+ 246,448
30 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010(No Opt. Call)
6.750% 8/01/49 AA+ 35,123
55 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Taxable Build America Bond
Series 2009C(No Opt. Call)
6.008% 7/01/39 AA 57,103
36 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Build America
Taxable Bonds, Series 2009KRY(No Opt. Call)
5.750% 7/01/34 AA- 36,589
49 Massachusetts State, General Obligation Bonds, Taxable
Refunding Series 2019D2021 2021(No Opt. Call)
2.663% 9/01/39 AA+ 37,362
11 Michigan Finance Authority, Hospital Revenue Bonds,
Trinity Health Credit Group, Taxable Refunding Series 2019-
T(No Opt. Call)
3.384% 12/01/40 AA- 8,163
36 Municipal Electric Authority of Georgia, Plant Vogtle Units
3 & 4 Project J Bonds, Taxable Build America Bonds Series
2010A(No Opt. Call)
6.637% 4/01/57 A- 36,334

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 108 New Jersey Turnpike Authority, Revenue Bonds, Build
America Taxable Bonds, Series 2010A(No Opt. Call)
7.102% 1/01/41 A $ 123,673
1 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series AA(No Opt. Call)
5.440% 6/15/43 AA+ 988
15 New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Build America Taxable Bonds,
Series 2010B-1(No Opt. Call)
5.572% 11/01/38 AAA 14,874
32 New York State Thruway Authority, General Revenue Bonds,
Taxable Series 2019M(No Opt. Call)
2.900% 1/01/35 A 25,339
50 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Taxable Series 2021A(Optional Call:
1/31 at 100.00)
3.011% 1/01/43 A+ 34,474
10 Ohio State University, General Receipts Bonds, Build
America Taxable Bond Series 2010C(No Opt. Call)
4.910% 6/01/40 AA 9,397
8 Ohio State University, General Receipts Bonds, Multiyear
Debt Issuance Program, Taxable Series 2016B(No Opt. Call)
3.798% 12/01/46 AA 6,196
66 Phoenix, Arizona, Various Purpose General Obligation
Bonds, Build America Taxable Bonds, Series 2009A(No
Opt. Call)
5.269% 7/01/34 AA+ 66,924
100 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series
2021(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 A+ 60,580
39 Province of British Columbia Canada(No Opt. Call) 1.300% 1/29/31 AA+ 30,304
75 Sales Tax Securitization Corp(No Opt. Call) 3.238% 1/01/42 N/R 52,940
50 State of California(Optional Call: 4/28 at 100.00) 4.500% 4/01/33 AA 47,289
97 Texas State, General Obligation Bonds, Transportation
Commission, Build America Taxable Bonds, Series
2010A(No Opt. Call)
4.631% 4/01/33 AAA 94,505
90 Texas Transportation Commission, General Obligation
Bonds, Mobility Fund, Refunding Series 2020(Optional
Call: 10/30 at 100.00)
2.472% 10/01/44 AAA 55,923
93 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series
2020(Optional Call: 3/50 at 100.00)
2.256% 9/01/50 AAA 52,187
32 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A(No Opt. Call)
2.856% 7/01/47 AA- 21,026
2,075 Total Municipal Bonds 1,786,001
Sovereign Debt - 4.6%
8 Chile Government International Bond 2.550% 7/27/33 A 5,949
5 Chile Government International Bond 3.500% 1/31/34 A 4,033
1 Chile Government International Bond 3.625% 10/30/42 A 697
102 Chile Government International Bond (3) 3.500% 1/25/50 A 66,989
13 Chile Government International Bond (3) 4.000% 1/31/52 A 9,160
13 Chile Government International Bond 3.250% 9/21/71 A 7,160
9 Colombia Government International Bond 4.125% 2/22/42 BBB- 5,058
13 Colombia Government International Bond 5.000% 6/15/45 BBB- 7,873
19 Colombia Government International Bond 5.200% 5/15/49 BBB- 11,520
13 Colombia Government International Bond 4.125% 5/15/51 BBB- 6,894
13 Colombia Government International Bond 3.875% 2/15/61 BBB- 6,630
31 European Investment Bank 0.750% 10/26/26 AAA 26,830
1 Hungary Government International Bond 7.625% 3/29/41 BBB 999
1 Indonesia Government International Bond 4.350% 1/11/48 BBB 779
1 Indonesia Government International Bond 5.350% 2/11/49 BBB 879
13 Indonesia Government International Bond 4.300% 3/31/52 BBB 9,878
200 Indonesia Government International Bond 5.450% 9/20/52 BBB 180,000
15 Indonesia Government International Bond (3) 3.350% 3/12/71 BBB 9,010
30 Inter-American Development Bank 4.375% 1/24/44 AAA 28,491
22 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 17,702

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 28 Israel Government International Bond 4.500% 1/30/43 A+ $ 24,238
11 Korea International Bond 3.875% 9/20/48 AA 9,193
213 Mexico Government International Bond 4.875% 5/19/33 BBB 187,402
10 Mexico Government International Bond 4.280% 8/14/41 BBB 7,236
107 Mexico Government International Bond 5.550% 1/21/45 BBB 90,325
100 Mexico Government International Bond 4.400% 2/12/52 BBB 68,232
19 Mexico Government International Bond 3.771% 5/24/61 BBB 11,027
178 Panama Government International Bond 4.500% 5/15/47 BBB 123,012
130 Panama Government International Bond 3.870% 7/23/60 BBB 75,213
1 Peruvian Government International Bond 1.862% 12/01/32 BBB 694
13 Peruvian Government International Bond 3.000% 1/15/34 BBB 9,702
13 Peruvian Government International Bond 3.300% 3/11/41 BBB 8,743
17 Peruvian Government International Bond 3.550% 3/10/51 BBB 11,193
5 Peruvian Government International Bond 2.780% 12/01/60 BBB 2,665
1 Peruvian Government International Bond 3.600% 1/15/72 BBB 589
16 Peruvian Government International Bond 3.230% 7/28/21 BBB 8,505
10 Philippine Government International Bond 5.000% 1/13/37 BBB 9,100
59 Philippine Government International Bond 3.700% 3/01/41 BBB 44,250
200 Philippine Government International Bond 3.200% 7/06/46 BBB 131,974
36 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 33,388
150 Republic of Italy Government International Bond 4.000% 10/17/49 N/R 99,348
186 State of Israel 3.375% 1/15/50 A+ 128,372
17 Uruguay Government International Bond 5.100% 6/18/50 BBB 15,185
150 Uruguay Government International Bond 4.975% 4/20/55 BBB 129,971
2,193 Total Sovereign Debt 1,636,088
$ 4,673 Total Government Related (cost $5,232,646) 3,761,394
Total Long-Term Investments (cost $42,350,580) 35,545,738
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.4%
MONEY MARKET FUNDS - 1.4%
527,465 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
3.120%(8) $ 527,465
Total Investments Purchased with Collateral from Securities Lending (cost $527,465) 527,465
Total Investments (cost $ 42,878,045 ) - 100 .3% 36,073,203
Other Assets Less Liabilities - (0.3)% (111,138)
Net Assets - 100% $ 35,962,065

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 11,933,376 $ – $ 11,933,376
U.S. Treasury – 9,972,822 – 9,972,822
Securitized – 9,878,146 – 9,878,146
Government Related – 3,761,394 – 3,761,394
Investments Purchased with Collateral from
Securities Lending 527,465 – – 527,465
Total
$ 527,465 $ 35,545,738 $ – $ 36,073,203
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $504,269.
(4) Perpetual security. Maturity date is not applicable.
(5) Principal Amount (000) rounds to less than $1,000.
(6) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate
Bond ETF (NUSA)
Portfolio of Investments October 31, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.9%
CORPORATE DEBT - 48.2%
Financials - 24.0%
$ 130 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% 1/16/24 BBB- $ 127,596
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 136,145
20 Aflac Inc 1.125% 3/15/26 A- 17,498
80 Air Lease Corp 0.800% 8/18/24 BBB 72,846
100 Air Lease Corp 1.875% 8/15/26 BBB 83,859
31 Aircastle Ltd 4.400% 9/25/23 BBB- 30,297
45 Ally Financial Inc 3.875% 5/21/24 BBB- 43,455
40 Ally Financial Inc 5.125% 9/30/24 BBB- 39,406
37 American Express Co 3.400% 2/22/24 A- 36,094
30 American Express Co 3.375% 5/03/24 A- 29,097
30 American Express Co 2.550% 3/04/27 A- 26,359
100 American Express Co 5.850% 11/05/27 A- 99,928
100 Aon Corp / Aon Global Holdings PLC 2.850% 5/28/27 BBB+ 88,762
74 Ares Capital Corp 3.250% 7/15/25 BBB- 66,760
7 Assured Guaranty US Holdings Inc (3) 5.000% 7/01/24 A- 6,949
100 Banco Santander SA 1.849% 3/25/26 A- 85,339
60 Bank of America Corp 0.976% 4/22/25 A 55,685
80 Bank of America Corp 3.366% 1/23/26 A 75,402
200 Bank of America Corp 4.827% 7/22/26 A 194,769
210 Bank of America Corp 1.734% 7/22/27 A 179,579
100 Bank of America Corp 4.376% 4/27/28 A 92,992
20 Bank of Montreal 0.625% 7/09/24 A 18,484
30 Bank of Montreal 1.250% 9/15/26 A 25,482
100 Bank of New York Mellon Corp 3.350% 4/25/25 A+ 96,205
60 Bank of New York Mellon Corp 0.750% 1/28/26 A+ 52,320
20 Bank of Nova Scotia 0.700% 4/15/24 A 18,667
20 Bank of Nova Scotia 3.450% 4/11/25 A 19,058
100 Bank of Nova Scotia 1.350% 6/24/26 A 86,259
80 Barclays PLC 3.932% 5/07/25 BBB+ 76,186
200 Barclays PLC 2.279% 11/24/27 BBB+ 165,479
50 BGC Partners Inc 3.750% 10/01/24 BBB- 47,506
70 Blackstone Private Credit Fund (3) 4.700% 3/24/25 BBB- 67,313
40 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- 34,307
20 Boston Properties LP 3.800% 2/01/24 BBB+ 19,491
20 Canadian Imperial Bank of Commerce 3.300% 4/07/25 A 19,006
20 Canadian Imperial Bank of Commerce 3.945% 8/04/25 A 19,196
78 Capital One Financial Corp 3.300% 10/30/24 BBB+ 74,359
100 Capital One Financial Corp 2.636% 3/03/26 BBB+ 91,676
100 Capital One Financial Corp 4.927% 5/10/28 BBB+ 92,844
50 Charles Schwab Corp 1.150% 5/13/26 A 43,299
40 Chubb INA Holdings Inc 3.150% 3/15/25 A 38,188
60 Citigroup Inc 3.875% 3/26/25 BBB 57,370
10 Citigroup Inc 0.981% 5/01/25 A- 9,232
20 Citigroup Inc 1.281% 11/03/25 A- 18,123
100 Citigroup Inc 2.014% 1/25/26 A- 91,359
100 Citigroup Inc 3.290% 3/17/26 A- 93,665
100 Citigroup Inc 3.070% 2/24/28 A- 88,161
100 Citigroup Inc 4.658% 5/24/28 A- 94,334
50 Citizens Financial Group Inc (3) 2.850% 7/27/26 BBB+ 45,352
60 CNA Financial Corp 3.950% 5/15/24 BBB+ 58,564
60 Cooperatieve Rabobank UA 4.375% 8/04/25 BBB+ 56,712
140 Credit Suisse Group AG 3.750% 3/26/25 BBB 125,443
10 Deutsche Bank AG/London 3.700% 5/30/24 BBB 9,659
190 Deutsche Bank AG/New York NY 3.700% 5/30/24 BBB 181,809

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 110 Discover Bank 2.450% 9/12/24 BBB $ 103,231
100 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 85,111
60 FS KKR Capital Corp 3.400% 1/15/26 BBB- 52,824
70 Goldman Sachs Group Inc 3.625% 2/20/24 A- 68,438
100 Goldman Sachs Group Inc 5.700% 11/01/24 BBB+ 100,007
70 Goldman Sachs Group Inc 3.750% 5/22/25 A- 66,657
100 Goldman Sachs Group Inc 1.948% 10/21/27 A- 84,963
100 Goldman Sachs Group Inc 3.615% 3/15/28 A- 90,149
100 Goldman Sachs Group Inc 4.482% 8/23/28 A- 92,868
90 HSBC Holdings PLC 0.976% 5/24/25 A 81,732
160 HSBC Holdings PLC 4.300% 3/08/26 A 150,565
100 JPMorgan Chase & Co 3.845% 6/14/25 A+ 96,894
10 JPMorgan Chase & Co 0.768% 8/09/25 A+ 9,126
134 JPMorgan Chase & Co 2.005% 3/13/26 A+ 122,185
100 JPMorgan Chase & Co 1.578% 4/22/27 A+ 86,005
100 JPMorgan Chase & Co 2.947% 2/24/28 A+ 87,995
100 JPMorgan Chase & Co 4.851% 7/25/28 A+ 95,067
100 KeyCorp 3.878% 5/23/25 BBB+ 96,976
50 Lincoln National Corp 4.000% 9/01/23 BBB+ 49,570
140 Lloyds Banking Group PLC 1.627% 5/11/27 A- 117,151
100 Main Street Capital Corp 3.000% 7/14/26 BBB- 84,860
16 Marsh & McLennan Cos Inc 3.875% 3/15/24 BBB+ 15,714
15 MetLife Inc 3.600% 4/10/24 A- 14,670
110 Mitsubishi UFJ Financial Group Inc 0.953% 7/19/25 A 100,961
60 Mizuho Financial Group Inc 2.651% 5/22/26 A 54,908
27 Morgan Stanley 3.700% 10/23/24 A 26,179
50 Morgan Stanley 0.790% 5/30/25 A 45,811
100 Morgan Stanley 1.164% 10/21/25 A 90,624
100 Morgan Stanley 2.630% 2/18/26 A 92,682
100 Morgan Stanley 4.679% 7/17/26 A 96,948
110 Morgan Stanley 1.593% 5/04/27 A 94,133
230 NatWest Group PLC 4.269% 3/22/25 A- 221,764
100 Nomura Holdings Inc 1.653% 7/14/26 BBB+ 84,956
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 8,293
20 Office Properties Income Trust 2.650% 6/15/26 BBB- 14,583
60 Old Republic International Corp 3.875% 8/26/26 BBB+ 56,285
50 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 45,681
100 OWL Rock Core Income Corp 4.700% 2/08/27 Baa3 87,940
50 PNC Financial Services Group Inc 1.150% 8/13/26 A- 42,896
100 Progressive Corp 2.500% 3/15/27 A 89,238
51 Prudential Financial Inc 5.200% 3/15/44 BBB+ 47,346
10 Royal Bank of Canada 0.750% 10/07/24 A+ 9,152
50 Royal Bank of Canada 1.200% 4/27/26 A+ 43,136
30 Royal Bank of Canada (3) 2.050% 1/21/27 A+ 26,194
81 Santander Holdings USA Inc 3.500% 6/07/24 BBB 77,675
10 Santander Holdings USA Inc 2.490% 1/06/28 BBB 8,278
80 Santander UK Group Holdings PLC 4.796% 11/15/24 BBB+ 78,268
45 State Street Corp 3.700% 11/20/23 A+ 44,462
120 Sumitomo Mitsui Financial Group Inc 3.748% 7/19/23 A 118,626
20 SVB Financial Group 1.800% 10/28/26 BBB+ 16,903
10 Symetra Financial Corp 4.250% 7/15/24 BBB+ 9,714
60 Synchrony Financial 4.375% 3/19/24 BBB- 58,657
10 Synchrony Financial 4.875% 6/13/25 BBB- 9,608
20 Toronto-Dominion Bank 2.350% 3/08/24 A 19,227
100 Toronto-Dominion Bank 4.285% 9/13/24 A 97,980
50 Toronto-Dominion Bank 1.200% 6/03/26 A 43,082
30 Toronto-Dominion Bank 1.250% 9/10/26 A+ 25,547
76 Truist Bank 3.689% 8/02/24 A 75,115
10 Truist Financial Corp 4.260% 7/28/26 A- 9,642
100 US Bancorp 3.100% 4/27/26 A 92,721

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
October 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 20 Ventas Realty LP 3.750% 5/01/24 BBB+ $ 19,433
10 Vornado Realty LP 2.150% 6/01/26 BBB- 8,255
101 Wells Fargo & Co 3.750% 1/24/24 A 99,177
110 Wells Fargo & Co 3.550% 9/29/25 A 104,173
100 Wells Fargo & Co 3.908% 4/25/26 A 95,278
100 Wells Fargo & Co 4.540% 8/15/26 A 96,198
8,748 Total Financials 8,064,412
Industrial - 7.9%
50 AbbVie Inc 2.950% 11/21/26 BBB+ 45,661
15 Altria Group Inc 2.350% 5/06/25 BBB+ 13,840
10 Amcor Finance USA Inc 3.625% 4/28/26 BBB 9,227
50 American Tower Corp 3.650% 3/15/27 BBB 45,211
25 Amgen Inc 1.900% 2/21/25 BBB+ 23,303
30 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.650% 2/01/26 BBB+ 28,733
100 AT&T Inc 1.700% 3/25/26 BBB 88,190
30 AutoZone Inc 3.250% 4/15/25 BBB 28,497
30 BAT International Finance PLC 1.668% 3/25/26 BBB 25,766
20 Berry Global Inc 1.570% 1/15/26 BBB- 17,335
85 Boeing Co 4.875% 5/01/25 BBB- 82,943
100 Broadcom Inc 3.150% 11/15/25 BBB- 93,225
20 Canadian Pacific Railway Co 1.750% 12/02/26 BBB+ 17,384
50 Cigna Corp 1.250% 3/15/26 BBB+ 43,642
100 CNH Industrial Capital LLC 5.450% 10/14/25 BBB 98,897
30 CNH Industrial Capital LLC 1.450% 7/15/26 BBB 25,697
20 Constellation Brands Inc 4.350% 5/09/27 BBB- 19,093
40 Crown Castle Inc 2.900% 3/15/27 BBB 35,272
30 CVS Health Corp 2.875% 6/01/26 BBB 27,594
10 DXC Technology Co 1.800% 9/15/26 BBB 8,589
100 eBay Inc 1.400% 5/10/26 BBB+ 87,019
45 Equifax Inc 2.600% 12/15/25 BBB 40,975
30 Equinix Inc 1.450% 5/15/26 BBB 25,786
50 Fidelity National Information Services Inc 0.600% 3/01/24 BBB 47,018
70 Fiserv Inc 3.800% 10/01/23 BBB 68,957
70 Fiserv Inc 2.750% 7/01/24 BBB 66,908
10 Fortive Corp 3.150% 6/15/26 BBB+ 9,186
100 General Motors Financial Co Inc 3.800% 4/07/25 BBB- 94,514
100 General Motors Financial Co Inc 1.250% 1/08/26 BBB- 85,307
30 Gilead Sciences Inc 3.500% 2/01/25 BBB+ 28,958
100 Global Payments Inc 1.500% 11/15/24 BBB- 91,561
30 HCA Inc 5.250% 4/15/25 BBB- 29,484
20 HCA Inc, 144A 3.125% 3/15/27 BBB- 17,680
50 Hewlett Packard Enterprise Co 4.900% 10/15/25 BBB 49,142
20 HP Inc 1.450% 6/17/26 BBB 17,085
20 Kinder Morgan Inc 1.750% 11/15/26 BBB 17,244
30 Kraft Heinz Foods Co 3.000% 6/01/26 BBB- 27,688
10 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB 8,682
9 Marriott International Inc/MD 5.750% 5/01/25 BBB- 9,081
10 McDonald's Corp 3.250% 6/10/24 BBB+ 9,739
20 McKesson Corp 1.300% 8/15/26 BBB+ 17,179
10 Mondelez International Inc 2.625% 3/17/27 BBB+ 8,898
45 Moody's Corp 3.750% 3/24/25 BBB+ 43,524
100 National Fuel Gas Co 5.200% 7/15/25 BBB- 98,317
10 Northrop Grumman Corp 3.200% 2/01/27 BBB+ 9,207
100 Nucor Corp 3.950% 5/23/25 BBB+ 96,852
100 Oracle Corp 1.650% 3/25/26 BBB 87,786
30 PayPal Holdings Inc 2.400% 10/01/24 A- 28,585
40 Raytheon Technologies Corp 2.650% 11/01/26 BBB+ 36,362
10 Republic Services Inc 2.900% 7/01/26 BBB 9,149

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 30 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ $ 27,209
20 Ryder System Inc 2.850% 3/01/27 BBB 17,755
30 S&P Global Inc, 144A 2.450% 3/01/27 A- 26,877
45 Sabine Pass Liquefaction LLC 5.625% 3/01/25 BBB 44,812
100 Sherwin-Williams Co 4.250% 8/08/25 BBB 97,283
30 Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26 BBB+ 27,569
20 Stryker Corp 1.150% 6/15/25 BBB+ 18,023
100 T-Mobile USA Inc 3.750% 4/15/27 BBB- 92,256
30 TransCanada PipeLines Ltd 1.000% 10/12/24 BBB+ 27,541
30 Utah Acquisition Sub Inc 3.950% 6/15/26 BBB- 27,323
70 Verizon Communications Inc 0.850% 11/20/25 BBB+ 61,489
100 VMware Inc 1.400% 8/15/26 BBB- 85,311
50 Warnermedia Holdings Inc, 144A 3.755% 3/15/27 BBB- 44,479
25 Williams Cos Inc 3.900% 1/15/25 BBB 24,126
2,894 Total Industrial 2,668,025
Utility - 16.3%
60 AES Corp 1.375% 1/15/26 BBB- 51,819
50 Ameren Corp 2.500% 9/15/24 BBB+ 47,359
20 Ameren Corp 1.950% 3/15/27 BBB+ 17,165
70 American Electric Power Co Inc 2.031% 3/15/24 BBB 66,825
100 American Electric Power Co Inc 1.000% 11/01/25 BBB 87,812
48 American Water Capital Corp 3.850% 3/01/24 A- 47,140
10 American Water Capital Corp 3.000% 12/01/26 A- 9,095
100 American Water Capital Corp 2.950% 9/01/27 A- 90,056
100 Atmos Energy Corp 3.000% 6/15/27 A 91,199
45 Avangrid Inc 3.150% 12/01/24 BBB 42,805
150 Berkshire Hathaway Energy Co (3) 4.050% 4/15/25 A- 146,873
80 Black Hills Corp 1.037% 8/23/24 BBB+ 73,849
40 CenterPoint Energy Inc 2.500% 9/01/24 BBB 37,769
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 86,942
60 CMS Energy Corp 3.875% 3/01/24 BBB 58,580
50 Consolidated Edison Co of New York Inc 2.900% 12/01/26 A- 44,869
20 Consolidated Edison Inc 0.650% 12/01/23 BBB+ 19,086
61 Dominion Energy Inc 3.071% 8/15/24 BBB 58,207
150 Dominion Energy Inc 3.300% 3/15/25 BBB 143,480
200 Dominion Energy Inc 1.450% 4/15/26 BBB 174,638
100 DTE Energy Co 1.050% 6/01/25 BBB 89,283
100 Duke Energy Corp 0.900% 9/15/25 BBB 88,208
100 Duke Energy Corp 4.300% 3/15/28 BBB 93,997
100 Duke Energy Corp 3.250% 1/15/82 BBB- 70,013
100 Duke Energy Florida LLC 3.200% 1/15/27 A 92,726
85 Edison International 4.950% 4/15/25 BBB- 83,593
50 Emera US Finance LP 0.833% 6/15/24 BBB- 46,092
70 Entergy Louisiana LLC 5.590% 10/01/24 A 70,442
89 Entergy Louisiana LLC 5.400% 11/01/24 A 89,341
150 Entergy Louisiana LLC 2.400% 10/01/26 A 132,721
109 Evergy Inc 2.450% 9/15/24 BBB+ 102,728
100 Evergy Kansas Central Inc 2.550% 7/01/26 A 90,983
300 Eversource Energy 0.800% 8/15/25 BBB+ 264,019
100 Eversource Energy 1.400% 8/15/26 BBB+ 86,069
100 Eversource Energy 2.900% 3/01/27 BBB+ 89,582
50 Exelon Corp 3.950% 6/15/25 BBB 48,147
150 Exelon Corp 3.400% 4/15/26 BBB 139,949
100 Exelon Corp, 144A 2.750% 3/15/27 BBB 89,402
10 Fortis Inc/Canada 3.055% 10/04/26 BBB 9,013
166 Georgia Power Co 2.200% 9/15/24 BBB+ 156,346
30 Interstate Power and Light Co 3.250% 12/01/24 BBB+ 28,770
40 National Rural Utilities Cooperative Finance Corp 0.350% 2/08/24 A 37,680
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 95,816

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
October 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 100 NextEra Energy Capital Holdings Inc 4.255% 9/01/24 BBB+ $ 98,053
100 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 96,139
120 NiSource Inc 0.950% 8/15/25 BBB 106,261
100 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 96,648
100 Pacific Gas and Electric Co 3.400% 8/15/24 BBB- 95,069
140 Pacific Gas and Electric Co 3.450% 7/01/25 BBB- 130,114
70 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 62,416
100 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 91,255
90 Public Service Co of Colorado 2.900% 5/15/25 A+ 85,055
200 Public Service Electric and Gas Co 0.950% 3/15/26 A 174,522
110 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 105,734
100 San Diego Gas & Electric Co 2.500% 5/15/26 A 91,377
50 Sempra Energy 3.300% 4/01/25 BBB 47,341
100 Southern California Edison Co 4.200% 6/01/25 A- 97,557
250 Southern California Gas Co 2.950% 4/15/27 A 225,981
180 Southern Co 3.750% 9/15/51 BBB- 142,667
100 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 87,885
50 Tucson Electric Power Co 3.050% 3/15/25 A- 47,763
100 Virginia Electric and Power Co 3.750% 5/15/27 A- 93,790
60 Wisconsin Electric Power Co 3.100% 6/01/25 A 56,876
6,033 Total Utility 5,522,991
$ 17,675 Total Corporate Debt (cost $17,920,684) 16,255,428
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
U.S. TREASURY - 26.8%
1,400 United States Treasury Note/Bond 0.125% 8/31/23 AA+ 1,347,609
50 United States Treasury Note/Bond 0.750% 12/31/23 AAA 47,795
82 United States Treasury Note/Bond 1.750% 6/30/24 AAA 78,256
300 United States Treasury Note/Bond 3.000% 7/31/24 AAA 291,996
70 United States Treasury Note/Bond 1.250% 8/31/24 AAA 65,942
881 United States Treasury Note/Bond 1.375% 1/31/25 AAA 823,528
167 United States Treasury Note/Bond 0.375% 4/30/25 AAA 151,213
350 United States Treasury Note/Bond 0.250% 5/31/25 AAA 314,344
650 United States Treasury Note/Bond 0.250% 7/31/25 AAA 580,430
200 United States Treasury Note/Bond 0.375% 12/31/25 AAA 176,422
700 United States Treasury Note/Bond 0.750% 4/30/26 AAA 617,613
950 United States Treasury Note/Bond 0.750% 5/31/26 AAA 836,037
50 United States Treasury Note/Bond 0.875% 6/30/26 AAA 44,096
100 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 88,219
100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 88,344
900 United States Treasury Note/Bond 1.875% 2/28/27 AAA 814,219
300 United States Treasury Note/Bond 2.500% 3/31/27 AAA 278,344
850 United States Treasury Note/Bond 2.625% 5/31/27 AAA 792,260
300 United States Treasury Note/Bond 3.250% 6/30/27 AAA 287,039
400 United States Treasury Note/Bond 2.750% 7/31/27 AAA 373,906
150 United States Treasury Note/Bond 3.125% 8/31/27 AAA 142,769
850 United States Treasury Note/Bond - When Issued 2.875% 4/30/27 AAA 796,543
$ 9,800 Total U.S. Treasury (cost $9,752,169) 9,036,924
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 23.9%
50 AmeriCredit Automobile Receivables Trust 2021-2 2021 2 1.010% 1/19/27 AA 45,275
20 BA Credit Card Trust 2021-A1 2021 A1 (3) 0.440% 9/15/26 AAA 18,705
50 BANK 2021-BNK34 2021 BN34 1.935% 6/15/63 AAA 43,682
100 Barclays Dryrock Issuance Trust 2021-1 2021 1 0.630% 7/15/27 AAA 92,086
100 Benchmark 2021-B29 Mortgage Trust 2021 B29 2.024% 9/15/54 AAA 86,406
100 BMW Vehicle Lease Trust 2022-1 2022 1 1.100% 3/25/25 AAA 95,901
100 Capital One Multi-Asset Execution Trust 2021-A3 2021 A3 1.040% 11/15/26 AAA 92,358

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 38 Carmax Auto Owner Trust 2020-1 2020 1 1.890% 12/16/24 AAA $ 37,716
100 CarMax Auto Owner Trust 2022-1 2022 1 1.470% 12/15/26 AAA 94,672
100 Carvana Auto Receivables Trust 2022-N1 2022 N1 , 144A 2.950% 12/11/28 AA 97,699
100 CNH Equipment Trust 2019-C 2019 C 2.350% 4/15/27 AAA 97,107
528 COMM 2014-CCRE16 Mortgage Trust 2014 CR16 3.775% 4/10/47 AAA 513,829
121 COMM 2014-LC17 Mortgage Trust 2014 LC17 3.648% 10/10/47 AAA 116,069
100 Dell Equipment Finance Trust 2022-1 2022 1 , 144A 2.110% 8/23/27 AAA 98,151
100 Discover Card Execution Note Trust 2021-A1 2021 A1 0.580% 9/15/26 AAA 92,231
100 Exeter Automobile Receivables Trust 2022-1A 2022 1A 1.540% 7/15/25 AAA 98,625
165 Fannie Mae Pool FN BM3087 4.000% 12/01/32 N/R 159,806
53 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 49,836
39 Fannie Mae Pool FN MA3490 4.000% 10/01/33 N/R 37,707
91 Fannie Mae Pool FN MA3798 3.000% 10/01/34 N/R 83,735
25 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 22,627
26 Fannie Mae Pool FN MA3897 3.000% 1/01/35 N/R 24,398
302 Fannie Mae Pool FN MA3985 3.000% 4/01/35 N/R 278,695
327 Fannie Mae Pool FN MA4206 2.000% 12/01/35 N/R 287,775
577 Fannie Mae Pool FN MA4262 2.500% 2/01/36 N/R 521,448
393 Fannie Mae Pool FN MA4278 1.500% 3/01/36 N/R 334,809
625 Fannie Mae Pool FN MA4470 2.000% 11/01/36 N/R 549,516
94 Ford Credit Auto Lease Trust 2022-A 2022 A 2.780% 10/15/24 AAA 92,330
100 Ford Credit Auto Owner Trust 2020-B 2020 B 1.190% 1/15/26 AAA 94,126
500 Ford Credit Floorplan Master Owner Trust 2019-4 2019 4 2.440% 9/15/26 AAA 473,335
96 Freddie Mac Gold Pool G18642 FG G18642 3.500% 4/01/32 N/R 91,424
700 Freddie Mac Multifamily Structured Pass Through
Certificates 2015 K046
3.205% 3/25/25 AAA 672,791
100 GLS Auto Receivables Trust 2022-1A 2022 1A , 144A 2.840% 5/15/26 AA 95,798
100 GM Financial Automobile Leasing Trust 2021-2 2021 2 0.690% 5/20/25 AA+ 94,884
150 GM Financial Consumer Automobile Receivables Trust
2020-1 2020 1
2.180% 5/16/25 AA+ 145,030
300 GS Mortgage Securities Trust 2019-GC38 2019 GC38 3.872% 2/10/52 AAA 292,615
60 Honda Auto Receivables 2020-3 Owner Trust 2020 3 0.370% 10/18/24 AAA 58,991
96 HPEFS Equipment Trust 2022-1A 2022 1A , 144A 1.020% 5/21/29 AAA 94,190
100 Jimmy Johns Funding LLC 2022-1A 2022 1A , 144A 4.077% 4/30/52 BBB 89,523
50 John Deere Owner Trust 2021-B 2021 B 0.740% 5/15/28 AAA 44,746
200 JP Morgan Chase Commercial Mortgage Securities Trust
2013-C16 2013 C16
4.166% 12/15/46 AAA 196,527
100 Mercedes-Benz Auto Lease Trust 2021-B 2021 B 0.400% 11/15/24 AAA 96,284
50 MMAF Equipment Finance LLC 2019-A 2019 A , 144A 2.930% 3/10/26 AAA 49,405
300 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C26 2015 C26
3.531% 10/15/48 AAA 282,403
100 Morgan Stanley Capital I Trust 2021-L5 2021 L5 1.518% 5/15/54 AAA 86,105
100 OneMain Financial Issuance Trust 2022-S1 2022 S1 , 144A 4.130% 5/14/35 AAA 93,234
100 Santander Drive Auto Receivables Trust 2021-2 2021 2 0.900% 6/15/26 AA+ 96,942
50 Santander Retail Auto Lease Trust 2021-B 2021 B , 144A 0.540% 6/20/25 AAA 46,709
50 Santander Retail Auto Lease Trust 2021-B 2021 B , 144A 1.410% 11/20/25 BBB 46,010
73 SoFi Professional Loan Program 2020-C Trust 2020 C ,
144A
1.950% 2/15/46 AAA 64,774
79 Toyota Auto Receivables 2019-A Owner Trust 2019 A 3.000% 5/15/24 AAA 78,392
100 Toyota Auto Receivables 2021-B Owner Trust 2021 B 0.530% 10/15/26 AAA 90,274
90 Verizon Master Trust 2021-1 2021 1 0.500% 5/20/27 AAA 83,654
98 Wells Fargo Commercial Mortgage Trust 2016-C32 2016
C32
3.324% 1/15/59 Aaa 94,721
140 WFRBS Commercial Mortgage Trust 2013-C12 2013 C12 3.863% 3/15/48 AA+ 138,302
100 World Omni Auto Receivables Trust 2021-B 2021 B 0.420% 6/15/26 AAA 95,210
$ 8,606 Total Securitized (cost $8,932,493) 8,049,593
Total Long-Term Investments (cost $36,605,346) 33,341,945

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
October 31, 2022

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
MONEY MARKET FUNDS - 0.7%
238,692 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 238,692
Total Investments Purchased with Collateral from Securities Lending (cost $238,692) $ 238,692
Total Investments (cost $ 36,844,038 ) - 99 .6% 33,580,637
Other Assets Less Liabilities - 0.4% 134,394
Net Assets - 100% $ 33,715,031
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 16,255,428 $ – $ 16,255,428
U.S. Treasury – 9,036,924 – 9,036,924
Securitized – 8,049,593 – 8,049,593
Investments Purchased with Collateral from
Securities Lending 238,692 – – 238,692
Total
$ 238,692 $ 33,341,945 $ – $ 33,580,637
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and
if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $231,431.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments October 31, 2022
(Unaudited)
Ya n
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.3%
CORPORATE DEBT - 97.3%
Financials - 10.4%
$ 110 Brookfield Property REIT Inc / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL, 144A (3)
5.750% 5/15/26 B+ $ 102,101
260 Centene Corp 4.250% 12/15/27 BB+ 239,850
250 Coinbase Global Inc, 144A 3.375% 10/01/28 BB 163,403
250 Coinbase Global Inc, 144A 3.625% 10/01/31 BB 148,035
140 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 120,400
80 Curo Group Holdings Corp, 144A 7.500% 8/01/28 CCC+ 47,200
9 Diversified Healthcare Trust 4.375% 3/01/31 B- 5,948
10 FirstCash Inc, 144A 5.625% 1/01/30 BB 8,815
166 Global Aircraft Leasing Co Ltd, (cash 6.500%, PIK 7.250%),
144A
6.500% 9/15/24 B+ 133,124
200 Global Atlantic Fin Co, 144A 4.700% 10/15/51 BB+ 147,319
170 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 BB+ 138,213
160 Howard Hughes Corp, 144A 5.375% 8/01/28 BB- 136,871
140 Howard Hughes Corp, 144A 4.375% 2/01/31 BB- 105,196
50 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.750% 9/15/24 BB- 48,656
200 iStar Inc (3) 4.250% 8/01/25 BB 193,510
370 Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A 5.000% 8/15/28 BB- 290,461
150 Kennedy-Wilson Inc 5.000% 3/01/31 B+ 117,600
260 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 BB+ 195,000
160 LPL Holdings Inc, 144A 4.000% 3/15/29 BB 139,646
150 MGIC Investment Corp 5.250% 8/15/28 BB+ 136,085
200 Molina Healthcare Inc, 144A 4.375% 6/15/28 BB- 179,372
350 Molina Healthcare Inc, 144A 3.875% 11/15/30 BB- 297,429
70 Molina Healthcare Inc, 144A 3.875% 5/15/32 BB- 58,380
110 MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/01/29 BB+ 87,145
100 Nationstar Mortgage Holdings Inc, 144A 6.000% 1/15/27 B+ 89,000
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 B+ 81,111
660 Nationstar Mortgage Holdings Inc, 144A 5.125% 12/15/30 B+ 493,505
300 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 B+ 230,136
300 OneMain Finance Corp 6.875% 3/15/25 BB 291,000
300 OneMain Finance Corp 7.125% 3/15/26 BB 288,900
400 OneMain Finance Corp 3.500% 1/15/27 BB 327,845
467 OneMain Finance Corp 6.625% 1/15/28 BB 424,237
200 OneMain Finance Corp 3.875% 9/15/28 BB 155,740
200 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
7.500% 6/01/25 B+ 200,500
450 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
5.875% 10/01/28 B+ 408,375
200 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
4.875% 5/15/29 B+ 170,539
200 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 BB- 181,000
175 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 BB- 131,774
750 PROG Holdings Inc, 144A 6.000% 11/15/29 B+ 612,225
400 RHP Hotel Properties LP / RHP Finance Corp (3) 4.750% 10/15/27 B+ 369,216
390 RHP Hotel Properties LP / RHP Finance Corp, 144A (3) 4.500% 2/15/29 B+ 342,225
350 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A
(3)
2.875% 10/15/26 BB+ 292,050
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 232,500
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.875% 3/01/31 BB+ 223,050
200 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 4.000% 10/15/33 BB+ 139,694
100 SLM Corp 4.200% 10/29/25 BB+ 92,846
1 SLM Corp 3.125% 11/02/26 BB+ 877
110 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB- 97,160

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 260 UniCredit SpA, 144A 5.459% 6/30/35 BB+ $ 193,721
350 XHR LP, 144A 6.375% 8/15/25 B+ 343,005
260 XHR LP, 144A 4.875% 6/01/29 B+ 224,302
11,838 Total Financials 9,876,292
Industrial - 85.5%
92 1011778 BC ULC / New Red Finance Inc, 144A 3.875% 1/15/28 BB 80,861
406 1375209 BC Ltd, 144A 9.000% 1/30/28 N/R 392,805
200 180 Medical Inc, 144A 3.875% 10/15/29 BB 169,000
100 ACCO Brands Corp, 144A (3) 4.250% 3/15/29 BB- 79,450
260 AdaptHealth LLC, 144A 4.625% 8/01/29 B 219,278
200 AdaptHealth LLC, 144A 5.125% 3/01/30 B 173,500
200 Air Canada, 144A 3.875% 8/15/26 BB 176,964
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.250% 3/15/26 N/R 224,355
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.625% 1/15/27 N/R 231,678
250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 N/R 233,750
200 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
4.875% 2/15/30 N/R 177,500
150 Allison Transmission Inc, 144A 5.875% 6/01/29 N/R 139,875
100 Allison Transmission Inc, 144A 3.750% 1/30/31 N/R 79,776
200 AMC Entertainment Holdings Inc, 144A 10.000% 6/15/26 CCC- 106,000
300 AMC Entertainment Holdings Inc, 144A 7.500% 2/15/29 CCC+ 206,250
10 AMC Networks Inc (3) 4.250% 2/15/29 BB- 7,725
100 American Airlines Group Inc, 144A (3) 3.750% 3/01/25 CCC 87,986
350 American Axle & Manufacturing Inc 5.000% 10/01/29 B 284,155
180 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 177,691
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 BB- 93,559
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB- 102,000
500 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 1/15/28 BB- 471,070
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB- 91,230
200 APX Group Inc, 144A (3) 5.750% 7/15/29 CCC 157,470
100 Aramark Services Inc, 144A 5.000% 2/01/28 B+ 91,111
220 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B 209,550
440 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B 409,156
80 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 B 60,687
150 Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
144A
5.250% 8/15/27 CCC+ 105,375
400 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 329,000
300 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 241,875
120 ASGN Inc, 144A 4.625% 5/15/28 BB- 106,708
310 Aston Martin Capital Holdings Ltd, 144A (3) 10.500% 11/30/25 CCC 297,157
380 Avantor Funding Inc, 144A 4.625% 7/15/28 BB- 343,410
100 Avantor Funding Inc, 144A 3.875% 11/01/29 BB- 84,380
400 Avaya Inc, 144A 6.125% 9/15/28 CCC 168,076
120 Avient Corp, 144A 5.750% 5/15/25 BB- 117,470
100 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A
4.750% 4/01/28 B 87,851
330 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
5.375% 3/01/29 B 285,871
160 Axalta Coating Systems LLC, 144A (3) 3.375% 2/15/29 B+ 131,500
190 Axalta Coating Systems LLC / Axalta Coating Systems
Dutch Holding B BV, 144A (3)
4.750% 6/15/27 B+ 173,132

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 80 Ball Corp 4.875% 3/15/26 BB+ $ 76,762
110 Ball Corp 2.875% 8/15/30 BB+ 85,426
200 Ball Corp 3.125% 9/15/31 BB+ 153,140
350 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 313,115
400 Bausch Health Cos Inc, 144A 6.125% 2/01/27 B 262,576
400 Bausch Health Cos Inc, 144A (3) 5.750% 8/15/27 B 252,690
100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 B 61,250
720 Bausch Health Cos Inc, 144A (3) 11.000% 9/30/28 B- 554,400
140 Bausch Health Cos Inc, 144A 14.000% 10/15/30 CCC- 80,150
150 Black Knight InfoServ LLC, 144A 3.625% 9/01/28 BB- 129,937
200 Block Inc 2.750% 6/01/26 BB 178,368
150 Block Inc 3.500% 6/01/31 N/R 120,750
60 Bombardier Inc, 144A (3) 7.875% 4/15/27 B- 56,984
150 Booz Allen Hamilton Inc, 144A 3.875% 9/01/28 BB- 132,162
100 Booz Allen Hamilton Inc, 144A 4.000% 7/01/29 BB- 87,411
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
6.250% 9/15/27 B 174,500
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
4.875% 2/15/30 B 153,787
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 BB- 51,530
171 Builders FirstSource Inc, 144A 4.250% 2/01/32 BB- 136,834
260 Cable One Inc, 144A (3) 4.000% 11/15/30 B 211,614
100 Camelot Finance SA, 144A 4.500% 11/01/26 B 93,426
20 Carnival Corp, 144A 9.875% 8/01/27 B+ 18,650
146 Carvana Co, 144A 10.250% 5/01/30 CCC 87,600
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 B+ 470,085
800 Catalent Pharma Solutions Inc, 144A 3.125% 2/15/29 B+ 654,640
500 Catalent Pharma Solutions Inc, 144A (3) 3.500% 4/01/30 B+ 403,750
400 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 357,352
550 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 3/01/30 BB- 462,220
610 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB- 495,052
450 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 BB- 355,500
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 2/01/32 BB- 160,009
200 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB- 158,000
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 6/01/33 BB- 151,662
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 1/15/34 BB- 147,000
210 CGG SA, 144A (3) 8.750% 4/01/27 B- 185,678
110 Charles River Laboratories International Inc, 144A (3) 3.750% 3/15/29 BB 95,150
560 Chemours Co, 144A 5.750% 11/15/28 B+ 475,720
270 Chemours Co, 144A 4.625% 11/15/29 B+ 210,600
290 Cheniere Energy Inc 4.625% 10/15/28 BB+ 267,525
50 Cheniere Energy Partners LP 4.500% 10/01/29 BB+ 44,147
50 Cheniere Energy Partners LP 4.000% 3/01/31 BB+ 42,154
45 Cheniere Energy Partners LP 3.250% 1/31/32 BB+ 35,018
300 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 B 239,061
100 CHS/Community Health Systems Inc, 144A 6.875% 4/01/28 CCC 38,068
300 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 B 222,702
200 CHS/Community Health Systems Inc, 144A 6.875% 4/15/29 CCC 80,480
200 CHS/Community Health Systems Inc, 144A 6.125% 4/01/30 CCC 82,000
100 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B 69,250
150 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 B 100,490
350 Cinemark USA Inc, 144A (3) 5.250% 7/15/28 B 265,715
18 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 B 15,436
260 Clarivate Science Holdings Corp, 144A (3) 4.875% 7/01/29 CCC+ 216,775
210 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B 189,000
410 Clear Channel Outdoor Holdings Inc, 144A (3) 7.500% 6/01/29 CCC 322,280
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 BB- 90,250
262 Commscope Inc, 144A 6.000% 3/01/26 B 252,713
490 Commscope Inc, 144A (3) 8.250% 3/01/27 CCC+ 435,023
110 Commscope Inc, 144A (3) 7.125% 7/01/28 CCC+ 93,162

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 355 Commscope Inc, 144A 4.750% 9/01/29 B $ 300,271
260 Consensus Cloud Solutions Inc, 144A 6.500% 10/15/28 B 229,497
100 Consolidated Communications Inc, 144A 6.500% 10/01/28 B- 81,780
190 Cornerstone Building Brands Inc, 144A 6.125% 1/15/29 CCC+ 118,750
300 Covanta Holding Corp, 144A 4.875% 12/01/29 B 255,435
100 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB- 94,058
110 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB- 102,861
12 Crowdstrike Holdings Inc 3.000% 2/15/29 BB- 10,115
150 Crown Americas LLC / Crown Americas Capital Corp VI 4.750% 2/01/26 BB 143,567
130 Darling Ingredients Inc, 144A 5.250% 4/15/27 BB+ 124,800
760 DaVita Inc, 144A 4.625% 6/01/30 B+ 592,515
480 DaVita Inc, 144A 3.750% 2/15/31 B+ 347,054
280 Deluxe Corp, 144A 8.000% 6/01/29 B- 233,436
200 Diamond BC BV, 144A 4.625% 10/01/29 N/R 146,922
220 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CC 10,725
310 Diebold Nixdorf Inc, 144A (3) 9.375% 7/15/25 CCC 230,547
500 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 BB 450,300
100 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 86,450
141 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 118,792
200 Dycom Industries Inc, 144A (3) 4.500% 4/15/29 BB- 174,426
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 BB- 197,511
30 Edgewell Personal Care Co, 144A 4.125% 4/01/29 BB- 25,622
150 Elastic NV, 144A 4.125% 7/15/29 B+ 125,239
150 Encompass Health Corp 4.500% 2/01/28 B+ 134,235
400 Encompass Health Corp (3) 4.750% 2/01/30 B+ 341,000
90 Energizer Holdings Inc, 144A 4.750% 6/15/28 B 74,729
150 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 143,767
450 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 438,750
300 EQM Midstream Partners LP 5.500% 7/15/28 BB- 267,939
12 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB- 11,670
100 Fair Isaac Corp, 144A 4.000% 6/15/28 BB 90,484
25 Gap Inc, 144A 3.625% 10/01/29 BB- 17,518
25 Gartner Inc, 144A 4.500% 7/01/28 BB+ 23,168
4 Gartner Inc, 144A 3.625% 6/15/29 BB+ 3,400
140 Gates Global LLC / Gates Corp, 144A (3) 6.250% 1/15/26 B- 134,400
110 Glatfelter Corp, 144A 4.750% 11/15/29 B 70,813
200 Go Daddy Operating Co LLC / GD Finance Co Inc, 144A 5.250% 12/01/27 BB- 187,244
140 Grand Canyon University 4.125% 10/01/24 BB+ 131,250
350 Gray Television Inc, 144A (3) 7.000% 5/15/27 B 333,375
100 Gray Television Inc, 144A 4.750% 10/15/30 B 79,000
10 Griffon Corp 5.750% 3/01/28 B- 9,160
640 GrubHub Holdings Inc, 144A 5.500% 7/01/27 B- 429,003
110 H&E Equipment Services Inc, 144A 3.875% 12/15/28 B 92,947
750 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 B+ 690,502
100 Herbalife Nutrition Ltd / HLF Financing Inc, 144A 7.875% 9/01/25 B+ 93,351
1,500 Herc Holdings Inc, 144A 5.500% 7/15/27 B+ 1,419,375
350 Hertz Corp, 144A 4.625% 12/01/26 B+ 298,375
450 Hertz Corp, 144A 5.000% 12/01/29 CCC+ 356,467
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 BB 53,775
1,000 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 B 857,630
708 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
4.875% 7/01/31 B 578,790
100 HLF Financing Sarl LLC / Herbalife International Inc, 144A 4.875% 6/01/29 B+ 74,272
170 Hologic Inc, 144A 3.250% 2/15/29 BB 144,466
100 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 B+ 96,250

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 7 Howmet Aerospace Inc 6.875% 5/01/25 BB+ $ 7,155
200 HP Inc, 144A 4.750% 3/01/29 BBB 201,686
160 IAA Inc, 144A 5.500% 6/15/27 B 149,728
150 iHeartCommunications Inc 6.375% 5/01/26 B+ 142,902
300 iHeartCommunications Inc (3) 8.375% 5/01/27 B- 269,488
154 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 140,166
150 iHeartCommunications Inc, 144A 4.750% 1/15/28 B+ 130,875
120 Ingevity Corp, 144A 3.875% 11/01/28 BB- 101,294
200 IQVIA Inc, 144A 5.000% 5/15/27 BB- 190,576
120 Iron Mountain Inc, 144A (3) 5.250% 3/15/28 BB- 110,400
100 Iron Mountain Inc, 144A 5.000% 7/15/28 BB- 89,460
390 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 335,303
111 Iron Mountain Inc, 144A 5.250% 7/15/30 BB- 95,772
160 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 131,952
320 ITT Holdings LLC, 144A 6.500% 8/01/29 B 257,122
10 Lamar Media Corp 4.000% 2/15/30 BB- 8,491
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 BB- 139,435
250 Level 3 Financing Inc, 144A 4.250% 7/01/28 BB 206,250
300 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 B- 227,697
50 Lithia Motors Inc, 144A 3.875% 6/01/29 BB 40,285
150 Lumen Technologies Inc, 144A 4.000% 2/15/27 BB+ 127,530
33 Macy's Retail Holdings LLC, 144A (3) 5.875% 4/01/29 BB 28,500
280 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 234,423
150 Masonite International Corp, 144A (3) 5.375% 2/01/28 BB+ 137,319
160 Match Group Holdings II LLC, 144A (3) 4.625% 6/01/28 BB- 142,181
160 Match Group Holdings II LLC, 144A (3) 4.125% 8/01/30 BB- 130,721
150 Match Group Holdings II LLC, 144A 3.625% 10/01/31 BB- 114,339
160 Mattel Inc, 144A 3.375% 4/01/26 BB+ 145,939
162 Mattel Inc, 144A 3.750% 4/01/29 BB+ 139,798
100 MAXAR TECHNOLOGIES INC, 144A 7.750% 6/15/27 B 98,035
100 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 B 88,050
140 McGraw-Hill Education Inc, 144A 8.000% 8/01/29 CCC 119,175
120 Mercer International Inc 5.125% 2/01/29 B+ 98,550
64 Methanex Corp 5.125% 10/15/27 BB 58,368
150 Methanex Corp 5.250% 12/15/29 BB 128,364
130 Michaels Cos Inc, 144A 5.250% 5/01/28 B 92,318
200 ModivCare Inc, 144A 5.875% 11/15/25 B 189,985
123 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B+ 106,180
50 Murphy Oil USA Inc 4.750% 9/15/29 BB 45,000
100 Murphy Oil USA Inc, 144A 3.750% 2/15/31 BB 83,326
50 NCL Corp Ltd, 144A 3.625% 12/15/24 CCC+ 43,385
10 NCL Corp Ltd, 144A 7.750% 2/15/29 CCC+ 7,966
3 NCR Corp, 144A 5.750% 9/01/27 B 2,895
181 NCR Corp, 144A (3) 5.000% 10/01/28 B 152,094
3 NCR Corp, 144A (3) 6.125% 9/01/29 B 2,859
300 Netflix Inc, 144A 3.625% 6/15/25 N/R 284,846
430 Netflix Inc 5.875% 11/15/28 BB+ 426,775
300 Netflix Inc 6.375% 5/15/29 N/R 305,964
300 Netflix Inc, 144A 5.375% 11/15/29 N/R 285,000
300 Netflix Inc, 144A (3) 4.875% 6/15/30 N/R 277,796
300 New Fortress Energy Inc, 144A 6.750% 9/15/25 BB- 294,512
300 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 291,000
100 Newell Brands Inc 4.875% 6/01/25 BB+ 96,546
500 Nexstar Media Inc, 144A 5.625% 7/15/27 B 472,250
688 Nexstar Media Inc, 144A (3) 4.750% 11/01/28 B 603,789
1 Nordstrom Inc 4.375% 4/01/30 BB+ 768
150 NortonLifeLock Inc, 144A 6.750% 9/30/27 BB- 147,869
150 NortonLifeLock Inc, 144A (3) 7.125% 9/30/30 BB- 147,448
250 NuStar Logistics LP 5.750% 10/01/25 BB- 241,058
150 NuStar Logistics LP 6.000% 6/01/26 BB- 145,440

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 150 NuStar Logistics LP 6.375% 10/01/30 BB- $ 139,019
60 ON Semiconductor Corp, 144A 3.875% 9/01/28 BB 52,866
200 Open Text Corp, 144A 3.875% 2/15/28 BB 171,188
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 BB 150,500
250 Option Care Health Inc, 144A 4.375% 10/31/29 B- 215,895
700 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 616,574
210 ORGANON & CO/ORG, 144A 5.125% 4/30/31 B+ 178,347
200 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B+ 180,042
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.250% 1/15/29 B 412,500
100 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A (3)
4.625% 3/15/30 B 82,721
210 Owens & Minor Inc, 144A (3) 4.500% 3/31/29 B 162,616
20 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.375% 9/30/28 B+ 17,500
120 Parkland Corp, 144A 5.875% 7/15/27 BB- 112,745
10 Penske Automotive Group Inc 3.750% 6/15/29 BB- 8,210
591 Performance Food Group Inc, 144A 5.500% 10/15/27 B 558,625
385 Performance Food Group Inc, 144A 4.250% 8/01/29 B 326,164
150 Picasso Finance Sub Inc, 144A 6.125% 6/15/25 N/R 149,705
100 Post Holdings Inc, 144A 5.625% 1/15/28 B 93,490
100 Post Holdings Inc, 144A 4.500% 9/15/31 B 82,720
250 PRA Health Sciences Inc, 144A (3) 2.875% 7/15/26 BB+ 225,310
120 Prestige Brands Inc, 144A 3.750% 4/01/31 B 96,241
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 194,670
1,300 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (3)
6.250% 1/15/28 B- 1,194,680
100 PTC Inc, 144A 3.625% 2/15/25 BB- 95,303
100 PTC Inc, 144A 4.000% 2/15/28 BB- 90,574
20 QVC Inc 4.375% 9/01/28 BB 14,500
760 Rackspace Technology Global Inc, 144A (3) 3.500% 2/15/28 B+ 501,875
210 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 88,397
501 Rakuten Group Inc, 144A (3) 5.125% N/A (4) B+ 364,427
555 Rakuten Group Inc, 144A (3) 6.250% N/A (4) B+ 373,348
810 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B 582,188
225 Rite Aid Corp, 144A 7.500% 7/01/25 B- 157,930
330 Rite Aid Corp, 144A (3) 8.000% 11/15/26 B- 213,715
300 ROBLOX Corp, 144A 3.875% 5/01/30 BB 247,500
350 Royal Caribbean Cruises Ltd, 144A 11.500% 6/01/25 BB- 376,939
250 Royal Caribbean Cruises Ltd, 144A (3) 4.250% 7/01/26 B- 198,763
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 B- 163,520
200 Royal Caribbean Cruises Ltd, 144A (3) 5.375% 7/15/27 B- 155,463
50 SABRE GLBL INC, 144A 9.250% 4/15/25 B 48,420
840 SBA Communications Corp (3) 3.875% 2/15/27 B+ 756,000
170 Scripps Escrow II Inc, 144A (3) 5.375% 1/15/31 B 138,125
100 Scripps Escrow Inc, 144A 5.875% 7/15/27 B 90,595
260 Seagate HDD Cayman 4.091% 6/01/29 BB+ 208,216
10 Seagate HDD Cayman (3) 3.125% 7/15/29 BB+ 7,394
850 SeaWorld Parks & Entertainment Inc, 144A 5.250% 8/15/29 B- 731,122
1,440 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,372,658
220 Sensata Technologies BV, 144A 4.000% 4/15/29 BB- 185,284
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 BB- 79,625
183 Service Corp International/US 5.125% 6/01/29 BB- 170,457
150 Service Corp International/US 4.000% 5/15/31 BB- 124,491
235 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB- 209,996
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 BB- 285,200
92 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB- 79,090
290 Sirius XM Radio Inc, 144A 5.500% 7/01/29 BB- 267,467
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 BB- 245,487

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 190 Sirius XM Radio Inc, 144A 3.875% 9/01/31 BB- $ 152,000
380 Sotheby's, 144A 7.375% 10/15/27 B 367,650
100 Spectrum Brands Inc, 144A 3.875% 3/15/31 B 73,750
250 Spirit AeroSystems Inc, 144A 7.500% 4/15/25 B 242,885
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 144A 8.000% 9/20/25 BB 203,160
300 SPX FLOW Inc, 144A (3) 8.750% 4/01/30 CCC 243,750
10 SS&C Technologies Inc, 144A 5.500% 9/30/27 B 9,298
300 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 B+ 252,189
100 Summit Materials LLC / Summit Materials Finance Corp,
144A
5.250% 1/15/29 BB- 91,321
250 Sunoco LP / Sunoco Finance Corp 6.000% 4/15/27 BB 244,950
200 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 171,780
130 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 110,192
150 Surgery Center Holdings Inc, 144A 10.000% 4/15/27 CCC 145,544
800 Switch Ltd, 144A 3.750% 9/15/28 B+ 808,000
800 Switch Ltd, 144A 4.125% 6/15/29 B+ 800,400
850 Syneos Health Inc, 144A (3) 3.625% 1/15/29 B+ 703,958
100 Tallgrass Energy Partners LP / Tallgrass Energy Finance
Corp, 144A
6.000% 9/01/31 BB- 89,014
11 Taylor Morrison Communities Inc, 144A 5.125% 8/01/30 BB- 9,127
190 TEGNA Inc 5.000% 9/15/29 BB- 180,139
150 Teleflex Inc 4.625% 11/15/27 BB- 141,353
150 Teleflex Inc, 144A 4.250% 6/01/28 BB- 135,720
100 Tempur Sealy International Inc, 144A 4.000% 4/15/29 BB+ 80,417
800 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 756,000
300 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B+ 286,296
551 Tenet Healthcare Corp, 144A 5.125% 11/01/27 BB- 507,609
230 Tenet Healthcare Corp, 144A (3) 4.625% 6/15/28 BB- 201,824
300 Tenet Healthcare Corp, 144A (3) 6.125% 10/01/28 B- 259,650
400 Tenet Healthcare Corp, 144A 4.250% 6/01/29 BB- 337,000
400 Tenet Healthcare Corp, 144A 4.375% 1/15/30 BB- 335,600
270 Terex Corp, 144A 5.000% 5/15/29 B 240,853
650 Thor Industries Inc, 144A (3) 4.000% 10/15/29 B+ 525,707
70 TopBuild Corp, 144A 4.125% 2/15/32 BB 54,808
10 TransDigm Inc 5.500% 11/15/27 B- 9,122
60 TransDigm Inc 4.875% 5/01/29 B- 51,015
110 Transocean Inc, 144A 11.500% 1/30/27 CCC- 110,503
100 Travel + Leisure Co, 144A 6.625% 7/31/26 BB- 97,371
100 Travel + Leisure Co, 144A 4.500% 12/01/29 BB- 81,500
290 TreeHouse Foods Inc 4.000% 9/01/28 CCC+ 244,688
144 Triumph Group Inc, 144A (3) 8.875% 6/01/24 B 145,549
210 Triumph Group Inc, 144A 6.250% 9/15/24 CCC- 194,141
1,170 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 B 1,076,049
820 Trivium Packaging Finance BV, 144A 8.500% 8/15/27 CCC 770,973
1,310 Tronox Inc, 144A 4.625% 3/15/29 B+ 1,011,701
250 TTM Technologies Inc, 144A 4.000% 3/01/29 BB- 208,785
130 Twilio Inc (3) 3.875% 3/15/31 BB- 106,021
150 Twitter Inc, 144A (3) 3.875% 12/15/27 BB 151,312
200 Twitter Inc, 144A 5.000% 3/01/30 BB 201,097
900 Uber Technologies Inc, 144A 7.500% 5/15/25 B- 900,450
110 Uber Technologies Inc, 144A 8.000% 11/01/26 B- 110,407
750 Uber Technologies Inc, 144A (3) 7.500% 9/15/27 B- 749,827
650 Uber Technologies Inc, 144A (3) 6.250% 1/15/28 B- 617,500
570 Uber Technologies Inc, 144A 4.500% 8/15/29 B- 488,604
150 United Natural Foods Inc, 144A (3) 6.750% 10/15/28 B- 144,880
343 United Rentals North America Inc 5.250% 1/15/30 BB 318,132
99 United Rentals North America Inc 4.000% 7/15/30 BB 84,275
670 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 B 663,303

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 700 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
4.750% 4/15/28 B $ 572,212
260 Univar Solutions USA Inc/Washington, 144A (3) 5.125% 12/01/27 BB 240,500
110 Univision Communications Inc, 144A 6.625% 6/01/27 B+ 108,625
24 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 20,205
100 UPC Holding BV, 144A 5.500% 1/15/28 B 87,769
360 US Foods Inc, 144A 6.250% 4/15/25 B+ 358,268
328 US Foods Inc, 144A 4.750% 2/15/29 B- 290,690
150 US Foods Inc, 144A (3) 4.625% 6/01/30 B- 130,128
250 Vail Resorts Inc, 144A 6.250% 5/15/25 B+ 248,750
210 Valvoline Inc, 144A 4.250% 2/15/30 BB- 202,125
200 VEON Holdings BV, 144A 3.375% 11/25/27 N/R 100,000
308 Victoria's Secret & Co, 144A (3) 4.625% 7/15/29 B+ 245,014
100 Videotron Ltd, 144A 5.125% 4/15/27 BB+ 94,375
150 Videotron Ltd, 144A 3.625% 6/15/29 BB+ 126,312
10 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 8,014
320 Vodafone Group PLC 7.000% 4/04/79 BB+ 304,000
145 Vodafone Group PLC 4.125% 6/04/81 BB+ 102,843
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ 159,418
1,110 Weatherford International Ltd, 144A 6.500% 9/15/28 B+ 1,060,050
1,800 Weatherford International Ltd, 144A (3) 8.625% 4/30/30 B- 1,696,500
200 Weir Group PLC, 144A 2.200% 5/13/26 BB+ 171,124
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB- 528,534
290 Western Midstream Operating LP 4.550% 2/01/30 BB+ 255,142
500 Williams Scotsman International Inc, 144A 4.625% 8/15/28 B 451,575
110 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A (3)
7.750% 8/15/28 B 95,183
350 WMG Acquisition Corp, 144A (3) 3.875% 7/15/30 BB- 299,105
1 WMG Acquisition Corp, 144A 3.000% 2/15/31 BB- 780
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 BB- 123,245
310 Xerox Holdings Corp, 144A (3) 5.500% 8/15/28 BB 244,900
20 XPO Logistics Inc, 144A 6.250% 5/01/25 B+ 20,204
826 Yum! Brands Inc, 144A 4.750% 1/15/30 BB- 738,238
310 Zayo Group Holdings Inc, 144A (3) 6.125% 3/01/28 CCC+ 206,150
410 Ziggo BV, 144A 4.875% 1/15/30 B+ 344,136
170 ZipRecruiter Inc, 144A 5.000% 1/15/30 BB- 139,086
200 ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A 3.875% 2/01/29 B+ 167,111
94,360 Total Industrial 81,440,999
Utility - 1.4%
10 Calpine Corp, 144A 5.000% 2/01/31 B+ 8,449
200 Clearway Energy Operating LLC, 144A (3) 4.750% 3/15/28 BB 184,740
100 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 83,500
160 Drax Finco PLC, 144A 6.625% 11/01/25 BB+ 148,800
900 Enviva Partners LP / Enviva Partners Finance Corp, 144A 6.500% 1/15/26 B+ 864,198
100 NextEra Energy Operating Partners LP, 144A 4.250% 7/15/24 BB+ 96,952
11 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 9,886
1,481 Total Utility 1,396,525
$ 107,679 Total Corporate Debt (cost $106,236,250) 92,713,816
Total Long-Term Investments (cost $106,236,250) 92,713,816

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   14.6%
MONEY MARKET FUNDS - 14.6%
13,939,354 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
3.120%(6) $ 13,939,354
Total Investments Purchased with Collateral from Securities Lending (cost $13,939,354) $ 13,939,354
Total Investments (cost $ 120,175,604 ) - 111 .9% 106,653,170
Other Assets Less Liabilities - (11.9)% (11,351,368)
Net Assets - 100% $ 95,301,802
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 92,713,816 $ – $ 92,713,816
Investments Purchased with Collateral from
Securities Lending 13,939,354 – – 13,939,354
Total
$ 13,939,354 $ 92,713,816 $ – $ 106,653,170
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,327,178.
(4) Perpetual security. Maturity date is not applicable.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments October 31, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.0%
U.S. TREASURY - 39.4%
$ 3,450 United States Treasury Note/Bond 0.375% 10/31/23 AAA $ 3,305,801
4,000 United States Treasury Note/Bond 0.500% 11/30/23 AAA 3,827,344
1,346 United States Treasury Note/Bond 2.875% 11/30/23 AAA 1,320,920
100 United States Treasury Note/Bond 0.750% 12/31/23 AAA 95,590
900 United States Treasury Note/Bond 0.875% 1/31/24 AAA 858,691
1,411 United States Treasury Note/Bond 2.500% 1/31/24 AAA 1,374,402
1,814 United States Treasury Note/Bond 2.250% 4/30/24 AAA 1,751,148
4,672 United States Treasury Note/Bond 2.000% 5/31/24 AAA 4,485,120
800 United States Treasury Note/Bond 3.000% 7/31/24 AAA 778,656
262 United States Treasury Note/Bond 1.250% 8/31/24 AAA 246,812
3,090 United States Treasury Note/Bond 2.125% 9/30/24 AAA 2,955,054
1,454 United States Treasury Note/Bond 2.125% 11/30/24 AAA 1,384,708
600 United States Treasury Note/Bond 1.125% 1/15/25 AAA 557,789
2,824 United States Treasury Note/Bond 1.375% 1/31/25 AAA 2,639,778
1,500 United States Treasury Note/Bond 0.250% 5/31/25 AAA 1,347,187
950 United States Treasury Note/Bond 0.250% 8/31/25 AAA 845,018
3,900 United States Treasury Note/Bond 0.250% 9/30/25 AAA 3,462,164
800 United States Treasury Note/Bond 0.250% 10/31/25 AAA 706,969
1,820 United States Treasury Note/Bond 0.375% 11/30/25 AAA 1,609,207
1,300 United States Treasury Note/Bond 0.375% 12/31/25 AAA 1,146,742
3,500 United States Treasury Note/Bond 0.375% 1/31/26 AAA 3,074,531
500 United States Treasury Note/Bond 0.500% 2/28/26 AAA 439,746
1,900 United States Treasury Note/Bond 0.750% 3/31/26 AAA 1,681,203
3,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 2,823,375
700 United States Treasury Note/Bond 0.750% 5/31/26 AAA 616,027
1,700 United States Treasury Note/Bond 0.875% 6/30/26 AAA 1,499,254
1,100 United States Treasury Note/Bond 0.625% 7/31/26 AAA 958,331
1,450 United States Treasury Note/Bond 0.750% 8/31/26 AAA 1,266,031
2,600 United States Treasury Note/Bond 0.875% 9/30/26 AAA 2,276,422
900 United States Treasury Note/Bond 1.125% 10/31/26 AAA 793,969
1,600 United States Treasury Note/Bond 1.250% 11/30/26 AAA 1,416,375
1,100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 971,781
1,750 United States Treasury Note/Bond 1.875% 2/28/27 AAA 1,583,203
500 United States Treasury Note/Bond 2.500% 3/31/27 AAA 463,906
2,000 United States Treasury Note/Bond 2.625% 5/31/27 AAA 1,864,141
900 United States Treasury Note/Bond 0.500% 6/30/27 AAA 757,371
2,500 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,391,992
1,000 United States Treasury Note/Bond 2.750% 7/31/27 AAA 934,766
2,186 United States Treasury Note/Bond 2.250% 8/15/27 AAA 1,995,067
100 United States Treasury Note/Bond 4.125% 9/30/27 N/R 99,453
888 United States Treasury Note/Bond 2.250% 11/15/27 AAA 806,935
2,344 United States Treasury Note/Bond 2.750% 2/15/28 AAA 2,175,433
650 United States Treasury Note/Bond 1.375% 10/31/28 AAA 551,637
300 United States Treasury Note/Bond 1.750% 1/31/29 AAA 259,266
1,470 United States Treasury Note/Bond 2.375% 5/15/29 AAA 1,315,880
514 United States Treasury Note/Bond 1.625% 8/15/29 AAA 438,085
100 United States Treasury Note/Bond 0.625% 5/15/30 AAA 77,703
1,000 United States Treasury Note/Bond 1.875% 2/15/32 AAA 831,563
3,050 United States Treasury Note/Bond 2.875% 5/15/32 AAA 2,763,586
1,000 United States Treasury Note/Bond 2.750% 8/15/32 AAA 894,844
200 United States Treasury Note/Bond 1.125% 8/15/40 AAA 118,367
1,300 United States Treasury Note/Bond 1.875% 2/15/41 AAA 878,820
500 United States Treasury Note/Bond 2.250% 5/15/41 AAA 360,527
1,050 United States Treasury Note/Bond 1.750% 8/15/41 AAA 685,289
198 United States Treasury Note/Bond 2.000% 11/15/41 AAA 134,980
1,400 United States Treasury Note/Bond 2.375% 2/15/42 AAA 1,022,219
3,900 United States Treasury Note/Bond 3.250% 5/15/42 AAA 3,297,328

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 1,964 United States Treasury Note/Bond 2.750% 8/15/42 AAA $ 1,518,341
400 United States Treasury Note/Bond 3.375% 8/15/42 AAA 345,063
4,221 United States Treasury Note/Bond 2.750% 8/15/47 AAA 3,165,750
1,850 United States Treasury Note/Bond 1.250% 5/15/50 AAA 953,256
700 United States Treasury Note/Bond 1.375% 8/15/50 AAA 373,160
200 United States Treasury Note/Bond 1.625% 11/15/50 AAA 114,375
3,800 United States Treasury Note/Bond 1.875% 2/15/51 AAA 2,326,461
1,100 United States Treasury Note/Bond 2.375% 5/15/51 AAA 761,707
700 United States Treasury Note/Bond 2.250% 2/15/52 AAA 469,438
1,350 United States Treasury Note/Bond 2.875% 5/15/52 AAA 1,047,727
300 United States Treasury Note/Bond 3.000% 8/15/52 AAA 240,234
1,250 United States Treasury Note/Bond - When Issued 2.875% 4/30/27 AAA 1,171,387
$ 105,878 Total U.S. Treasury (cost $106,187,853) 91,705,405
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 29.5%
50 AmeriCredit Automobile Receivables Trust 2021-2 1.010% 1/19/27 A+ 45,275
20 BA Credit Card Trust 2021 A1 0.440% 9/15/26 AAA 18,704
200 Bank 2019-BNK19 2.926% 8/15/61 AAA 169,385
100 BANK 2021-BNK34 1.935% 6/15/63 AAA 87,364
100 BANK 2021-BNK35 2.067% 6/15/64 AAA 81,581
500 BBCMS Mortgage Trust 2020-C6 2.690% 2/15/53 AAA 467,447
200 Benchmark 2021-B24 Mortgage Trust 2.264% 3/15/54 AAA 159,088
100 Benchmark 2021-B27 Mortgage Trust 2.703% 7/15/54 A- 70,131
100 Benchmark 2021-B28 Mortgage Trust 2.073% 8/15/54 AAA 82,103
100 Capital One Multi-Asset Execution Trust 2022 A2 3.490% 5/15/27 AAA 96,157
38 Carmax Auto Owner Trust 2020-1 1.890% 12/16/24 AAA 37,716
100 CarMax Auto Owner Trust 2022-1 1.700% 8/16/27 AAA 90,343
75 Carvana Auto Receivables Trust 2022-N1 , 144A 4.130% 12/11/28 BBB 69,936
100 Citibank Credit Card Issuance Trust 2018 A3 3.290% 5/23/25 AAA 98,967
180 Citigroup Commercial Mortgage Trust 2016-C1 3.209% 5/10/49 AAA 165,057
500 COMM 2015-LC19 Mortgage Trust 2015 LC19 3.183% 2/10/48 AAA 472,542
100 Discover Card Execution Note Trust 2021 A1 0.580% 9/15/26 AAA 92,231
100 Exeter Automobile Receivables Trust 2022-1A 2.180% 6/15/26 AA 96,184
274 Fannie Mae Pool FN MA2941 3.500% 3/01/32 N/R 263,323
79 Fannie Mae Pool FN MA3392 3.500% 6/01/33 N/R 74,370
173 Fannie Mae Pool FN MA3490 4.000% 10/01/33 N/R 165,913
61 Fannie Mae Pool FN MA3828 3.000% 11/01/34 N/R 56,568
123 Fannie Mae Pool FN MA3865 3.000% 12/01/34 N/R 113,030
145 Fannie Mae Pool FN MA3957 3.500% 3/01/35 N/R 136,779
643 Fannie Mae Pool FN MA4074 2.000% 7/01/35 N/R 565,664
572 Fannie Mae Pool FN MA4123 2.000% 9/01/35 N/R 503,335
565 Fannie Mae Pool FN MA4180 2.500% 11/01/35 N/R 510,671
550 Fannie Mae Pool FN MA4278 1.500% 3/01/36 N/R 468,733
662 Fannie Mae Pool FN MA4298 2.500% 3/01/36 N/R 600,373
163 Fannie Mae Pool FN MA4302 1.500% 4/01/36 N/R 138,568
74 Fannie Mae Pool FN MA4316 2021 MTGE 2.500% 4/01/36 N/R 67,258
191 Fannie Mae Pool FN MA4330 2.500% 5/01/36 N/R 172,501
338 Fannie Mae Pool FN MA4359 1.500% 6/01/36 N/R 287,933
78 Fannie Mae Pool FN MA4361 2021 MTGE 2.500% 6/01/36 N/R 70,253
173 Fannie Mae Pool FN MA4402 1.500% 8/01/36 N/R 146,972
321 Fannie Mae Pool FN MA4516 2.000% 1/01/37 N/R 281,767
1,264 Fannie Mae Pool FN MA4536 2.000% 2/01/37 N/R 1,111,171
128 Fannie Mae Pool FN MA3890 3.000% 1/01/40 N/R 112,935
790 Fannie Mae Pool FN MA4268 2.000% 2/01/41 N/R 652,651
130 Fannie Mae Pool FN MA4310 1.500% 4/01/41 N/R 102,653
600 Fannie Mae Pool FN MA4334 2.500% 5/01/41 N/R 509,470
90 Fannie Mae Pool FN MA4364 2.000% 6/01/41 N/R 74,339
85 Fannie Mae Pool FN MA4366 2.500% 6/01/41 N/R 71,819
263 Fannie Mae Pool FN MA4387 2.000% 7/01/41 N/R 216,675
358 Fannie Mae Pool FN MA4423 2.500% 9/01/41 N/R 303,584

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 864 Fannie Mae Pool FN MA3143 3.000% 9/01/47 N/R $ 746,923
326 Fannie Mae Pool FN MA3120 3.500% 9/01/47 N/R 293,987
57 Fannie Mae Pool FN MA3182 3.500% 11/01/47 N/R 50,649
194 Fannie Mae Pool FN MA3358 4.500% 5/01/48 N/R 183,885
2,565 Fannie Mae Pool FN FM5665 3.500% 8/01/48 N/R 2,307,651
109 Fannie Mae Pool FN MA3536 4.000% 12/01/48 N/R 100,380
183 Fannie Mae Pool FN MA3574 3.500% 1/01/49 N/R 163,705
1,726 Fannie Mae Pool FN FM5488 4.000% 5/01/49 N/R 1,597,371
1,054 Fannie Mae Pool FN MA3774 3.000% 9/01/49 N/R 903,100
710 Fannie Mae Pool FN MA3905 3.000% 1/01/50 N/R 606,834
2,168 Fannie Mae Pool FN MA4182 2.000% 11/01/50 N/R 1,716,421
1,397 Fannie Mae Pool FN MA4208 2.000% 12/01/50 N/R 1,104,298
879 Fannie Mae Pool FN MA4254 1.500% 2/01/51 N/R 654,974
960 Fannie Mae Pool FN MA4255 2.000% 2/01/51 N/R 758,579
359 Fannie Mae Pool FN MA4304 1.500% 4/01/51 N/R 267,472
2,442 Fannie Mae Pool FN MA4305 2021 MTGE 2.000% 4/01/51 NR 1,932,273
89 Fannie Mae Pool FN MA4337 4.000% 4/01/51 N/R 81,786
883 Fannie Mae Pool FN MA4325 2.000% 5/01/51 N/R 698,553
341 Fannie Mae Pool FN MA4327 3.000% 5/01/51 N/R 291,050
1,879 Fannie Mae Pool FN MA4355 2021 MTGE 2.000% 6/01/51 N/R 1,486,837
668 Fannie Mae Pool FN MA4357 3.000% 6/01/51 N/R 570,948
185 Fannie Mae Pool FN MA4377 1.500% 7/01/51 N/R 137,674
271 Fannie Mae Pool FN MA4378 2.000% 7/01/51 N/R 214,681
468 Fannie Mae Pool FN MA4397 1.500% 8/01/51 N/R 348,168
1,416 Fannie Mae Pool FN MA4398 2.000% 8/01/51 N/R 1,119,952
1,025 Fannie Mae Pool FN MA4437 2021 MA4437 2.000% 10/01/51 N/R 808,872
359 Fannie Mae Pool FN MA4439 3.000% 10/01/51 N/R 306,937
377 Fannie Mae Pool FN MA4465 2.000% 11/01/51 N/R 297,232
1,526 Fannie Mae Pool FN MA4511 2021 2021 2.000% 12/01/51 N/R 1,205,416
7,617 Fannie Mae Pool FN MA4493 2.500% 12/01/51 N/R 6,257,044
898 Fannie Mae Pool FN MA4512 2.500% 1/01/52 N/R 737,897
506 Fannie Mae Pool FN MA4513 2021 2021 3.000% 1/01/52 N/R 431,637
1,532 Fannie Mae Pool FN MA4549 3.000% 2/01/52 N/R 1,303,990
2,749 Fannie Mae Pool FN MA4563 2.500% 3/01/52 N/R 2,254,964
940 Fannie Mae Pool FN MA4565 3.500% 3/01/52 N/R 826,811
484 Fannie Mae Pool FN MA4579 3.000% 4/01/52 N/R 411,334
679 Fannie Mae Pool FN MA4644 4.000% 5/01/52 NR 617,762
293 Fannie Mae Pool FN MA4625 2022 1 3.500% 6/01/52 AAA 257,911
971 Fannie Mae Pool FN MA4684 4.500% 6/01/52 N/R 911,352
434 Fannie Mae Pool FN MA4686 5.000% 6/01/52 AAA 419,004
394 Fannie Mae Pool FN MA4700 2022 1 4.000% 7/01/52 AAA 358,284
342 Fannie Mae Pool FN MA4655 4.000% 7/01/52 NR 311,580
778 Fannie Mae Pool FN MA4656 4.500% 7/01/52 AAA 730,990
587 Fannie Mae Pool FN MA4701 2022 1 4.500% 7/01/52 AAA 551,516
386 Fannie Mae Pool FN MA4709 5.000% 7/01/52 AAA 372,714
1,076 Fannie Mae Pool FN MA4737 5.000% 8/01/52 NR 1,039,260
1,070 Fannie Mae Pool FN MA4738 5.500% 8/01/52 AAA 1,056,903
400 Fannie Mae Pool FN MA4807 , (WI/DD, Settling 11/14/22) 5.500% 11/01/52 N/R 395,107
700 Fannie Mae Pool FN MA4847 , (WI/DD, Settling 11/14/22) 6.000% 11/01/52 N/R 704,626
300 Fannie Mae Pool FN MA4852 , (WI/DD, Settling 11/14/22) 6.500% 11/01/52 N/R 309,312
190 Fannie Mae-Aces 2018 M7 3.044% 3/25/28 N/R 174,826
250 Fannie Mae-Aces 2018 M10 3.358% 7/25/28 N/R 233,375
100 Ford Credit Auto Owner Trust 2022-A 1.290% 6/15/26 AAA 95,005
797 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K735
2.862% 5/25/26 N/R 746,045
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
0.861% 6/25/27 AAA 87,780
62 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
1.760% 3/25/28 AAA 53,072
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K743
1.770% 5/25/28 AAA 85,078
331 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K094
2.701% 4/25/29 N/R 307,305

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 97 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K125
1.101% 8/25/30 AAA $ 80,607
99 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 AAA 82,497
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K129
1.647% 5/25/31 N/R 76,777
99 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 1520
2.007% 7/25/35 N/R 80,983
508 Ginnie Mae II Pool G2 MA3663 3.500% 5/20/46 N/R 463,990
65 Ginnie Mae II Pool G2 MA5264 4.000% 6/20/48 N/R 60,478
75 Ginnie Mae II Pool G2 MA5398 4.000% 8/20/48 N/R 69,915
459 Ginnie Mae II Pool G2 MA6038 3.000% 7/20/49 N/R 404,150
211 Ginnie Mae II Pool G2 MA6283 3.000% 11/20/49 N/R 187,507
826 Ginnie Mae II Pool G2 MA6338 3.000% 12/20/49 AAA 727,406
164 Ginnie Mae II Pool G2 MA6542 3.500% 3/20/50 AAA 150,119
85 Ginnie Mae II Pool G2 MA6600 3.500% 4/20/50 AAA 76,855
85 Ginnie Mae II Pool G2 MA6820 3.000% 8/20/50 AAA 74,313
795 Ginnie Mae II Pool G2 MA6864 2.000% 9/20/50 AAA 657,158
723 Ginnie Mae II Pool G2 MA6865 2.500% 9/20/50 AAA 619,433
87 Ginnie Mae II Pool G2 MA6931 2.500% 10/20/50 AAA 74,205
290 Ginnie Mae II Pool G2 MA6995 2.500% 11/20/50 AAA 246,373
508 Ginnie Mae II Pool G2 MA7051 2020 GNMA II 2.000% 12/20/50 AAA 419,729
255 Ginnie Mae II Pool G2 MA7054 3.500% 12/20/50 AAA 230,774
479 Ginnie Mae II Pool G2 MA7136 2.500% 1/20/51 N/R 407,776
546 Ginnie Mae II Pool G2 MA7312 2021 MTGE 2.500% 4/20/51 AAA 464,440
601 Ginnie Mae II Pool G2 MA7367 2.500% 5/20/51 AAA 511,309
867 Ginnie Mae II Pool G2 MA7472 2.500% 7/20/51 AAA 737,232
854 Ginnie Mae II Pool G2 MA7704 2.000% 11/20/51 AAA 704,102
286 Ginnie Mae II Pool G2 MA7826 2.000% 1/20/52 AAA 235,662
190 Ginnie Mae II Pool G2 MA7827 2.500% 1/20/52 AAA 161,091
1,597 Ginnie Mae II Pool G2 MA7882 3.000% 2/20/52 AAA 1,396,010
482 Ginnie Mae II Pool G2 MA7937 3.000% 3/20/52 AAA 420,112
878 Ginnie Mae II Pool G2 MA7938 3.500% 3/20/52 AAA 789,226
493 Ginnie Mae II Pool G2 MA8046 4.500% 5/20/52 AAA 467,343
840 Ginnie Mae II Pool G2 MA8100 4.000% 6/20/52 AAA 774,809
247 Ginnie Mae II Pool G2 MA8101 4.500% 6/20/52 AAA 234,526
494 Ginnie Mae II Pool G2 MA8102 5.000% 6/20/52 AAA 481,296
496 Ginnie Mae II Pool G2 MA8151 4.500% 7/20/52 AAA 470,720
199 Ginnie Mae II Pool G2 MA8200 4.000% 8/20/52 AAA 183,611
199 Ginnie Mae II Pool G2 MA8201 4.500% 8/20/52 AAA 188,852
199 Ginnie Mae II Pool G2 MA8202 5.000% 8/20/52 AAA 194,089
200 Ginnie Mae II Pool G2 MA8349 , (WI/DD, Settling 11/21/22) 5.500% 10/20/52 N/R 200,222
200 Ginnie Mae II Pool G2 MA8430 , (WI/DD, Settling 11/21/22) 6.000% 11/20/52 N/R 202,122
100 GM Financial Automobile Leasing Trust 2021-2 0.690% 5/20/25 AA+ 94,884
50 GM Financial Consumer Automobile Receivables Trust
2022-1
1.260% 11/16/26 AAA 47,379
200 GS Mortgage Securities Trust 2019-GC38 3.968% 2/10/52 AAA 183,313
100 Honda Auto Receivables 2021-2 Owner Trust 0.330% 8/15/25 AAA 95,785
50 John Deere Owner Trust 2021 B 0.740% 5/15/28 AAA 44,746
100 Mercedes-Benz Auto Lease Trust 2021-B 0.400% 11/15/24 AAA 96,284
100 Morgan Stanley Capital I Trust 2021-L5 1.518% 5/15/54 AAA 86,105
100 Santander Drive Auto Receivables Trust 2021-2 0.900% 6/15/26 AA 96,942
100 Toyota Auto Receivables 2021-B Owner Trust 0.530% 10/15/26 AAA 90,274
90 Verizon Master Trust 2021 1 0.500% 5/20/27 AAA 83,654
196 Wells Fargo Commercial Mortgage Trust 2016-C32 3.324% 1/15/59 AAA 189,443
300 Wells Fargo Commercial Mortgage Trust 2019-C49 3.760% 3/15/52 AAA 268,244
100 World Omni Auto Receivables Trust 2021-B 0.420% 6/15/26 AAA 95,210
$ 79,566 Total Securitized (cost $81,630,836) 68,658,693

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
CORPORATE DEBT - 24.6%
Financials - 8.8%
$ 100 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.150% 2/15/24 BBB- $ 95,716
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB- 126,667
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 112,583
100 Aflac Inc 3.600% 4/01/30 A- 88,676
180 Air Lease Corp 2.875% 1/15/26 BBB 160,010
10 Air Lease Corp 3.125% 12/01/30 BBB 7,755
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 BBB+ 82,395
100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 BBB+ 75,258
71 Allstate Corp 4.500% 6/15/43 A- 58,677
10 Ally Financial Inc 5.800% 5/01/25 BBB- 10,001
10 Ally Financial Inc 8.000% 11/01/31 BBB- 10,089
60 Ally Financial Inc 8.000% 11/01/31 BBB- 61,537
40 American Express Co 3.400% 2/22/24 A 39,020
40 American Express Co 2.250% 3/04/25 A 37,140
200 American Express Co 1.650% 11/04/26 A 172,182
120 American International Group Inc 3.400% 6/30/30 BBB+ 103,148
32 Ameriprise Financial Inc 4.000% 10/15/23 A- 31,651
100 Arthur J Gallagher & Co 3.050% 3/09/52 BBB 58,123
30 Assurant Inc 2.650% 1/15/32 BBB 21,586
10 Australia & New Zealand Banking Group Ltd/New York NY 3.700% 11/16/25 AA- 9,600
40 Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23 A- 38,360
200 Banco Santander SA 4.175% 3/24/28 A- 176,298
100 Bank of America Corp 3.841% 4/25/25 A 96,761
100 Bank of America Corp 3.384% 4/02/26 A 93,944
200 Bank of America Corp 1.734% 7/22/27 A 171,027
250 Bank of America Corp 2.087% 6/14/29 A 202,302
150 Bank of America Corp 4.271% 7/23/29 A 136,137
600 Bank of America Corp 3.974% 2/07/30 A 530,631
200 Bank of America Corp 2.592% 4/29/31 A 157,909
250 Bank of America Corp 2.651% 3/11/32 A 192,925
100 Bank of America Corp 2.299% 7/21/32 A 74,052
100 Bank of America Corp 3.311% 4/22/42 A 69,198
200 Bank of America Corp 2.972% 7/21/52 A 118,830
100 Bank of Montreal 1.500% 1/10/25 A 91,701
100 Bank of Montreal 2.650% 3/08/27 A 88,661
38 Bank of Montreal 3.803% 12/15/32 BBB+ 32,582
100 Bank of New York Mellon Corp 0.850% 10/25/24 A+ 92,034
100 Bank of New York Mellon Corp 2.800% 5/04/26 A+ 92,561
100 Bank of New York Mellon Corp 2.050% 1/26/27 A+ 87,927
100 Bank of Nova Scotia 3.450% 4/11/25 A 95,291
100 Bank of Nova Scotia (3) 1.350% 6/24/26 A 86,259
300 Barclays PLC 4.836% 5/09/28 BBB 254,261
200 Barclays PLC 7.385% 11/02/28 N/R 199,028
32 BlackRock Inc 3.500% 3/18/24 AA- 31,391
40 BlackRock Inc 3.250% 4/30/29 AA- 35,682
140 Boston Properties LP 2.900% 3/15/30 BBB+ 110,204
30 BPCE SA 4.000% 4/15/24 A+ 29,193
20 Brandywine Operating Partnership LP 3.950% 11/15/27 BBB- 17,304
50 Brixmor Operating Partnership LP 4.125% 6/15/26 BBB- 45,976
100 Brookfield Finance I UK Plc 2.340% 1/30/32 A- 72,958
20 Brookfield Finance Inc 3.900% 1/25/28 A- 17,907
40 Camden Property Trust 2.800% 5/15/30 A- 32,937
13 Canadian Imperial Bank of Commerce 3.500% 9/13/23 AA 12,825
100 Canadian Imperial Bank of Commerce 1.000% 10/18/24 A 91,783
30 Cboe Global Markets Inc 3.000% 3/16/32 A- 24,293
100 Charles Schwab Corp 3.200% 3/02/27 A 91,864
100 Charles Schwab Corp 2.000% 3/20/28 A 85,272
99 Chubb Corp 6.000% 5/11/37 A 101,318
10 CI Financial Corp 3.200% 12/17/30 BBB- 7,235

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 20 CI Financial Corp 4.100% 6/15/51 BBB- $ 11,245
40 Citigroup Inc 0.981% 5/01/25 A- 36,926
100 Citigroup Inc 3.290% 3/17/26 A- 93,665
948 Citigroup Inc 3.980% 3/20/30 A- 835,267
100 Citigroup Inc 2.561% 5/01/32 A- 76,197
100 Citigroup Inc 2.520% 11/03/32 A- 74,814
100 Citizens Financial Group Inc 2.638% 9/30/32 BBB 71,115
100 CME Group Inc 2.650% 3/15/32 AA- 80,453
60 CME Group Inc 5.300% 9/15/43 AA- 57,097
200 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 181,890
100 Corporate Office Properties LP 2.000% 1/15/29 BBB- 74,589
250 Credit Suisse AG/New York NY 2.950% 4/09/25 A 223,749
200 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 182,323
100 Digital Realty Trust LP 5.550% 1/15/28 BBB 97,202
70 Elevance Health Inc 3.650% 12/01/27 BBB 64,603
100 Elevance Health Inc 2.250% 5/15/30 BBB 80,299
100 Elevance Health Inc 4.650% 1/15/43 BBB 84,440
100 Elevance Health Inc 4.550% 5/15/52 BBB 81,989
10 Equitable Holdings Inc 7.000% 4/01/28 BBB+ 10,527
50 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 46,403
30 Equitable Holdings Inc 5.000% 4/20/48 BBB+ 24,059
86 ERP Operating LP 2.500% 2/15/30 A- 69,216
50 Federal Realty Investment Trust 3.500% 6/01/30 BBB+ 41,650
132 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 112,347
30 First American Financial Corp 2.400% 8/15/31 BBB 20,918
30 Franklin Resources Inc 1.600% 10/30/30 A 22,047
50 GATX Corp 4.700% 4/01/29 BBB 46,016
100 GATX Corp 3.500% 6/01/32 BBB 79,439
100 Goldman Sachs Group Inc 3.000% 3/15/24 A 96,677
100 Goldman Sachs Group Inc 0.925% 10/21/24 A 94,652
200 Goldman Sachs Group Inc 1.948% 10/21/27 A 169,926
300 Goldman Sachs Group Inc 3.800% 3/15/30 A 258,579
582 Goldman Sachs Group Inc 2.383% 7/21/32 A 433,098
200 Goldman Sachs Group Inc 2.650% 10/21/32 A 151,415
100 Hartford Financial Services Group Inc 2.900% 9/15/51 BBB+ 58,590
100 Healthpeak Properties Inc 2.125% 12/01/28 BBB+ 81,047
50 Healthpeak Properties Inc 3.500% 7/15/29 BBB+ 43,142
50 Host Hotels & Resorts LP 4.500% 2/01/26 BBB- 46,674
125 HSBC Holdings PLC 0.976% 5/24/25 A- 113,517
200 HSBC Holdings PLC, (WI/DD, Settling 11/03/22) 7.336% 11/03/26 N/R 200,554
200 HSBC Holdings PLC 2.013% 9/22/28 A- 157,177
400 HSBC Holdings PLC 2.804% 5/24/32 A- 286,563
100 Humana Inc 3.700% 3/23/29 BBB 89,098
50 Humana Inc 4.875% 4/01/30 BBB 47,472
100 Humana Inc 2.150% 2/03/32 BBB 75,224
100 Huntington Bancshares Inc/OH 2.625% 8/06/24 BBB+ 95,105
100 ING Groep NV 3.950% 3/29/27 A- 91,064
50 ING Groep NV 4.050% 4/09/29 A- 43,475
54 Intercontinental Exchange Inc 3.750% 9/21/28 A- 49,209
100 Intercontinental Exchange Inc 4.600% 3/15/33 A- 91,756
50 Intercontinental Exchange Inc 4.250% 9/21/48 A- 38,768
20 Invesco Finance PLC 3.750% 1/15/26 A- 18,924
100 JPMorgan Chase & Co 0.824% 6/01/25 A+ 92,114
100 JPMorgan Chase & Co 3.845% 6/14/25 A+ 96,894
100 JPMorgan Chase & Co 2.595% 2/24/26 A+ 92,644
100 JPMorgan Chase & Co 4.080% 4/26/26 A+ 95,869
100 JPMorgan Chase & Co 1.470% 9/22/27 A+ 84,012
150 JPMorgan Chase & Co 3.702% 5/06/30 A+ 130,560
200 JPMorgan Chase & Co 2.739% 10/15/30 A+ 161,356
648 JPMorgan Chase & Co 4.493% 3/24/31 A+ 585,569

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 JPMorgan Chase & Co 2.545% 11/08/32 A+ $ 75,465
100 JPMorgan Chase & Co 3.157% 4/22/42 A+ 68,336
250 JPMorgan Chase & Co 3.328% 4/22/52 A+ 162,313
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 BBB+ 20,445
90 KeyCorp 2.250% 4/06/27 BBB+ 77,119
40 Kilroy Realty LP 4.750% 12/15/28 BBB 35,928
100 Kimco Realty Corp 2.250% 12/01/31 BBB+ 73,620
20 Legg Mason Inc 4.750% 3/15/26 A 19,653
60 Lincoln National Corp 3.050% 1/15/30 BBB+ 49,331
10 Lincoln National Corp 3.400% 3/01/32 BBB+ 8,112
10 Lincoln National Corp 4.375% 6/15/50 BBB+ 7,185
40 Lloyds Banking Group PLC 4.500% 11/04/24 BBB+ 38,462
210 Lloyds Banking Group PLC 2.438% 2/05/26 A- 190,860
20 Lloyds Banking Group PLC 4.550% 8/16/28 A- 17,846
30 Manulife Financial Corp 5.375% 3/04/46 A- 26,916
10 Marsh & McLennan Cos Inc 3.875% 3/15/24 A- 9,821
150 Marsh & McLennan Cos Inc 2.250% 11/15/30 A- 117,527
10 Marsh & McLennan Cos Inc 4.350% 1/30/47 A- 7,798
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 A- 178,308
200 Mitsubishi UFJ Financial Group Inc (3) 1.538% 7/20/27 A- 168,911
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 A- 58,417
100 Mizuho Financial Group Inc 2.651% 5/22/26 A- 91,514
10 Mizuho Financial Group Inc 3.663% 2/28/27 A- 9,054
100 Mizuho Financial Group Inc 2.869% 9/13/30 A- 79,825
20 Morgan Stanley 0.790% 5/30/25 A 18,325
100 Morgan Stanley 4.210% 4/20/28 A 92,590
657 Morgan Stanley 3.772% 1/24/29 A 586,391
200 Morgan Stanley 4.431% 1/23/30 A 182,501
110 Morgan Stanley 3.622% 4/01/31 A 93,530
100 Morgan Stanley 2.239% 7/21/32 A 73,715
100 Morgan Stanley 2.484% 9/16/36 BBB+ 70,798
50 National Australia Bank Ltd/New York 3.375% 1/14/26 AA- 47,198
100 NatWest Group PLC 4.269% 3/22/25 A- 96,419
100 NatWest Group PLC 5.076% 1/27/30 A- 89,075
30 Nomura Holdings Inc 2.648% 1/16/25 BBB+ 28,081
120 Nomura Holdings Inc 2.172% 7/14/28 BBB+ 94,967
42 Northern Trust Corp 3.950% 10/30/25 A 40,779
20 Northern Trust Corp 3.150% 5/03/29 A+ 17,611
30 ORIX Corp 3.700% 7/18/27 A- 27,490
10 PNC Bank NA 3.300% 10/30/24 A 9,627
10 PNC Bank NA 3.100% 10/25/27 A 9,037
90 PNC Bank NA 4.050% 7/26/28 A- 81,677
10 PNC Bank NA 2.700% 10/22/29 A- 8,108
112 PNC Financial Services Group Inc 3.900% 4/29/24 A- 109,595
54 Principal Financial Group Inc 3.700% 5/15/29 A- 47,810
34 Progressive Corp 3.200% 3/26/30 A 29,393
20 Progressive Corp 3.000% 3/15/32 A 16,514
30 Progressive Corp 4.200% 3/15/48 A 23,476
91 Prologis LP 3.875% 9/15/28 A- 83,827
50 Prologis LP 2.875% 11/15/29 N/R 41,858
10 Prologis LP 4.375% 9/15/48 A- 7,969
10 Prudential Financial Inc 1.500% 3/10/26 A- 8,858
60 Prudential Financial Inc 3.000% 3/10/40 A- 41,170
10 Prudential Financial Inc (3) 4.500% 9/15/47 BBB+ 8,622
113 Prudential Financial Inc 3.905% 12/07/47 A- 83,332
100 Prudential PLC 3.625% 3/24/32 A 81,998
130 Realty Income Corp 2.200% 6/15/28 A- 107,700
10 Regions Financial Corp 1.800% 8/12/28 BBB+ 8,128
20 Regions Financial Corp 7.375% 12/10/37 BBB 21,359
10 Reinsurance Group of America Inc 3.950% 9/15/26 BBB+ 9,480

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 19 Reinsurance Group of America Inc 3.900% 5/15/29 BBB+ $ 16,902
100 Royal Bank of Canada 3.375% 4/14/25 A+ 95,862
100 Royal Bank of Canada 1.200% 4/27/26 A+ 86,273
100 Royal Bank of Canada 1.150% 7/14/26 A+ 85,381
100 Santander Holdings USA Inc 4.260% 6/09/25 BBB+ 95,828
100 Santander Holdings USA Inc 2.490% 1/06/28 BBB+ 82,781
100 State Street Corp 1.746% 2/06/26 A+ 92,310
90 State Street Corp 2.400% 1/24/30 A+ 73,487
28 Sumitomo Mitsui Financial Group Inc 3.936% 10/16/23 A- 27,604
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 A- 44,792
330 Sumitomo Mitsui Financial Group Inc 3.364% 7/12/27 A- 296,501
10 Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 A- 7,122
50 SVB Financial Group 1.800% 10/28/26 BBB 42,258
100 Synchrony Financial 4.875% 6/13/25 BBB- 96,078
100 Toronto-Dominion Bank 2.350% 3/08/24 A 96,134
200 Toronto-Dominion Bank 1.200% 6/03/26 A+ 172,329
30 Toronto-Dominion Bank 3.625% 9/15/31 A- 26,940
80 Travelers Cos Inc 4.600% 8/01/43 A 66,910
10 Travelers Cos Inc 3.750% 5/15/46 A 7,364
51 Truist Bank 3.625% 9/16/25 A 48,245
200 Truist Financial Corp 3.700% 6/05/25 A- 191,749
50 Truist Financial Corp 1.887% 6/07/29 A- 40,326
100 UnitedHealth Group Inc 4.000% 5/15/29 A 92,971
100 UnitedHealth Group Inc 5.300% 2/15/30 N/R 99,984
100 UnitedHealth Group Inc 4.200% 5/15/32 A 92,050
100 UnitedHealth Group Inc 5.350% 2/15/33 N/R 100,320
100 UnitedHealth Group Inc 4.750% 5/15/52 A 87,473
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 AA- 237,850
21 Ventas Realty LP 3.850% 4/01/27 BBB+ 19,338
10 Ventas Realty LP 4.400% 1/15/29 BBB+ 9,029
10 Ventas Realty LP 3.000% 1/15/30 BBB+ 8,151
54 Ventas Realty LP 4.750% 11/15/30 BBB+ 48,645
9 Voya Financial Inc 4.800% 6/15/46 BBB 6,877
40 Voya Financial Inc 4.700% 1/23/48 BBB- 30,998
10 Welltower Inc 3.625% 3/15/24 BBB+ 9,718
108 Welltower Inc 4.125% 3/15/29 BBB+ 95,968
40 Westpac Banking Corp 1.953% 11/20/28 AA- 33,122
100 Westpac Banking Corp (3) 2.150% 6/03/31 AA- 79,200
166 Westpac Banking Corp 4.322% 11/23/31 BBB+ 149,022
10 Willis North America Inc 3.600% 5/15/24 BBB 9,677
50 Willis North America Inc 2.950% 9/15/29 BBB 40,455
10 Zions Bancorp NA 3.250% 10/29/29 BBB 8,011
22,643 Total Financials 19,443,653
Industrial - 13.8%
20 3M Co (3) 3.375% 3/01/29 A+ 17,945
118 3M Co (3) 2.375% 8/26/29 A+ 97,156
70 3M Co 3.050% 4/15/30 A+ 59,903
20 ABB Finance USA Inc 3.800% 4/03/28 A- 18,666
44 Adobe Inc 1.900% 2/01/25 A 41,302
18 Adobe Inc 2.150% 2/01/27 A 16,153
40 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 31,530
60 Agilent Technologies Inc 2.100% 6/04/30 BBB+ 46,905
99 Air Products and Chemicals Inc 1.850% 5/15/27 A 86,338
100 Albemarle Corp (3) 4.650% 6/01/27 BBB 95,038
150 Alibaba Group Holding Ltd 4.500% 11/28/34 A+ 118,142
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 9,107
40 Amcor Flexibles North America Inc 2.630% 6/19/30 BBB 31,289
50 American Honda Finance Corp 2.150% 9/10/24 A- 47,424
100 American Honda Finance Corp 1.500% 1/13/25 A- 92,648

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 40 American Tower Corp 5.000% 2/15/24 BBB- $ 39,763
100 American Tower Corp 1.500% 1/31/28 BBB- 79,238
70 American Tower Corp 2.900% 1/15/30 BBB- 57,067
100 American Tower Corp (3) 4.050% 3/15/32 BBB- 85,510
100 Amgen Inc 3.000% 2/22/29 BBB+ 87,308
138 Amgen Inc 2.300% 2/25/31 BBB+ 110,466
100 Amgen Inc 2.000% 1/15/32 BBB+ 76,079
20 Amgen Inc 5.750% 3/15/40 BBB+ 19,085
200 Amgen Inc 4.400% 5/01/45 BBB+ 161,368
50 Amphenol Corp 4.350% 6/01/29 BBB+ 46,783
100 Analog Devices Inc 1.700% 10/01/28 A- 82,673
140 Apple Inc 0.700% 2/08/26 AA+ 122,589
200 Apple Inc 1.200% 2/08/28 AA+ 166,572
200 Apple Inc 1.400% 8/05/28 AA+ 165,591
100 Apple Inc 3.250% 8/08/29 AA+ 90,884
100 Apple Inc 1.650% 2/08/31 AA+ 78,309
300 Apple Inc 1.700% 8/05/31 AA+ 232,658
200 Apple Inc 2.375% 2/08/41 AA+ 133,844
150 Apple Inc 2.700% 8/05/51 AA+ 94,256
100 Apple Inc 2.850% 8/05/61 AA+ 59,914
10 Applied Materials Inc 3.900% 10/01/25 A 9,743
42 Applied Materials Inc 5.100% 10/01/35 A 40,749
50 Applied Materials Inc 4.350% 4/01/47 A 42,214
50 Aptiv PLC 4.350% 3/15/29 BBB 44,678
40 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 26,885
10 Archer-Daniels-Midland Co 3.250% 3/27/30 A 8,820
100 Archer-Daniels-Midland Co 2.700% 9/15/51 A 62,275
100 Astrazeneca Finance LLC 1.200% 5/28/26 A- 87,147
49 AstraZeneca PLC 1.375% 8/06/30 A- 37,467
165 AstraZeneca PLC 6.450% 9/15/37 A- 177,135
10 AstraZeneca PLC 4.375% 11/16/45 A- 8,461
500 AT&T Inc 4.850% 3/01/39 BBB 428,920
100 Autodesk Inc 2.400% 12/15/31 BBB 77,096
100 Automatic Data Processing Inc 1.700% 5/15/28 AA- 85,017
70 AutoNation Inc 1.950% 8/01/28 BBB- 53,678
50 Avery Dennison Corp 2.250% 2/15/32 BBB 36,714
20 Avnet Inc 4.625% 4/15/26 BBB- 18,966
105 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/07/29 A- 88,908
180 Baxalta Inc 4.000% 6/23/25 BBB 174,407
50 Baxter International Inc 1.730% 4/01/31 BBB 36,361
100 Baxter International Inc 2.539% 2/01/32 BBB 76,229
12 Bell Telephone Co of Canada or Bell Canada 2.150% 2/15/32 BBB+ 9,028
80 Bell Telephone Co of Canada or Bell Canada 3.650% 3/17/51 BBB+ 54,156
20 Biogen Inc 2.250% 5/01/30 BBB 15,729
40 Block Financial LLC 2.500% 7/15/28 BBB- 32,830
40 Boardwalk Pipelines LP 5.950% 6/01/26 BBB 40,062
10 Boardwalk Pipelines LP 4.450% 7/15/27 BBB 9,242
50 Booking Holdings Inc 3.600% 6/01/26 A- 47,210
50 BorgWarner Inc 2.650% 7/01/27 BBB+ 43,506
90 Bristol-Myers Squibb Co 1.450% 11/13/30 A 68,916
260 Bristol-Myers Squibb Co 4.125% 6/15/39 A 220,485
60 British Telecommunications PLC 9.625% 12/15/30 BBB 68,452
200 Broadcom Inc, 144A 4.150% 4/15/32 BBB- 167,396
100 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 77,784
100 Brunswick Corp/DE 4.400% 9/15/32 BBB 79,469
30 Bunge Ltd Finance Corp 3.250% 8/15/26 BBB 27,375
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,148
50 Bunge Ltd Finance Corp 2.750% 5/14/31 BBB 39,263
10 Campbell Soup Co 3.300% 3/19/25 BBB 9,511
110 Campbell Soup Co (3) 2.375% 4/24/30 BBB 87,990

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 50 Canadian National Railway Co 6.375% 11/15/37 A $ 52,364
10 Canadian National Railway Co 4.450% 1/20/49 A 8,319
100 Canadian Pacific Railway Co 2.450% 12/02/31 BBB 79,333
120 Cardinal Health Inc 4.500% 11/15/44 BBB 90,043
40 Carlisle Cos Inc 3.500% 12/01/24 BBB 38,377
20 Carlisle Cos Inc 2.200% 3/01/32 BBB 14,707
160 Carrier Global Corp 3.377% 4/05/40 BBB- 114,217
100 Caterpillar Financial Services Corp 0.600% 9/13/24 A 92,343
50 Caterpillar Financial Services Corp 3.250% 12/01/24 A 48,368
100 Caterpillar Financial Services Corp 3.400% 5/13/25 A 96,543
10 Caterpillar Financial Services Corp 0.800% 11/13/25 A 8,855
100 Caterpillar Inc 3.803% 8/15/42 A 80,654
100 CDW LLC / CDW Finance Corp 2.670% 12/01/26 BBB- 86,003
100 Celanese US Holdings LLC 1.400% 8/05/26 BBB- 80,622
50 Celulosa Arauco y Constitucion SA 3.875% 11/02/27 BBB- 44,250
10 Celulosa Arauco y Constitucion SA 5.500% 11/02/47 BBB- 7,612
50 Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 BBB- 50,007
50 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 48,781
40 Church & Dwight Co Inc 3.150% 8/01/27 BBB+ 36,502
100 Church & Dwight Co Inc 5.000% 6/15/52 BBB+ 87,486
70 Cigna Corp 4.500% 2/25/26 BBB+ 68,354
300 Cigna Corp 3.050% 10/15/27 BBB+ 268,701
50 Cigna Corp 4.800% 8/15/38 BBB+ 44,059
100 Cintas Corp No 2 3.450% 5/01/25 A- 96,426
100 Cintas Corp No 2 3.700% 4/01/27 A- 94,277
188 Cisco Systems Inc 2.500% 9/20/26 A+ 173,551
100 Clorox Co 4.400% 5/01/29 BBB+ 93,949
50 CNH Industrial NV 3.850% 11/15/27 BBB 45,265
85 Coca-Cola Co 1.450% 6/01/27 A+ 73,808
50 Coca-Cola Co 1.000% 3/15/28 A+ 41,141
160 Coca-Cola Co 1.650% 6/01/30 A+ 126,899
100 Coca-Cola Co 3.000% 3/05/51 A+ 68,118
40 Coca-Cola Co 2.750% 6/01/60 A+ 24,137
90 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 A- 65,253
100 Colgate-Palmolive Co 3.250% 8/15/32 AA- 87,899
200 Comcast Corp 3.300% 4/01/27 A- 184,651
200 Comcast Corp 3.400% 4/01/30 A- 176,284
200 Comcast Corp 1.500% 2/15/31 A- 149,499
100 Comcast Corp 5.500% 11/15/32 N/R 99,368
300 Comcast Corp 3.750% 4/01/40 A- 231,044
300 Comcast Corp 2.987% 11/01/63 A- 168,960
10 Conagra Brands Inc 4.600% 11/01/25 BBB- 9,712
130 Conagra Brands Inc 8.250% 9/15/30 BBB- 144,105
50 Corning Inc 5.350% 11/15/48 BBB+ 43,213
10 Corning Inc 3.900% 11/15/49 BBB+ 6,828
10 Corning Inc 4.375% 11/15/57 BBB+ 7,124
100 Costco Wholesale Corp 1.375% 6/20/27 A+ 86,098
40 Crown Castle Inc 4.300% 2/15/29 BBB- 36,348
214 Crown Castle Inc 3.300% 7/01/30 BBB- 178,509
100 Crown Castle Inc 2.500% 7/15/31 BBB- 76,943
155 CSX Corp 4.250% 3/15/29 BBB+ 145,101
10 CSX Corp 6.000% 10/01/36 BBB+ 10,023
100 CSX Corp 4.100% 3/15/44 BBB+ 78,774
10 CSX Corp 4.750% 11/15/48 BBB+ 8,481
52 CSX Corp 4.250% 11/01/66 BBB+ 37,499
9 Cummins Inc 1.500% 9/01/30 A 6,855
60 Cummins Inc 2.600% 9/01/50 A 35,553
200 CVS Health Corp 3.625% 4/01/27 BBB 185,879
80 CVS Health Corp 1.875% 2/28/31 BBB 60,704
300 CVS Health Corp 2.125% 9/15/31 BBB 229,561

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 CVS Health Corp 2.700% 8/21/40 BBB $ 64,589
100 CVS Health Corp 4.250% 4/01/50 BBB 75,133
100 Danaher Corp 2.800% 12/10/51 BBB+ 62,226
100 Deere & Co 3.900% 6/09/42 A 82,874
100 Dell International LLC / EMC Corp 5.850% 7/15/25 BBB 100,065
82 Dell International LLC / EMC Corp 8.100% 7/15/36 BBB 86,867
182 Discovery Communications LLC 3.625% 5/15/30 BBB- 146,923
51 Discovery Communications LLC 6.350% 6/01/40 BBB- 43,394
46 Discovery Communications LLC 4.000% 9/15/55 BBB- 26,247
12 Dollar Tree Inc 4.000% 5/15/25 BBB 11,639
70 Dollar Tree Inc 3.375% 12/01/51 BBB 43,583
30 Dover Corp 5.375% 10/15/35 BBB+ 27,890
141 Dow Chemical Co 4.250% 10/01/34 BBB+ 119,244
50 DR Horton Inc 1.300% 10/15/26 BBB+ 41,763
126 DuPont de Nemours Inc 4.725% 11/15/28 BBB+ 120,500
120 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 108,741
30 DXC Technology Co 1.800% 9/15/26 BBB 25,768
120 Eastern Gas Transmission & Storage Inc 4.800% 11/01/43 A- 96,770
48 Eaton Corp 3.103% 9/15/27 BBB+ 43,602
42 Eaton Corp 4.000% 11/02/32 BBB+ 37,180
124 eBay Inc 2.700% 3/11/30 BBB+ 100,795
86 Ecolab Inc 3.250% 12/01/27 A- 79,006
100 Ecolab Inc 2.700% 12/15/51 A- 59,804
52 Electronic Arts Inc 1.850% 2/15/31 BBB+ 40,105
25 Eli Lilly & Co 3.375% 3/15/29 A 23,118
50 Emerson Electric Co 2.000% 12/21/28 A 41,649
50 Emerson Electric Co 1.950% 10/15/30 A 39,249
10 Enbridge Inc 2.500% 2/14/25 BBB+ 9,344
160 Enbridge Inc 3.125% 11/15/29 BBB+ 136,230
90 Enbridge Inc 4.500% 6/10/44 BBB+ 70,524
40 Enterprise Products Operating LLC 7.550% 4/15/38 BBB+ 42,889
200 Enterprise Products Operating LLC 6.125% 10/15/39 BBB+ 192,618
100 Enterprise Products Operating LLC 4.850% 3/15/44 BBB+ 82,199
60 Equifax Inc 2.600% 12/15/25 BBB 54,634
40 Equinix Inc 2.625% 11/18/24 BBB 37,676
100 Equinix Inc 3.900% 4/15/32 BBB 84,146
110 Estee Lauder Cos Inc 2.600% 4/15/30 A+ 92,372
150 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 122,233
254 Fiserv Inc 3.500% 7/01/29 BBB 220,375
50 Flex Ltd 4.875% 6/15/29 BBB- 44,700
30 Flowserve Corp 2.800% 1/15/32 BBB- 21,500
40 FMC Corp 3.450% 10/01/29 BBB- 34,031
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 A- 7,701
79 Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 A- 50,803
30 Fortive Corp 3.150% 6/15/26 BBB 27,559
100 Fox Corp 4.709% 1/25/29 BBB 93,082
174 General Mills Inc 2.875% 4/15/30 BBB 147,014
40 Genuine Parts Co 2.750% 2/01/32 BBB 31,005
160 Gilead Sciences Inc 4.600% 9/01/35 BBB+ 144,205
146 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 122,524
30 Gilead Sciences Inc 5.650% 12/01/41 BBB+ 28,759
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 A 48,455
30 GlaxoSmithKline Capital PLC 3.000% 6/01/24 A 29,124
230 GlaxoSmithKline Capital PLC 3.375% 6/01/29 A 207,257
130 Halliburton Co 4.850% 11/15/35 BBB+ 114,846
30 Harley-Davidson Inc (3) 4.625% 7/28/45 BBB- 20,971
10 Hasbro Inc 3.500% 9/15/27 BBB 8,978
100 Hasbro Inc 3.900% 11/19/29 BBB 86,264
100 HCA Inc, 144A 3.125% 3/15/27 BBB- 88,400
106 HCA Inc 4.125% 6/15/29 BBB- 93,535

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 HCA Inc 5.125% 6/15/39 BBB- $ 82,824
100 HCA Inc 3.500% 7/15/51 BBB- 62,292
50 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 48,781
100 Home Depot Inc 2.700% 4/15/25 A 95,103
10 Home Depot Inc 2.950% 6/15/29 A 8,832
299 Home Depot Inc 5.400% 9/15/40 A 288,015
100 Home Depot Inc 5.950% 4/01/41 A 101,596
10 Home Depot Inc 4.400% 3/15/45 A 8,290
100 Honda Motor Co Ltd 2.534% 3/10/27 A- 89,361
100 Hormel Foods Corp 1.700% 6/03/28 A 84,117
80 HP Inc 3.400% 6/17/30 BBB 65,049
100 HP Inc 4.200% 4/15/32 BBB 81,892
20 IDEX Corp 2.625% 6/15/31 BBB 15,940
60 Illinois Tool Works Inc 4.875% 9/15/41 A 54,582
292 Intel Corp 2.450% 11/15/29 A+ 241,365
10 Intel Corp 4.000% 12/15/32 A+ 8,810
100 Intel Corp 4.600% 3/25/40 A+ 84,234
40 Intel Corp 4.250% 12/15/42 A+ 31,411
60 Intel Corp 4.100% 5/11/47 A+ 44,540
20 International Business Machines Corp 7.000% 10/30/25 A- 20,986
170 International Business Machines Corp 3.300% 5/15/26 A- 159,097
100 International Business Machines Corp (3) 2.720% 2/09/32 A- 80,288
72 International Business Machines Corp 5.600% 11/30/39 A- 68,252
90 International Business Machines Corp 4.700% 2/19/46 A- 74,165
30 International Flavors & Fragrances Inc 4.375% 6/01/47 BBB 21,958
10 International Flavors & Fragrances Inc 5.000% 9/26/48 BBB 7,984
45 International Paper Co 4.800% 6/15/44 BBB 35,858
30 International Paper Co (3) 4.350% 8/15/48 BBB 22,991
60 Interpublic Group of Cos Inc 2.400% 3/01/31 BBB 45,156
48 Intuit Inc 1.350% 7/15/27 A- 40,535
10 Intuit Inc 1.650% 7/15/30 A- 7,717
100 J M Smucker Co 2.750% 9/15/41 BBB 62,188
40 Jabil Inc 4.250% 5/15/27 BBB- 37,092
100 John Deere Capital Corp 0.450% 6/07/24 A 93,378
100 John Deere Capital Corp 0.625% 9/10/24 A 92,698
100 John Deere Capital Corp 1.300% 10/13/26 A 87,082
50 Johnson Controls International plc 5.125% 9/14/45 BBB 41,973
10 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 BBB 7,674
30 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 BBB 22,475
70 Kansas City Southern/Old 4.300% 5/15/43 BBB 54,650
115 Kellogg Co 2.650% 12/01/23 BBB 112,722
100 Keurig Dr Pepper Inc 3.130% 12/15/23 BBB 98,013
100 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 78,586
50 Keysight Technologies Inc 3.000% 10/30/29 BBB 41,752
10 Kimberly-Clark Corp 3.950% 11/01/28 A 9,415
100 Kimberly-Clark Corp 2.000% 11/02/31 A 78,076
48 Kimberly-Clark Corp 6.625% 8/01/37 A 52,487
69 Kimberly-Clark Corp 5.300% 3/01/41 A 65,454
90 Kinder Morgan Inc 1.750% 11/15/26 BBB 77,598
300 Kinder Morgan Inc 5.300% 12/01/34 BBB 269,963
100 KLA Corp 4.650% 7/15/32 A- 94,985
10 Koninklijke KPN NV 8.375% 10/01/30 BBB 10,911
100 Kraft Heinz Foods Co 3.875% 5/15/27 BBB- 93,695
100 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 90,331
100 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 91,589
10 Kroger Co 2.200% 5/01/30 BBB 7,850
160 Kroger Co 6.900% 4/15/38 BBB 165,778
9 Kroger Co 5.400% 7/15/40 BBB 8,047

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Laboratory Corp of America Holdings 1.550% 6/01/26 BBB $ 86,816
100 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 79,628
10 Lam Research Corp 1.900% 6/15/30 A- 7,847
90 Lam Research Corp 3.125% 6/15/60 A- 54,201
60 Lear Corp (3) 2.600% 1/15/32 BBB 43,768
30 Leggett & Platt Inc 4.400% 3/15/29 BBB 27,362
30 Leggett & Platt Inc 3.500% 11/15/51 BBB 19,709
10 Linde Inc/CT 1.100% 8/10/30 A 7,489
70 Lowe's Cos Inc 3.350% 4/01/27 BBB+ 64,744
10 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 9,314
300 Lowe's Cos Inc 5.000% 4/15/40 BBB+ 259,808
190 LYB International Finance III LLC 3.375% 10/01/40 BBB 126,891
60 Magna International Inc 2.450% 6/15/30 A- 48,111
110 Marathon Petroleum Corp 4.750% 9/15/44 BBB 86,706
100 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 62,246
100 Marvell Technology Inc 2.450% 4/15/28 BBB- 81,780
50 Masco Corp (3) 2.000% 2/15/31 BBB 36,930
20 Mastercard Inc 2.950% 6/01/29 A+ 17,700
44 Mastercard Inc 3.350% 3/26/30 A+ 39,554
100 Mastercard Inc 2.000% 11/18/31 A+ 78,595
40 Mastercard Inc 3.800% 11/21/46 A+ 31,264
70 MDC Holdings Inc 3.966% 8/06/61 BBB- 34,899
100 Merck & Co Inc 1.900% 12/10/28 A+ 83,796
200 Merck & Co Inc 1.450% 6/24/30 A+ 155,220
100 Merck & Co Inc 2.750% 12/10/51 A+ 63,530
20 Micron Technology Inc 4.975% 2/06/26 BBB- 19,443
80 Micron Technology Inc 4.185% 2/15/27 BBB- 74,215
50 Microsoft Corp 3.300% 2/06/27 AAA 47,523
211 Microsoft Corp 3.450% 8/08/36 AAA 180,800
576 Microsoft Corp 2.921% 3/17/52 AAA 389,175
20 Moody's Corp 2.000% 8/19/31 BBB+ 15,119
10 Moody's Corp 5.250% 7/15/44 BBB+ 8,878
100 Moody's Corp (3) 3.750% 2/25/52 BBB+ 70,616
50 Mosaic Co 4.875% 11/15/41 BBB 39,350
100 Motorola Solutions Inc 2.750% 5/24/31 BBB- 76,474
120 MPLX LP 2.650% 8/15/30 BBB 94,470
100 MPLX LP 4.950% 3/14/52 BBB 77,306
30 National Fuel Gas Co 5.500% 1/15/26 BBB- 29,369
50 NetApp Inc 2.375% 6/22/27 BBB 44,105
144 NIKE Inc 2.850% 3/27/30 A+ 124,906
100 Norfolk Southern Corp 2.300% 5/15/31 BBB+ 79,456
32 Norfolk Southern Corp 4.837% 10/01/41 BBB+ 28,007
100 Norfolk Southern Corp 2.900% 8/25/51 BBB+ 60,274
40 NOV Inc 3.950% 12/01/42 BBB 26,395
150 Novartis Capital Corp 2.200% 8/14/30 AA- 124,091
100 Novartis Capital Corp 4.400% 5/06/44 AA- 87,653
100 Nutrien Ltd 4.200% 4/01/29 BBB 91,599
100 NVIDIA Corp 2.000% 6/15/31 A 77,766
50 NVIDIA Corp 3.500% 4/01/40 A 37,972
30 NVR Inc 3.000% 5/15/30 BBB+ 24,301
10 NXP BV / NXP Funding LLC / NXP USA Inc 3.150% 5/01/27 BBB 8,845
100 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 75,209
100 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 74,498
183 ONEOK Inc 4.550% 7/15/28 BBB 166,072
19 ONEOK Inc 4.350% 3/15/29 BBB 16,880
120 Orange SA 5.375% 1/13/42 BBB+ 108,839
60 Otis Worldwide Corp 3.112% 2/15/40 BBB 41,661
10 Owens Corning 3.400% 8/15/26 BBB 9,089
50 Owens Corning 3.875% 6/01/30 BBB 43,269
100 PACCAR Financial Corp 3.150% 6/13/24 A+ 97,062

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 PACCAR Financial Corp (3) 3.550% 8/11/25 A+ $ 96,713
20 Paramount Global 4.200% 6/01/29 BBB 17,455
300 Paramount Global 4.200% 5/19/32 BBB 240,194
10 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 9,109
104 Parker-Hannifin Corp 4.200% 11/21/34 BBB+ 89,364
10 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 7,887
10 PayPal Holdings Inc (3) 3.900% 6/01/27 A- 9,499
150 PayPal Holdings Inc 2.850% 10/01/29 A- 127,561
60 PepsiCo Inc 3.500% 7/17/25 A+ 57,882
20 PepsiCo Inc (3) 2.375% 10/06/26 A+ 18,307
100 PepsiCo Inc 1.625% 5/01/30 A+ 79,524
364 PepsiCo Inc 2.875% 10/15/49 A+ 246,668
100 PerkinElmer Inc 2.250% 9/15/31 BBB 74,342
100 Pfizer Inc 3.600% 9/15/28 A 93,365
100 Pfizer Inc 4.200% 9/15/48 A 84,509
90 Phillips 66 Co, 144A 3.550% 10/01/26 BBB+ 83,248
100 Phillips 66 Co, 144A 4.680% 2/15/45 BBB+ 80,972
50 PPG Industries Inc 3.750% 3/15/28 A- 45,882
100 Procter & Gamble Co 1.000% 4/23/26 AA- 88,481
200 Procter & Gamble Co 3.000% 3/25/30 AA- 178,596
25 PulteGroup Inc 5.000% 1/15/27 BBB 24,010
21 PVH Corp 4.625% 7/10/25 BBB- 20,033
30 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 27,357
200 QUALCOMM Inc 1.650% 5/20/32 A 150,196
100 QUALCOMM Inc 4.250% 5/20/32 A 93,957
100 Quanta Services Inc (3) 2.350% 1/15/32 BBB- 72,180
28 Quest Diagnostics Inc 4.250% 4/01/24 BBB 27,632
50 Quest Diagnostics Inc 3.450% 6/01/26 BBB 46,758
40 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB- 30,135
40 RELX Capital Inc 4.750% 5/20/32 BBB+ 37,068
10 Republic Services Inc 3.375% 11/15/27 BBB 9,086
70 Republic Services Inc 3.950% 5/15/28 BBB 65,058
18 Republic Services Inc 2.300% 3/01/30 BBB 14,720
40 Republic Services Inc 1.450% 2/15/31 BBB 29,820
40 Rockwell Automation Inc 4.200% 3/01/49 A 31,933
10 Rogers Communications Inc 3.625% 12/15/25 BBB+ 9,344
100 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ 90,695
10 Rogers Communications Inc, 144A 3.800% 3/15/32 BBB+ 8,514
140 Rogers Communications Inc 5.450% 10/01/43 BBB+ 120,649
100 Roper Technologies Inc 3.800% 12/15/26 BBB 93,565
114 Ryder System Inc 2.500% 9/01/24 BBB 107,775
100 Ryder System Inc 2.850% 3/01/27 BBB 88,775
100 S&P Global Inc, 144A 2.900% 3/01/32 A- 82,250
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 BBB 19,894
150 Sabine Pass Liquefaction LLC 4.500% 5/15/30 BBB 136,813
100 Salesforce Inc 2.700% 7/15/41 A 68,584
100 Salesforce Inc 2.900% 7/15/51 A 64,396
10 Schlumberger Finance Canada Ltd 1.400% 9/17/25 A 9,045
60 Schlumberger Investment SA 2.650% 6/26/30 A 50,128
131 Sherwin-Williams Co 2.950% 8/15/29 BBB 111,005
30 Sherwin-Williams Co 4.500% 6/01/47 BBB 23,723
38 Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23 BBB 37,146
60 Sonoco Products Co 2.850% 2/01/32 BBB 46,762
100 Stanley Black & Decker Inc 4.250% 11/15/28 A- 94,108
100 Stanley Black & Decker Inc (3) 3.000% 5/15/32 A- 81,190
50 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 BBB 30,902
100 Tapestry Inc 3.050% 3/15/32 BBB- 73,574
21 Target Corp 3.375% 4/15/29 A 18,958
150 Target Corp 2.350% 2/15/30 A 124,053
12 Target Corp 6.500% 10/15/37 A 12,851

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 9 Target Corp 3.900% 11/15/47 A $ 6,979
20 TC PipeLines LP 3.900% 5/25/27 BBB+ 18,618
60 Teledyne Technologies Inc 2.250% 4/01/28 BBB- 49,725
20 Telefonica Emisiones SA 4.103% 3/08/27 BBB- 18,311
21 Telefonica Emisiones SA 7.045% 6/20/36 BBB- 20,386
10 Telefonica Emisiones SA 4.665% 3/06/38 BBB- 7,541
10 Telefonica Emisiones SA 4.895% 3/06/48 BBB- 7,131
90 Telefonica Emisiones SA 5.520% 3/01/49 BBB- 70,686
60 Telefonica Europe BV 8.250% 9/15/30 BBB- 64,981
50 TELUS Corp 3.700% 9/15/27 BBB+ 46,339
60 Texas Instruments Inc 1.750% 5/04/30 A+ 47,763
100 Texas Instruments Inc 1.900% 9/15/31 A+ 78,073
100 Thermo Fisher Scientific Inc 2.800% 10/15/41 A- 69,069
40 Thomson Reuters Corp 3.350% 5/15/26 BBB 37,189
30 Timken Co 4.125% 4/01/32 BBB- 26,045
132 Toyota Motor Corp 2.760% 7/02/29 A+ 114,247
40 Toyota Motor Credit Corp 2.500% 3/22/24 A+ 38,653
100 Toyota Motor Credit Corp 0.625% 9/13/24 A+ 92,464
100 Toyota Motor Credit Corp (3) 4.400% 9/20/24 A+ 99,090
100 Toyota Motor Credit Corp 1.450% 1/13/25 A+ 92,648
100 Toyota Motor Credit Corp 1.125% 6/18/26 A+ 86,895
10 Trane Technologies Luxembourg Finance SA 3.800% 3/21/29 BBB 8,915
200 TransCanada PipeLines Ltd 2.500% 10/12/31 BBB+ 153,669
50 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 BBB+ 52,686
150 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 126,307
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 35,619
200 TSMC Arizona Corp 4.250% 4/22/32 AA- 179,412
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 A- 37,088
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 A- 16,893
10 TWDC Enterprises 18 Corp 4.125% 12/01/41 A- 8,104
100 Tyco Electronics Group SA 2.500% 2/04/32 A- 79,642
10 Unilever Capital Corp 2.600% 5/05/24 A+ 9,660
18 Unilever Capital Corp 3.100% 7/30/25 A+ 17,174
21 Unilever Capital Corp 2.000% 7/28/26 A+ 18,879
100 Unilever Capital Corp 1.750% 8/12/31 A+ 76,169
100 United Parcel Service Inc (3) 4.450% 4/01/30 A 96,014
150 United Parcel Service Inc 5.200% 4/01/40 A 143,711
100 Valero Energy Corp 2.800% 12/01/31 BBB 78,866
70 Valmont Industries Inc 5.250% 10/01/54 BBB- 56,746
100 Verisk Analytics Inc 4.125% 3/15/29 BBB 91,413
39 Verizon Communications Inc 4.016% 12/03/29 BBB+ 35,150
100 Verizon Communications Inc 1.500% 9/18/30 BBB+ 74,255
200 Verizon Communications Inc 2.550% 3/21/31 BBB+ 158,045
605 Verizon Communications Inc 2.355% 3/15/32 BBB+ 458,303
100 Verizon Communications Inc (3) 2.850% 9/03/41 BBB+ 65,373
200 Verizon Communications Inc 3.875% 3/01/52 BBB+ 141,331
40 VF Corp 2.800% 4/23/27 BBB+ 35,505
100 VICI Properties LP 4.950% 2/15/30 BBB- 90,380
100 Visa Inc (3) 2.050% 4/15/30 AA- 82,394
189 Visa Inc 4.150% 12/14/35 AA- 170,245
100 VMware Inc 1.400% 8/15/26 BBB- 85,311
10 Vodafone Group PLC 4.125% 5/30/25 BBB 9,733
20 Vodafone Group PLC 6.250% 11/30/32 BBB 19,759
173 Vodafone Group PLC 6.150% 2/27/37 BBB 162,870
80 Vodafone Group PLC 5.250% 5/30/48 BBB 65,412
200 Walgreens Boots Alliance Inc 3.200% 4/15/30 BBB 167,535
100 Walt Disney Co 3.350% 3/24/25 A- 96,180
40 Walt Disney Co 2.650% 1/13/31 A- 33,137
130 Walt Disney Co 6.400% 12/15/35 A- 137,874
12 Walt Disney Co 4.750% 9/15/44 A- 10,532

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 60 Walt Disney Co 4.950% 10/15/45 A- $ 52,868
270 Walt Disney Co 2.750% 9/01/49 A- 167,209
40 Warnermedia Holdings Inc, 144A 3.528% 3/15/24 BBB- 38,637
150 Warnermedia Holdings Inc, 144A 3.788% 3/15/25 BBB- 141,431
250 Warnermedia Holdings Inc, 144A 5.391% 3/15/62 BBB- 174,386
100 Waste Connections Inc 2.200% 1/15/32 BBB+ 76,938
10 Waste Management Inc 1.500% 3/15/31 BBB+ 7,594
100 Waste Management Inc 4.150% 4/15/32 BBB+ 91,954
40 Western Union Co 2.850% 1/10/25 BBB 37,546
10 Western Union Co 6.200% 11/17/36 BBB 9,381
100 Weyerhaeuser Co 3.375% 3/09/33 BBB 79,829
100 Whirlpool Corp 4.700% 5/14/32 BBB 89,189
190 Williams Cos Inc 2.600% 3/15/31 BBB 148,865
120 WRKCo Inc 4.000% 3/15/28 BBB 109,461
50 WW Grainger Inc 1.850% 2/15/25 A- 46,565
10 Xylem Inc/NY 2.250% 1/30/31 BBB 7,865
10 Zoetis Inc 4.500% 11/13/25 BBB 9,814
126 Zoetis Inc 3.900% 8/20/28 BBB 116,127
9 Zoetis Inc 2.000% 5/15/30 BBB 7,088
39,414 Total Industrial 32,921,090
Utility - 2.0%
12 AEP Texas Inc 4.150% 5/01/49 BBB+ 8,644
100 American Electric Power Co Inc 2.031% 3/15/24 BBB- 95,465
100 American Water Capital Corp 2.800% 5/01/30 BBB+ 83,447
100 American Water Capital Corp 2.300% 6/01/31 BBB+ 78,297
100 Appalachian Power Co 4.400% 5/15/44 A- 77,131
100 Atmos Energy Corp 2.625% 9/15/29 A- 84,269
100 Atmos Energy Corp 2.850% 2/15/52 A- 60,103
100 Avista Corp 4.000% 4/01/52 A- 73,811
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 A- 107,702
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 A- 185,720
100 Berkshire Hathaway Energy Co, 144A 4.600% 5/01/53 A- 82,446
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 83,320
100 CenterPoint Energy Inc 1.450% 6/01/26 BBB 86,941
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 A- 68,508
121 Commonwealth Edison Co 6.450% 1/15/38 A 125,794
100 Commonwealth Edison Co 2.750% 9/01/51 A 59,858
100 Connecticut Light and Power Co 2.050% 7/01/31 A+ 78,041
40 Consolidated Edison Co of New York Inc (3) 2.400% 6/15/31 A- 31,509
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 A- 113,497
100 Consolidated Edison Co of New York Inc 4.650% 12/01/48 A- 81,515
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 7,335
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 A- 7,563
21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 A- 11,931
90 Consumers Energy Co 3.500% 8/01/51 A+ 62,686
126 DTE Energy Co 2.950% 3/01/30 BBB 104,678
100 Duke Energy Florida LLC 2.400% 12/15/31 A 78,359
37 Duke Energy Florida LLC 6.350% 9/15/37 N/R 37,699
30 Emera US Finance LP 4.750% 6/15/46 BBB- 22,243
10 Enel Generacion Chile SA 4.250% 4/15/24 BBB 9,799
100 Essential Utilities Inc 2.400% 5/01/31 BBB 77,605
100 Exelon Corp, 144A 2.750% 3/15/27 BBB 89,402
10 Exelon Corp 4.950% 6/15/35 BBB 9,004
48 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 42,945
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 95,816
100 National Rural Utilities Cooperative Finance Corp 2.750% 4/15/32 A+ 80,200
100 NiSource Inc 3.600% 5/01/30 BBB 86,061
100 NSTAR Electric Co 3.950% 4/01/30 A+ 91,817
12 NSTAR Electric Co 5.500% 3/15/40 A+ 11,390

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 100 Oncor Electric Delivery Co LLC 2.750% 5/15/30 A $ 84,057
100 ONE Gas Inc (3) 4.250% 9/01/32 A- 91,416
120 PECO Energy Co 4.600% 5/15/52 A+ 101,449
100 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 78,376
36 Potomac Electric Power Co 6.500% 11/15/37 A 37,792
50 PPL Capital Funding Inc 3.100% 5/15/26 BBB+ 45,628
18 Public Service Co of Colorado 6.500% 8/01/38 A+ 18,927
50 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 39,554
20 Public Service Co of Oklahoma 2.200% 8/15/31 A- 15,434
20 Public Service Electric and Gas Co 1.900% 8/15/31 A 15,349
100 Public Service Electric and Gas Co 5.800% 5/01/37 A 99,851
100 Puget Energy Inc 4.224% 3/15/32 BBB- 85,308
30 Puget Sound Energy Inc 5.638% 4/15/41 A 28,207
100 San Diego Gas & Electric Co 3.000% 3/15/32 A 82,071
43 San Diego Gas & Electric Co 4.150% 5/15/48 A 33,242
94 Sempra Energy 6.000% 10/15/39 BBB 89,513
150 Southern California Edison Co 4.700% 6/01/27 A- 144,815
150 Southern California Edison Co 5.450% 6/01/52 A- 131,145
100 Southern California Gas Co 2.950% 4/15/27 A 90,392
100 Southern Co 5.700% 10/15/32 N/R 98,885
10 Southwest Gas Corp 3.700% 4/01/28 BBB+ 8,827
20 Southwest Gas Corp 3.800% 9/29/46 BBB+ 12,884
100 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 61,757
23 Southwestern Public Service Co 4.400% 11/15/48 N/R 18,189
100 Tampa Electric Co 5.000% 7/15/52 A- 87,797
12 Tucson Electric Power Co 3.050% 3/15/25 A- 11,463
100 Tucson Electric Power Co 3.250% 5/15/32 A- 82,284
30 Tucson Electric Power Co 3.250% 5/01/51 A- 18,802
20 Washington Gas Light Co 3.796% 9/15/46 A- 14,476
100 WEC Energy Group Inc 5.150% 10/01/27 BBB+ 98,417
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 81,784
20 Wisconsin Electric Power Co 1.700% 6/15/28 A 16,621
10 Wisconsin Power and Light Co 1.950% 9/16/31 A- 7,615
48 Wisconsin Public Service Corp 3.671% 12/01/42 A 34,981
5,395 Total Utility 4,559,859
$ 67,452 Total Corporate Debt (cost $71,236,677) 56,924,602
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
GOVERNMENT RELATED - 5.5%
Government Agency - 2.4%
10 Equinor ASA 3.250% 11/10/24 AA- 9,668
10 Equinor ASA 3.000% 4/06/27 AA- 9,156
10 Equinor ASA 3.625% 9/10/28 AA- 9,268
214 Equinor ASA 3.125% 4/06/30 AA- 187,594
10 Equinor ASA 3.950% 5/15/43 AA- 7,932
10 Equinor ASA 3.700% 4/06/50 AA- 7,514
100 Export Development Canada 3.375% 8/26/25 AAA 96,747
390 Federal Home Loan Banks 2.375% 9/08/23 N/R 382,602
440 Federal Home Loan Banks 2.500% 2/13/24 N/R 428,505
100 Federal Home Loan Banks 2.125% 2/28/24 AA+ 96,800
240 Federal Home Loan Banks 2.875% 6/14/24 N/R 233,025
100 Federal Home Loan Banks 4.500% 10/03/24 N/R 99,713
150 Federal Home Loan Banks (3) 3.250% 11/16/28 N/R 141,459
81 Federal National Mortgage Association (3) 2.625% 9/06/24 N/R 78,145
70 Federal National Mortgage Association 1.625% 1/07/25 N/R 65,802
200 Federal National Mortgage Association 0.625% 4/22/25 N/R 181,572
200 Federal National Mortgage Association (3) 0.500% 6/17/25 N/R 180,358
200 Federal National Mortgage Association 1.875% 9/24/26 N/R 182,024

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Government Agency (continued)
$ 329 Federal National Mortgage Association 5.625% 7/15/37 N/R $ 356,765
50 Israel Government AID Bond 5.500% 12/04/23 AAA 50,419
10 Israel Government AID Bond 5.500% 9/18/33 AAA 10,732
99 Japan Bank for International Cooperation 2.500% 5/28/25 A+ 93,425
200 Japan Bank for International Cooperation 0.625% 7/15/25 A+ 178,503
180 Japan Bank for International Cooperation (3) 2.875% 6/01/27 A+ 165,955
100 Korea Development Bank 2.125% 10/01/24 AA 94,793
40 Korea Development Bank 1.375% 4/25/27 AA 34,042
774 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 AAA 742,124
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 AAA 93,002
9 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 AAA 8,046
100 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 AAA 94,396
10 Landwirtschaftliche Rentenbank 3.125% 11/14/23 AAA 9,845
30 Landwirtschaftliche Rentenbank 2.000% 1/13/25 AAA 28,370
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 AAA 135,233
100 Landwirtschaftliche Rentenbank 3.875% 9/28/27 AAA 97,608
109 Oesterreichische Kontrollbank AG 3.125% 11/07/23 AA+ 107,272
100 Oesterreichische Kontrollbank AG 0.500% 9/16/24 AA+ 92,588
100 Oesterreichische Kontrollbank AG 2.875% 5/23/25 AA+ 95,837
10 Svensk Exportkredit AB 0.625% 5/14/25 AA+ 9,040
5,135 Total Government Agency 4,895,879
Municipal Bonds - 1.1% (4)
250 Province of Alberta Canada(No Opt. Call) 1.000% 5/20/25 AA- 227,734
160 Province of Alberta Canada(No Opt. Call) 3.300% 3/15/28 AA- 149,539
40 Province of Alberta Canada(No Opt. Call) 1.300% 7/22/30 AA- 31,342
100 Province of British Columbia Canada(No Opt. Call) 1.750% 9/27/24 AA+ 94,834
50 Province of British Columbia Canada(No Opt. Call) 2.250% 6/02/26 AA+ 46,117
110 Province of British Columbia Canada(No Opt. Call) (3) 0.900% 7/20/26 AA+ 95,927
100 Province of Manitoba Canada(No Opt. Call) 2.600% 4/16/24 A+ 96,995
100 Province of Manitoba Canada(No Opt. Call) 1.500% 10/25/28 A+ 83,371
70 Province of New Brunswick Canada(No Opt. Call) 3.625% 2/24/28 A+ 66,645
516 Province of Ontario Canada(No Opt. Call) 1.750% 1/24/23 AA- 512,698
10 Province of Ontario Canada(No Opt. Call) 3.400% 10/17/23 AA- 9,860
60 Province of Ontario Canada(No Opt. Call) 3.200% 5/16/24 AA- 58,607
200 Province of Ontario Canada(No Opt. Call) 2.500% 4/27/26 AA- 185,327
100 Province of Ontario Canada(No Opt. Call) (3) 3.100% 5/19/27 AA- 93,761
100 Province of Ontario Canada(No Opt. Call) 1.800% 10/14/31 AA- 79,548
100 Province of Ontario Canada(No Opt. Call) 2.125% 1/21/32 AA- 81,207
20 Province of Quebec Canada(No Opt. Call) 2.625% 2/13/23 AA- 19,899
89 Province of Quebec Canada(No Opt. Call) 2.875% 10/16/24 AA- 85,980
180 Province of Quebec Canada(No Opt. Call) 1.500% 2/11/25 AA- 167,983
50 Province of Quebec Canada(No Opt. Call) 0.600% 7/23/25 AA- 44,838
295 Province of Quebec Canada(No Opt. Call) 2.500% 4/20/26 AA- 274,045
70 Province of Quebec Canada(No Opt. Call) 2.750% 4/12/27 AA- 65,099
2,770 Total Municipal Bonds 2,571,356
Sovereign Debt - 2.0%
10 African Development Bank 3.000% 9/20/23 AAA 9,849
100 African Development Bank 3.375% 7/07/25 AAA 96,934
100 African Development Bank 0.875% 7/22/26 AAA 87,410
100 Asian Development Bank 4.125% 9/27/24 AAA 98,981
400 Asian Development Bank 1.500% 10/18/24 AAA 376,917
100 Asian Development Bank 1.500% 1/20/27 AAA 88,817
100 Asian Development Bank 1.875% 3/15/29 AAA 86,343
100 Asian Development Bank (3) 3.125% 4/27/32 AAA 91,226
80 Canada Government International Bond 1.625% 1/22/25 AAA 75,071
100 Canada Government International Bond 2.875% 4/28/25 AAA 96,170
30 Chile Government International Bond 3.125% 1/21/26 A 27,939
20 Chile Government International Bond (3) 3.240% 2/06/28 A 17,946

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 210 Chile Government International Bond 2.450% 1/31/31 A $ 167,817
200 Chile Government International Bond 3.250% 9/21/71 A 110,158
20 Council Of Europe Development Bank 1.375% 2/27/25 AA+ 18,607
50 Council Of Europe Development Bank 0.875% 9/22/26 AA+ 43,440
311 European Investment Bank 3.125% 12/14/23 AAA 305,887
90 European Investment Bank 2.250% 6/24/24 AAA 86,698
100 European Investment Bank 2.750% 8/15/25 AAA 95,403
100 European Investment Bank 0.750% 10/26/26 AAA 86,548
100 European Investment Bank (3) 1.375% 3/15/27 AAA 88,073
14 Hungary Government International Bond 7.625% 3/29/41 BBB 13,984
100 Inter-American Development Bank 3.250% 7/01/24 AAA 97,637
130 Inter-American Development Bank 2.000% 7/23/26 AAA 118,875
100 Inter-American Development Bank 1.500% 1/13/27 AAA 88,866
100 Inter-American Development Bank 1.125% 7/20/28 AAA 83,526
200 Inter-American Development Bank 3.875% 10/28/41 AAA 178,987
60 International Bank for Reconstruction & Development 2.500% 3/19/24 AAA 58,301
535 International Bank for Reconstruction & Development 1.500% 8/28/24 AAA 506,172
151 International Bank for Reconstruction & Development 2.125% 3/03/25 AAA 142,933
60 International Bank for Reconstruction & Development 3.125% 11/20/25 AAA 57,593
10 International Bank for Reconstruction & Development 2.500% 11/22/27 AAA 9,141
100 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 80,466
100 International Bank for Reconstruction & Development 2.500% 3/29/32 AAA 86,265
70 International Finance Corp 0.375% 7/16/25 AAA 62,638
20 International Finance Corp 2.125% 4/07/26 AAA 18,478
240 Israel Government International Bond 2.750% 7/03/30 A+ 208,260
60 Israel Government International Bond 3.875% 7/03/50 A+ 45,463
80 Korea International Bond 2.750% 1/19/27 AA 73,664
10 Korea International Bond 2.500% 6/19/29 AA- 8,876
20 Korea International Bond 1.000% 9/16/30 AA 15,405
70 Korea International Bond 1.750% 10/15/31 AA 55,909
70 Nordic Investment Bank 2.250% 5/21/24 AAA 67,500
120 Panama Government International Bond 4.000% 9/22/24 BBB 116,113
10 Panama Government International Bond 3.750% 3/16/25 BBB 9,545
30 Panama Government International Bond 3.160% 1/23/30 BBB 24,413
250 Panama Government International Bond 4.500% 5/15/47 BBB 172,769
70 Panama Government International Bond 4.500% 4/16/50 N/R 47,487
10 Peruvian Government International Bond (3) 4.125% 8/25/27 BBB 9,401
180 Peruvian Government International Bond 2.844% 6/20/30 BBB 145,836
70 Peruvian Government International Bond 2.783% 1/23/31 BBB 55,205
65 Peruvian Government International Bond 3.000% 1/15/34 BBB 48,512
96 Peruvian Government International Bond 5.625% 11/18/50 BBB 87,824
10 Peruvian Government International Bond (3) 3.550% 3/10/51 BBB 6,584
10 Republic of Italy Government International Bond 0.875% 5/06/24 BBB 9,251
100 Republic of Italy Government International Bond 1.250% 2/17/26 BBB 85,139
270 Republic of Italy Government International Bond 2.875% 10/17/29 BBB 217,039
70 Republic of Poland Government International Bond (3) 4.000% 1/22/24 A- 68,903
54 Uruguay Government International Bond 5.750% 10/28/34 N/R 54,459
200 Uruguay Government International Bond 4.125% 11/20/45 BBB 168,584
6,336 Total Sovereign Debt 5,562,237
$ 14,241 Total Government Related (cost $15,017,690) 13,029,472
Total Long-Term Investments (cost $274,073,056) 230,318,172

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.0%
MONEY MARKET FUNDS - 1.0%
2,206,431 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
3.120%(6) $ 2,206,431
Total Investments Purchased with Collateral from Securities Lending (cost $2,206,431) $ 2,206,431
Total Investments (cost $ 276,279,487 ) - 100 .0% 232,524,603
Other Assets Less Liabilities - (0.0)% (92,012)
Net Assets - 100% $ 232,432,591
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 91,705,405 $ – $ 91,705,405
Securitized – 68,658,693 – 68,658,693
Corporate Debt – 56,924,602 – 56,924,602
Government Related – 13,029,472 – 13,029,472
Investments Purchased with Collateral from
Securities Lending 2,206,431 – – 2,206,431
Total
$ 2,206,431 $ 230,318,172 $ – $ 232,524,603
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,134,841.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD Purchased on a when-issued or delayed delivery basis.